UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kathleen A. McGah, Esq.
   Vice President, Chief Legal Officer,              John H. Beers, Esq.
   Counsel and Secretary for Registrant          Vice President and Counsel
      Phoenix Life Insurance Company           Phoenix Life Insurance Company
             One American Row                         One American Row
          Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



                          PHOENIX CAPITAL GROWTH SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES            VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--85.6%
ADVERTISING--1.0%
Omnicom Group, Inc.                                          70,780     $        2,729
                                                                        --------------
AEROSPACE & DEFENSE--4.1%
Lockheed Martin Corp.                                        66,405              7,283
Raytheon Co.                                                 65,710              3,516
                                                                        --------------
                                                                                10,799
                                                                        --------------
APPLICATION SOFTWARE--1.6%
Adobe Systems, Inc.(b)                                      105,475              4,163
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--4.2%
Franklin Resources, Inc.                                     36,980              3,259
Northern Trust Corp.                                         61,850              4,465
T. Rowe Price Group, Inc.                                    61,435              3,300
                                                                        --------------
                                                                                11,024
                                                                        --------------
BIOTECHNOLOGY--6.1%
Genentech, Inc.(b)                                           66,600              5,906
Genzyme Corp.(b)                                             55,770              4,511
Gilead Sciences, Inc.(b)                                    121,505              5,538
                                                                        --------------
                                                                                15,955
                                                                        --------------
COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc.(b)                                      161,335              3,640
QUALCOMM, Inc.                                              103,395              4,443
                                                                        --------------
                                                                                 8,083
                                                                        --------------
COMPUTER HARDWARE--6.1%
Apple, Inc.(b)                                               26,335              2,993
Hewlett-Packard Co.                                         143,080              6,616
International Business Machines Corp.                        55,475              6,489
                                                                        --------------
                                                                                16,098
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Deere & Co.                                                  65,810              3,258
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Western Union Co. (The)                                      97,820              2,413
                                                                        --------------
ELECTRIC UTILITIES--2.3%
Exelon Corp.                                                 58,350              3,654
FPL Group, Inc.                                              49,310              2,480
                                                                        --------------
                                                                                 6,134
                                                                        --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
Monsanto Co.                                                 44,135              4,368
                                                                        --------------

                                                          SHARES            VALUE
                                                     --------------     --------------
FOOTWEAR--1.9%
NIKE, Inc. Class B                                           73,465     $        4,915
                                                                        --------------
HEALTH CARE EQUIPMENT--6.6%
Baxter International, Inc.                                   69,185              4,541
Becton, Dickinson & Co.                                      63,520              5,098
Covidien Ltd.                                                69,835              3,754
Medtronic, Inc.                                              78,235              3,920
                                                                        --------------
                                                                                17,313
                                                                        --------------
HOME ENTERTAINMENT SOFTWARE--0.8%
Electronic Arts, Inc.(b)                                     57,650              2,132
                                                                        --------------
HOUSEHOLD PRODUCTS--3.7%
Colgate-Palmolive Co.                                        58,250              4,389
Procter & Gamble Co. (The)                                   76,935              5,362
                                                                        --------------
                                                                                 9,751
                                                                        --------------
HYPERMARKETS & SUPER CENTERS--5.0%
Costco Wholesale Corp.                                       54,380              3,531
Wal-Mart Stores, Inc.                                       159,560              9,556
                                                                        --------------
                                                                                13,087
                                                                        --------------
INDUSTRIAL MACHINERY--1.5%
Danaher Corp.                                                56,760              3,939
                                                                        --------------
INSURANCE BROKERS--1.6%
Marsh & McLennan Cos., Inc.                                 129,430              4,111
                                                                        --------------
INTEGRATED OIL & GAS--1.2%
Occidental Petroleum Corp.                                   43,935              3,095
                                                                        --------------
INTERNET SOFTWARE & SERVICES--1.6%
Google, Inc. Class A(b)                                      10,240              4,101
                                                                        --------------
MANAGED HEALTH CARE--1.0%
Aetna, Inc.                                                  73,225              2,644
                                                                        --------------
OIL & GAS DRILLING--1.3%
Transocean, Inc.(b)                                          30,910              3,395
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
Range Resources Corp.                                        60,045              2,574
XTO Energy, Inc.                                             50,000              2,326
                                                                        --------------
                                                                                 4,900
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
JPMorgan Chase & Co.                                         76,875              3,590
                                                                        --------------

                          PHOENIX CAPITAL GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
PACKAGED FOODS & MEATS--1.3%
ConAgra Foods, Inc.                                         182,715     $        3,556
                                                                        --------------
PHARMACEUTICALS--4.6%
Abbott Laboratories                                          86,885              5,003
Johnson & Johnson                                           101,200              7,011
                                                                        --------------
                                                                                12,014
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--1.2%
Chubb Corp. (The)                                            56,595              3,107
                                                                        --------------
RESTAURANTS--1.6%
McDonald's Corp.                                             69,685              4,300
                                                                        --------------
SOFT DRINKS--5.3%
Coca-Cola Co. (The)                                         123,765              6,545
PepsiCo, Inc.                                               103,675              7,389
                                                                        --------------
                                                                                13,934
                                                                        --------------
SPECIALTY STORES--1.9%
Staples, Inc.                                               216,460              4,870
                                                                        --------------
SYSTEMS SOFTWARE--4.2%
Microsoft Corp.                                             248,620              6,636
Oracle Corp.(b)                                             219,200              4,452
                                                                        --------------
                                                                                11,088
                                                                        --------------
TOBACCO--1.9%
Philip Morris International, Inc.                           105,175              5,059
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
American Tower Corp. Class A(b)                             131,915              4,745
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $219,152)                                                     224,670
                                                                        --------------
FOREIGN COMMON STOCKS(c)--10.7%
APPLICATION SOFTWARE--1.3%
Amdocs Ltd. (United States)(b)                              122,070              3,342
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
COMMUNICATIONS EQUIPMENT--1.2%
Research In Motion Ltd. (Canada)(b)                          45,160     $        3,084
                                                                        --------------
GOLD--0.9%
Goldcorp, Inc. (Canada)                                      73,525              2,326
                                                                        --------------
HEAVY ELECTRICAL EQUIPMENT--1.0%
ABB Ltd. Sponsored ADR (Switzerland)                        134,405              2,607
                                                                        --------------
INTEGRATED OIL & GAS--1.2%
Petroleo Brasileiro SA ADR (Brazil)                          75,650              3,325
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--2.2%
Schlumberger Ltd. (Netherlands)                              73,665              5,753
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--2.0%
Canadian Natural Resources Ltd. (Canada)                     77,110              5,279
                                                                        --------------
SOFT DRINKS--0.9%
Fomento Economico Mexicano S.A. de C.V. ADR
   (Mexico)                                                  65,810              2,510
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $30,507)                                                       28,226
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $249,659)                                                     252,896
                                                                        --------------
SHORT-TERM INVESTMENTS--3.6%
MONEY MARKET MUTUAL FUNDS--3.6%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     9,385,926              9,386
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,386)                                                         9,386
                                                                        --------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $259,045)                                                     262,282(a)
Other assets and liabilities, net--0.1%                                            272
                                                                        --------------
NET ASSETS--100.0%                                                      $      262,554
                                                                        ==============

ABBREVIATIONS:

ADR   American Depositary Receipt

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,811 and gross depreciation of $12,078 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $259,549.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--97.7%
ADVERTISING--0.3%
Omnicom Group, Inc.                                           7,900     $          305
                                                                        --------------
AEROSPACE & DEFENSE--3.8%
Boeing Co. (The)                                             15,100                866
General Dynamics Corp.                                        4,700                346
Honeywell International, Inc.                                13,900                578
Northrop Grumman Corp.                                        7,500                454
Raytheon Co.                                                  7,800                417
United Technologies Corp.                                    25,800              1,550
                                                                        --------------
                                                                                 4,211
                                                                        --------------
AGRICULTURAL PRODUCTS--0.1%
Darling International, Inc.(b)                               11,700                130
                                                                        --------------
APPAREL RETAIL--0.6%
Abercrombie & Fitch Co. Class A                               1,800                 71
Gap, Inc. (The)                                              22,000                391
TJX Cos., Inc. (The)                                          6,000                183
                                                                        --------------
                                                                                   645
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Coach, Inc.(b)                                                6,200                155
Quiksilver, Inc.(b)                                          42,200                242
VF Corp.                                                      4,100                317
                                                                        --------------
                                                                                   714
                                                                        --------------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc.(b)                                       10,300                407
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--4.3%
Ameriprise Financial, Inc.                                   16,100                615
Ares Capital Corp.                                            9,300                 97
Bank of New York Mellon Corp. (The)                          47,715              1,555
Federated Investors, Inc. Class B                             7,900                228
Northern Trust Corp.                                         14,100              1,018
SEI Investments Co.                                          10,200                226
State Street Corp.                                           17,800              1,012
                                                                        --------------
                                                                                 4,751
                                                                        --------------
BIOTECHNOLOGY--1.5%
Amgen, Inc.(b)                                               18,300              1,084
Cephalon, Inc.(b)                                             7,700                597
                                                                        --------------
                                                                                 1,681
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
BROADCASTING--0.4%
CBS Corp. Class B                                            30,600     $          446
                                                                        --------------
COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                             2,100                 75
                                                                        --------------
COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                                  15,600                383
                                                                        --------------
COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(b)                                       78,400              1,769
Corning, Inc.                                                 9,000                141
Emulex Corp.(b)                                              14,800                158
JDS Uniphase Corp.(b)                                        13,800                117
Juniper Networks, Inc.(b)                                     7,900                166
                                                                        --------------
                                                                                 2,351
                                                                        --------------
COMPUTER & ELECTRONICS RETAIL--0.7%
Best Buy Co., Inc.                                           10,400                390
RadioShack Corp.                                             19,500                337
                                                                        --------------
                                                                                   727
                                                                        --------------
COMPUTER HARDWARE--5.4%
Hewlett-Packard Co.                                          58,700              2,714
International Business Machines Corp.                        27,700              3,240
                                                                        --------------
                                                                                 5,954
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.3%
NetApp, Inc.(b)                                              12,000                219
QLogic Corp.(b)                                               8,600                132
                                                                        --------------
                                                                                   351
                                                                        --------------
CONSTRUCTION & ENGINEERING--0.4%
Foster Wheeler Ltd.(b)                                       13,100                473
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
AGCO Corp.(b)                                                 6,900                294
Caterpillar, Inc.                                             7,700                459
Cummins, Inc.                                                 2,100                 92
                                                                        --------------
                                                                                   845
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Automatic Data Processing, Inc.                              15,300                654
Western Union Co. (The)                                      12,300                303
                                                                        --------------
                                                                                   957
                                                                        --------------
DEPARTMENT STORES--0.3%
Macy's, Inc.                                                 21,500                387
                                                                        --------------

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. Class B                                    3,000     $          215
                                                                        --------------
DIVERSIFIED BANKS--0.2%
Wells Fargo & Co.                                             7,500                281
                                                                        --------------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                                 1,800                107
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Acuity Brands, Inc.                                           3,800                158
Emerson Electric Co.                                         23,800                971
                                                                        --------------
                                                                                 1,129
                                                                        --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(b)                                 9,900                294
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronics Ltd.                                         7,000                194
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Waste Management, Inc.                                       11,400                359
                                                                        --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                        5,100                150
                                                                        --------------
FOOD DISTRIBUTORS--1.2%
SYSCO Corp.                                                  44,000              1,357
                                                                        --------------
FOOD RETAIL--1.1%
Casey's General Stores, Inc.                                  3,600                108
Kroger Co. (The)                                             38,600              1,061
                                                                        --------------
                                                                                 1,169
                                                                        --------------
FOOTWEAR--0.8%
NIKE, Inc. Class B                                           13,100                876
                                                                        --------------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                             9,100                253
Dollar Tree, Inc.(b)                                          4,900                178
                                                                        --------------
                                                                                   431
                                                                        --------------
HEALTH CARE DISTRIBUTORS--1.1%
Cardinal Health, Inc.                                        24,200              1,193
                                                                        --------------
HEALTH CARE EQUIPMENT--0.3%
Boston Scientific Corp.(b)                                   28,400                348
                                                                        --------------
HEALTH CARE FACILITIES--0.1%
Healthsouth Corp.(b)                                          4,100                 76
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
HOUSEHOLD APPLIANCES--0.2%
Stanley Works (The)                                           5,600     $          234
                                                                        --------------
HOUSEHOLD PRODUCTS--2.0%
Kimberly-Clark Corp.                                          6,400                415
Procter & Gamble Co. (The)                                   25,800              1,798
                                                                        --------------
                                                                                 2,213
                                                                        --------------
HYPERMARKETS & SUPER CENTERS--1.4%
BJ's Wholesale Club, Inc.(b)                                 10,900                424
Wal-Mart Stores, Inc.                                        18,100              1,084
                                                                        --------------
                                                                                 1,508
                                                                        --------------
INDUSTRIAL CONGLOMERATES--0.7%
Tyco International Ltd.                                      23,225                813
                                                                        --------------
INDUSTRIAL MACHINERY--1.4%
Dover Corp.                                                   6,300                255
Eaton Corp.                                                  10,800                607
Gardner Denver, Inc.(b)                                       4,900                170
Illinois Tool Works, Inc.                                     4,100                182
Parker Hannifin Corp.                                         6,750                358
                                                                        --------------
                                                                                 1,572
                                                                        --------------
INSURANCE BROKERS--0.4%
AON Corp.                                                     9,900                445
                                                                        --------------
INTEGRATED OIL & GAS--11.9%
Chevron Corp.                                                29,300              2,417
ConocoPhillips                                               34,000              2,490
Exxon Mobil Corp.                                            68,100              5,289
Occidental Petroleum Corp.                                   41,900              2,952
                                                                        --------------
                                                                                13,148
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                                   96,805              2,703
Embarq Corp.                                                  6,000                243
Verizon Communications, Inc.                                 31,700              1,017
Windstream Corp.                                             78,700                861
                                                                        --------------
                                                                                 4,824
                                                                        --------------
INTERNET RETAIL--0.1%
Expedia, Inc.(b)                                             10,500                159
                                                                        --------------
INTERNET SOFTWARE & SERVICES--1.1%
eBay, Inc.(b)                                                31,200                698
Google, Inc. Class A(b)                                       1,300                521
                                                                        --------------
                                                                                 1,219
                                                                        --------------

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
INVESTMENT BANKING & BROKERAGE--0.4%
GFI Group, Inc.                                              19,800     $           93
MF Global Ltd.(b)                                            21,300                 93
TD Ameritrade Holding Corp.(b)                               13,100                212
                                                                        --------------
                                                                                   398
                                                                        --------------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                                  7,400                257
                                                                        --------------
LIFE & HEALTH INSURANCE--4.4%
AFLAC, Inc.                                                   9,600                564
Lincoln National Corp.                                       12,700                544
MetLife, Inc.                                                29,000              1,624
Principal Financial Group, Inc.                              13,700                596
Prudential Financial, Inc.                                   13,100                943
StanCorp Financial Group, Inc.                                7,300                379
Unum Group                                                    9,800                246
                                                                        --------------
                                                                                 4,896
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Invitrogen Corp.(b)                                           7,500                284
Thermo Fisher Scientific, Inc.(b)                            14,300                786
                                                                        --------------
                                                                                 1,070
                                                                        --------------
MANAGED HEALTH CARE--1.6%
Aetna, Inc.                                                  15,500                560
CIGNA Corp.                                                  11,000                374
UnitedHealth Group, Inc.                                     13,200                335
WellPoint, Inc.(b)                                           10,200                477
                                                                        --------------
                                                                                 1,746
                                                                        --------------
METAL & GLASS CONTAINERS--0.3%
Owens-Illinois, Inc.(b)                                      10,100                297
                                                                        --------------
MORTGAGE REITS--0.7%
Annaly Capital Management, Inc.                              60,800                818
                                                                        --------------
MOVIES & ENTERTAINMENT--3.2%
Time Warner, Inc.                                            65,100                854
Viacom, Inc. Class B(b)                                      29,800                740
Walt Disney Co. (The)                                        62,400              1,915
                                                                        --------------
                                                                                 3,509
                                                                        --------------
MULTI-LINE INSURANCE--0.2%
Hartford Financial Services Group, Inc. (The)                 6,400                262
                                                                        --------------
MULTI-UTILITIES--0.7%
Public Service Enterprise Group, Inc.                        23,200                761
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
OFFICE REITS--0.6%
Brandywine Realty Trust                                      17,000     $          272
Lexington Realty Trust                                       23,970                413
                                                                        --------------
                                                                                   685
                                                                        --------------
OIL & GAS DRILLING--0.9%
ENSCO International, Inc.                                     4,900                282
Transocean, Inc.(b)                                           6,500                714
                                                                        --------------
                                                                                   996
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.4%
Dresser-Rand Group, Inc.(b)                                   8,500                267
Tidewater, Inc.                                               4,100                227
                                                                        --------------
                                                                                   494
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
Devon Energy Corp.                                            6,700                611
Noble Energy, Inc.                                            3,800                211
Stone Energy Corp.(b)                                         3,700                157
W&T Offshore, Inc.                                            9,400                256
                                                                        --------------
                                                                                 1,235
                                                                        --------------
OIL & GAS STORAGE & TRANSPORTATION--0.3%
Williams Cos., Inc. (The)                                    15,100                357
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp.                                        36,800              1,288
Citigroup, Inc.                                              58,900              1,208
JPMorgan Chase & Co.                                         50,400              2,354
                                                                        --------------
                                                                                 4,850
                                                                        --------------
PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(b)                                     2,400                162
                                                                        --------------
PHARMACEUTICALS--7.0%
Abbott Laboratories                                           3,900                225
Bristol-Myers Squibb Co.                                     39,200                817
Endo Pharmaceuticals Holdings, Inc.(b)                        7,500                150
Forest Laboratories, Inc.(b)                                 10,900                308
Johnson & Johnson                                            24,700              1,711
Medicis Pharmaceutical Corp. Class A                          9,600                143
Merck & Co., Inc.                                            45,000              1,420
Pfizer, Inc.                                                151,000              2,785
Schering-Plough Corp.                                         8,000                148
                                                                        --------------
                                                                                 7,707
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--1.9%
Chubb Corp. (The)                                            12,000                659

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Cincinnati Financial Corp.                                   12,400     $          352
Travelers Cos., Inc. (The)                                   23,600              1,067
                                                                        --------------
                                                                                 2,078
                                                                        --------------
REGIONAL BANKS--0.3%
Bank of Hawaii Corp.                                          3,500                187
KeyCorp                                                      10,700                128
                                                                        --------------
                                                                                   315
                                                                        --------------
RESTAURANTS--1.7%
McDonald's Corp.                                             30,800              1,900
                                                                        --------------
SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc.(b)                                    12,700                 81
                                                                        --------------
SEMICONDUCTORS--2.2%
Intel Corp.                                                  68,300              1,279
LSI Corp.(b)                                                104,000                558
Texas Instruments, Inc.                                      25,600                550
                                                                        --------------
                                                                                 2,387
                                                                        --------------
SOFT DRINKS--1.5%
Coca-Cola Co. (The)                                          11,300                598
Coca-Cola Enterprises, Inc.                                  32,700                548
Pepsi Bottling Group, Inc. (The)                              8,400                245
PepsiAmericas, Inc.                                          11,600                240
                                                                        --------------
                                                                                 1,631
                                                                        --------------
SPECIALIZED CONSUMER SERVICES--0.3%
Block (H&R), Inc.                                            14,000                318
                                                                        --------------
SPECIALIZED FINANCE--0.3%
NYSE Euronext                                                 7,500                294
                                                                        --------------
SPECIALIZED REITS--0.4%
Host Hotels & Resorts, Inc.                                  33,900                451
                                                                        --------------
SPECIALTY CHEMICALS--0.4%
Chemtura Corp.                                               29,800                136
Lubrizol Corp. (The)                                          6,700                289
                                                                        --------------
                                                                                   425
                                                                        --------------
SPECIALTY STORES--0.1%
Tiffany & Co.                                                 4,800                170
                                                                        --------------
STEEL--0.2%
AK Steel Holding Corp.                                        9,100                236
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
SYSTEMS SOFTWARE--5.3%
BMC Software, Inc.(b)                                         7,300     $          209
Microsoft Corp.                                             139,600              3,726
Oracle Corp.(b)                                              65,300              1,326
Symantec Corp.(b)                                            33,300                652
                                                                        --------------
                                                                                 5,913
                                                                        --------------
TOBACCO--1.1%
Altria Group, Inc.                                           32,600                647
Philip Morris International, Inc.                             5,700                274
Reynolds American, Inc.                                       5,200                253
                                                                        --------------
                                                                                 1,174
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                          11,900                 73
Telephone & Data Systems, Inc.                                2,500                 89
                                                                        --------------
                                                                                   162
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $99,963)                                                      108,142
                                                                        --------------
FOREIGN COMMON STOCKS(c)--1.5%
AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                        4,000                135
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                               12,300                149
                                                                        --------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (United
   States)                                                    2,800                159
                                                                        --------------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)              3,400                106
                                                                        --------------
IT CONSULTING & OTHER SERVICES--0.7%
Accenture Ltd. Class A (United States)                       19,900                756
                                                                        --------------
PERSONAL PRODUCTS--0.3%
Herbalife Ltd. (United States)                                9,000                356
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,152)                                                         1,661
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $102,115)                                                     109,803
                                                                        --------------
SHORT-TERM INVESTMENTS--0.3%
MONEY MARKET MUTUAL FUNDS--0.0%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                         1,605                  2
                                                                        --------------

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
FEDERAL AGENCY SECURITIES(d)--0.3%
FHLB                                                 $          370     $          370
   0.300% due 10/3/08
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $372)                                                             372
                                                                        --------------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $102,487)                                                     110,175(a)
Other assets and liabilities, net--0.5%                                            552
                                                                        --------------
NET ASSETS--100.0%                                                      $      110,727
                                                                        ==============

ABBREVIATIONS:

FHLB   Federal Home Loan Bank
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,862 and gross depreciation of $11,084 for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $103,397.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(d)  The rate shown is the discount rate.

                          PHOENIX MID-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--95.4%
AEROSPACE & DEFENSE--1.0%
CAE, Inc.                                                     3,000     $           24
Precision Castparts Corp.                                     7,000                552
                                                                        --------------
                                                                                   576
                                                                        --------------
AIR FREIGHT & LOGISTICS--2.0%
Expeditors International of Washington, Inc.                 13,000                453
Robinson (C.H.) Worldwide, Inc.                              13,500                688
                                                                        --------------
                                                                                 1,141
                                                                        --------------
APPAREL RETAIL--4.1%
Guess?, Inc.                                                 16,000                556
Ross Stores, Inc.                                            19,500                718
Urban Outfitters, Inc.(b)                                    32,000              1,020
                                                                        --------------
                                                                                 2,294
                                                                        --------------
APPLICATION SOFTWARE--3.3%
ANSYS, Inc.(b)                                               21,000                795
Autodesk, Inc.(b)                                            12,000                403
Blackboard, Inc.(b)                                           9,200                371
Salesforce.com, Inc.(b)                                       6,000                290
                                                                        --------------
                                                                                 1,859
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--2.5%
Affiliated Managers Group, Inc.(b)                            8,000                663
Northern Trust Corp.                                         10,000                722
                                                                        --------------
                                                                                 1,385
                                                                        --------------
BIOTECHNOLOGY--4.2%
Alexion Pharmaceuticals, Inc.(b)                              3,500                138
Cephalon, Inc.(b)                                             3,500                271
Myriad Genetics, Inc.(b)                                     12,500                811
United Therapeutics Corp.(b)                                  8,200                862
Vertex Pharmaceuticals, Inc.(b)                               8,000                266
                                                                        --------------
                                                                                 2,348
                                                                        --------------
CABLE & SATELLITE--0.9%
Cablevision Systems Corp. Class A                            10,000                252
Scripps Networks Interactive, Inc. Class A                    7,500                272
                                                                        --------------
                                                                                   524
                                                                        --------------
CASINOS & GAMING--2.6%
Penn National Gaming, Inc.(b)                                 6,500                173
Scientific Games Corp. Class A(b)                            14,500                334

                                                         SHARES              VALUE
                                                     --------------     --------------
CASINOS & GAMING--(CONTINUED)
WMS Industries, Inc.(b)                                      31,000     $          947
                                                                        --------------
                                                                                 1,454
                                                                        --------------
COMMUNICATIONS EQUIPMENT--2.2%
Harris Corp.                                                 16,000                739
Juniper Networks, Inc.(b)                                    25,000                527
                                                                        --------------
                                                                                 1,266
                                                                        --------------
COMPUTER & ELECTRONICS RETAIL--0.9%
GameStop Corp. Class A(b)                                    15,000                513
                                                                        --------------
CONSTRUCTION & ENGINEERING--1.3%
Fluor Corp.                                                   9,500                529
Jacobs Engineering Group, Inc.(b)                             4,000                217
                                                                        --------------
                                                                                   746
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--3.4%
Alliance Data Systems Corp.(b)                               14,500                919
MasterCard, Inc. Class A                                      2,500                443
Visa, Inc. Class A                                            9,000                553
                                                                        --------------
                                                                                 1,915
                                                                        --------------
DEPARTMENT STORES--0.5%
Kohl's Corp.(b)                                               6,500                300
                                                                        --------------
DISTILLERS & VINTNERS--0.4%
Central European Distribution Corp.(b)                        5,000                227
                                                                        --------------
DISTRIBUTORS--0.9%
LKQ Corp.(b)                                                 30,500                518
                                                                        --------------
DIVERSIFIED CHEMICALS--0.3%
Solutia, Inc.(b)                                             11,500                161
                                                                        --------------
DIVERSIFIED SUPPORT SERVICES--1.8%
Copart, Inc.(b)                                               8,500                323
Iron Mountain, Inc.(b)                                       29,000                708
                                                                        --------------
                                                                                 1,031
                                                                        --------------
DRUG RETAIL--0.1%
Shoppers Drug Mart Corp                                       1,100                 53
                                                                        --------------
EDUCATION SERVICES--3.8%
DeVry, Inc.                                                  21,500              1,065
Strayer Education, Inc.                                       5,500              1,102
                                                                        --------------
                                                                                 2,167
                                                                        --------------

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.3%
Ametek, Inc.                                                 17,500     $          714
                                                                        --------------
ELECTRONIC COMPONENTS--1.4%
Dolby Laboratories, Inc. Class A(b)                          22,500                792
                                                                        --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
FLIR Systems, Inc.(b)                                        20,000                768
Itron, Inc.(b)                                                5,500                487
Mettler-Toledo International, Inc.(b)                         2,500                245
                                                                        --------------
                                                                                 1,500
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--1.0%
Trimble Navigation Ltd.(b)                                   22,500                582
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--3.2%
Clean Harbors, Inc.(b)                                        4,500                304
Covanta Holding Corp.(b)                                     20,500                491
Stericycle, Inc.(b)                                          17,000              1,001
                                                                        --------------
                                                                                 1,796
                                                                        --------------
HEALTH CARE EQUIPMENT--7.5%
Bard (C.R.), Inc.                                             9,500                901
Gen-Probe, Inc.(b)                                           12,200                647
IDEXX Laboratories, Inc.(b)                                  10,000                548
Intuitive Surgical, Inc.(b)                                   3,500                843
Masimo Corp.(b)                                              11,500                428
Wright Medical Group, Inc.(b)                                28,500                868
                                                                        --------------
                                                                                 4,235
                                                                        --------------
HEALTH CARE FACILITIES--1.9%
Psychiatric Solutions, Inc.(b)                               10,000                379
VCA Antech, Inc.(b)                                          22,800                672
                                                                        --------------
                                                                                 1,051
                                                                        --------------
HEALTH CARE SERVICES--1.6%
Express Scripts, Inc.(b)                                     12,000                886
                                                                        --------------
HOME ENTERTAINMENT SOFTWARE--2.3%
Activision Blizzard, Inc.(b)                                 82,500              1,273
                                                                        --------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc.                                     5,000                310
                                                                        --------------
HYPERMARKETS & SUPER CENTERS--0.7%
BJ's Wholesale Club, Inc.(b)                                  9,500                369
                                                                        --------------
INDUSTRIAL GASES--1.9%
Airgas, Inc.                                                 21,300              1,058
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
INDUSTRIAL MACHINERY--1.2%
Danaher Corp.                                                10,000     $          694
                                                                        --------------
INTERNET SOFTWARE & SERVICES--1.1%
Ariba, Inc.(b)                                               16,500                233
Equinix, Inc.(b)                                              6,000                417
                                                                        --------------
                                                                                   650
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--1.7%
Lazard Ltd. Class A                                          22,500                962
                                                                        --------------
IT CONSULTING & OTHER SERVICES--2.6%
Cognizant Technology Solutions Corp. Class A(b)              30,000                685
IHS, Inc.(b)                                                 13,700                652
SAIC, Inc.(b)                                                 7,500                152
                                                                        --------------
                                                                                 1,489
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES--1.8%
Charles River Laboratories International, Inc.(b)            10,000                555
Illumina, Inc.(b)                                            11,000                446
                                                                        --------------
                                                                                 1,001
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--3.2%
CARBO Ceramics, Inc.                                         10,500                542
ION Geophysical Corp.(b)                                     23,700                336
National Oilwell Varco, Inc.(b)                               8,000                402
Smith International, Inc.                                     9,000                528
                                                                        --------------
                                                                                 1,808
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--4.1%
Concho Resources, Inc.(b)                                    22,500                621
Continental Resources, Inc.(b)                                8,000                314
Denbury Resources, Inc.(b)                                   30,000                571
Range Resources Corp.                                         7,500                322
Southwestern Energy Co.(b)                                   13,500                412
XTO Energy, Inc.                                              1,500                 70
                                                                        --------------
                                                                                 2,310
                                                                        --------------
PACKAGED FOODS & MEATS--1.2%
Ralcorp Holdings, Inc.(b)                                    10,000                674
                                                                        --------------
PHARMACEUTICALS--1.5%
Perrigo Co.                                                  22,500                865
                                                                        --------------
REINSURANCE--0.3%
Reinsurance Group of America, Inc.                            3,500                189
                                                                        --------------
RESEARCH & CONSULTING SERVICES--2.1%
CoStar Group, Inc.(b)                                        10,500                477

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
RESEARCH & CONSULTING SERVICES--(CONTINUED)
FTI Consulting, Inc.(b)                                      10,000     $          722
                                                                        --------------
                                                                                 1,199
                                                                        --------------
SECURITY & ALARM SERVICES--1.4%
Corrections Corporation of America(b)                        31,500                783
                                                                        --------------
SEMICONDUCTORS--2.0%
Microchip Technology, Inc.                                   15,000                441
Microsemi Corp.(b)                                           26,000                663
                                                                        --------------
                                                                                 1,104
                                                                        --------------
SPECIALIZED FINANCE--0.4%
Nasdaq OMX Group (The)(b)                                     7,500                229
                                                                        --------------
SPECIALTY CHEMICALS--1.8%
Ecolab, Inc.                                                 20,800              1,009
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS--1.4%
Fastenal Co.                                                 16,000                790
                                                                        --------------
TRUCKING--0.7%
Hunt (J.B.) Transport Services, Inc.                         12,000                400
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--4.7%
American Tower Corp. Class A(b)                              25,700                924
NII Holdings, Inc.(b)                                        22,500                853
SBA Communications Corp. Class A(b)                          33,500                867
                                                                        --------------
                                                                                 2,644
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $55,667)                                                       53,844
                                                                        --------------
FOREIGN COMMON STOCKS(c)--4.6%
AEROSPACE & DEFENSE--0.9%
CAE, Inc. (Canada)                                           59,500                475
                                                                        --------------
AGRICULTURAL PRODUCTS--0.2%
Viterra, Inc. (Canada)(b)                                    12,000                115
                                                                        --------------
DRUG RETAIL--1.6%
Shoppers Drug Mart Corp. (Canada)                            18,900                912
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
INTERNET SOFTWARE & SERVICES--1.1%
VistaPrint Ltd. (United States)(b)                           19,500     $          640
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.8%
Core Laboratories N.V. (Netherlands)                          4,250                431
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,265)                                                         2,573
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $58,932)                                                       56,417
                                                                        --------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $58,932)                                                       56,417(a)
Other assets and liabilities, net--0.0%                                             11
                                                                        --------------
NET ASSETS--100.0%                                                      $       56,428
                                                                        ==============

FOOTNOTE LEGEND

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,559 and gross depreciation of $6,129 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $58,987.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                           PHOENIX MONEY MARKET SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       FACE VALUE           VALUE
                                                     --------------     --------------
FEDERAL AGENCY SECURITIES(f)--33.9%
FHLB
   2.330% due 10/1/08                                $        2,500     $        2,500
   2.000% due 10/10/08                                        6,915              6,912
   2.400% due 10/15/08                                        3,500              3,497
   2.550% due 10/22/08                                        1,710              1,707
   2.350% due 10/27/08                                        3,500              3,494
   2.400% due 10/27/08                                        1,540              1,537
   2.400% due 10/31/08                                        3,500              3,493
   2.611% due 11/21/08(c)                                     3,000              3,000
   4.750% due 12/12/08(d)                                     3,220              3,235
   2.800% due 2/6/09(c)                                       3,500              3,500
   2.800% due 5/6/09                                          3,000              3,000
   3.150% due 7/14/09                                         3,500              3,500
   3.000% due 7/28/09                                         3,500              3,500
FHLMC
   5.125% due 10/15/08(d)                                     2,645              2,648
   2.570% due 12/23/08                                        5,000              4,970
   2.900% due 6/12/09                                         3,500              3,486
   3.150% due 7/28/09                                         3,500              3,500
FNMA
   2.350% due 10/6/08                                         3,400              3,399
   2.400% due 11/5/08                                         2,060              2,055
   2.821% due 1/15/09                                         1,000                992
   3.250% due 2/15/09(d)                                      1,000              1,004
   3.850% due 4/14/09(d)                                      3,500              3,511
                                                                        --------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $68,440)                                                       68,440
                                                                        --------------
FEDERAL AGENCY SECURITIES--VARIABLE(c)(g)--0.4%
SBA (Final Maturity 2/25/23)
   2.500% due 10/1/08                                           162                162
SBA (Final Maturity 1/25/21)
   2.500% due 10/1/08                                            14                 14
SBA (Final Maturity 10/25/22)
   2.500% due 10/1/08                                           213                213
SBA (Final Maturity 11/25/21)
   2.625% due 10/1/08                                           284                284
SBA (Final Maturity 2/25/23)
   2.500% due 10/1/08                                           141                141
SBA (Final Maturity 3/25/24)
   2.375% due 10/1/08                                            61                 61

                                                       FACE VALUE           VALUE
                                                     --------------     --------------
SBA (Final Maturity 5/25/21)
   2.500% due 10/1/08                                $           59     $           59
                                                                        --------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE
(IDENTIFIED COST $934)                                                             934
                                                                        --------------
COMMERCIAL PAPER(f)--39.9%
ABN-AMRO N.A. Finance, Inc.
   2.340% due 10/1/08                                         1,590              1,590
   2.400% due 10/1/08                                         3,135              3,135
   2.380% due 10/14/08                                        1,920              1,918
AT&T, Inc.
   2.200% due 10/23/08                                        2,900              2,896
Bank of America Corp.
   2.520% due 10/6/08                                         1,500              1,500
   2.830% due 10/14/08                                        4,500              4,495
   2.660% due 11/3/08                                         2,795              2,788
Cargill, Inc.
   2.530% due 10/29/08                                        2,500              2,495
Cintas Corp. No. 2
   2.650% due 10/3/08                                         3,200              3,200
   2.450% due 10/8/08                                         2,000              1,999
Danaher Corp.
   2.100% due 10/17/08                                        2,845              2,842
Danske Corp.
   2.560% due 10/6/08                                           725                725
Du Pont (E.I.) de Nemours & Co.
   2.110% due 10/22/08                                        1,350              1,348
   2.200% due 11/10/08                                        3,605              3,596
Eaton Corp.
   2.350% due 10/27/08                                        1,805              1,802
   2.200% due 11/7/08                                         3,000              2,993
   2.250% due 11/10/08                                        2,000              1,995
Govco LLC
   2.700% due 11/6/08                                         3,465              3,456
   2.730% due 11/12/08                                        3,300              3,290
   2.700% due 12/8/08                                         2,900              2,885
Kimberly-Clark Worldwide                                      2,700              2,696
   2.200% due 10/24/08
NetJets, Inc.                                                 4,460              4,460
   0.750% due 10/1/08
Praxair, Inc.
   2.500% due 10/2/08                                         3,500              3,500
   2.150% due 10/9/08                                         1,775              1,774
Procter & Gamble Co.

                           PHOENIX MONEY MARKET SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       FACE VALUE           VALUE
                                                     --------------     --------------
   2.550% due 10/20/08                               $        3,500     $        3,495
   2.200% due 10/30/08                                        2,000              1,996
Toyota Motor Credit Corp.
   2.230% due 10/9/08                                         2,970              2,969
   2.420% due 11/5/08                                         2,310              2,305
   2.520% due 11/18/08                                        3,000              2,990
Wal-Mart Stores, Inc.
   2.200% due 12/2/08                                         3,500              3,487
                                                                        --------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $80,620)                                                       80,620
                                                                        --------------
MEDIUM TERM NOTES--25.5%
Abbott Laboratories
   3.500% due 2/17/09                                         3,000              3,010
Associates Corp. of North America
   6.250% due 11/1/08                                         1,954              1,959
Bear Stearns Cos., Inc (The)
   3.250% due 3/25/09                                         2,000              2,000
   2.901% due 8/21/09(c)                                      2,500              2,497
Beneficial Corp.
   6.470% due 11/17/08                                        1,000              1,004
Citigroup, Inc.
   2.836% due 1/30/09(c)                                        400                400
Danske Bank A/S 144A (Denmark)
   3.178% due 1/16/09(b)(c)(e)                                3,000              3,000
Danske Corp. 144A
   3.040% due 4/9/09(b)(c)                                    3,500              3,500
General Electric Capital Corp.
   3.125% due 4/1/09                                          1,100              1,101
   2.919% due 6/15/09(c)                                      2,750              2,753
   2.910% due 8/31/09(c)                                      3,100              3,096

                                                       FACE VALUE           VALUE
                                                     --------------     --------------
   4.125% due 9/1/09                                 $        2,100     $        2,124
HSBC Finance Corp.
   4.125% due 12/15/08                                          618                618
   5.875% due 2/1/09                                          1,408              1,419
   6.450% due 2/1/09                                          1,421              1,432
Ing USA Global Funding
   3.514% due 9/18/09(c)                                      3,000              3,000
National Australia Bank Ltd. 144A (Australia)
   2.487% due 2/6/09(b)(c)(e)                                 3,000              3,000
Nordea Bank AB 144A (Sweden)
   2.477% due 2/6/09(b)(c)(e)                                 3,000              3,000
   3.149% due 9/24/09                                         3,000              3,000
Procter & Gamble International Funding
   2.879% due 2/19/09(c)                                      1,000              1,000
Procter & Gamble International Funding 144A
   5.300% due 7/6/09(b)                                       2,000              2,034
Royal Bank of Canada
   3.215% due 10/1/09(c)                                      2,500              2,500
Royal Bank of Canada 144A (Canada)
   2.888% due 10/15/09(b)(c)(e)                               1,000              1,000
Wells & Fargo Co. 144A
   2.638% due 2/17/09(b)(c)                                   3,000              3,000
                                                                        --------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $51,447)                                                       51,447
                                                                        --------------
TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $201,441)                                                     201,441(a)
Other assets and liabilities, net--0.3%                                            572
                                                                        --------------
NET ASSETS--100.0%                                                      $      202,013
                                                                        ==============

ABBREVIATIONS:

FHLB    Federal Home Loan Bank
FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA    Fannie Mae or Federal National Mortgage Association
SBA     Small Business Adminstration

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: At September 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $18,534 or 9.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)  The interest rate shown is the coupon rate.

(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(f)  The rate shown is the discount rate.

(g)  The maturity date shown is the reset date.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
AGENCY MORTGAGE-BACKED SECURITIES--13.4%
FNMA
   5.000% due 8/1/20                                 $          187     $          187
   5.000% due 4/1/34                                            590                577
   6.000% due 5/1/34                                            394                401
   5.500% due 6/1/34                                          1,366              1,365
   04-W6, 1A4 5.500% due 7/25/34                              1,518              1,475
   5.500% due 1/1/35                                            468                468
   05-57, CK 5.000% due 7/25/35                                 586                585
   05-74, AG 5.000% due 9/25/35                                 367                367
   6.000% due 3/1/36                                          1,727              1,751
   6.500% due 8/1/36                                          1,427              1,465
   6.000% due 10/1/36                                         1,197              1,214
   6.000% due 3/1/37                                          1,732              1,756
   5.500% due 4/1/37                                            791                789
   6.000% due 9/1/37                                          1,546              1,568
   5.500% due 11/1/37                                         3,235              3,228
   5.500% due 1/1/38                                             79                 79
   5.500% due 1/1/38                                            671                669
   5.500% due 4/1/38                                          3,080              3,074
   5.500% due 5/1/38                                          2,362              2,357
   6.000% due 5/1/38                                          1,953              1,980
   6.000% due 5/1/38                                            673                683
   6.000% due 8/1/38                                            499                506
GNMA
   6.500% due 10/15/23                                           26                 26
   6.500% due 12/15/25                                           46                 47
   6.500% due 1/15/26                                             6                  6
   6.500% due 8/15/31                                           325                334
   6.500% due 11/15/31                                           69                 71
   6.500% due 3/15/32                                           122                125
   6.500% due 4/15/32                                           553                569
   6.500% due 4/15/32                                           274                282
                                                                        --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $27,974)                                                       28,004
                                                                        --------------
MUNICIPAL BONDS--4.6%
ARIZONA--1.0%
Salt River Project Agricultural Improvement &
   Power District
   5.000% due 1/1/38                                          2,160              2,031
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CALIFORNIA--0.8%
Alameda Corridor Transportation Authority
   Taxable Series C (MBIA Insured)
   6.600% due 10/1/29                                $        1,750     $        1,756
                                                                        --------------
DELAWARE--0.5%
   Delaware Transportation Authority Motor Fuel
   Tax Series A (MBIA Insured)
   5.000% due 7/1/19                                            940                965
                                                                        --------------
ILLINOIS--0.7%
   Illinois Educational Facilities Authority -
   Loyola University Series C Taxable (AMBAC
   Insured) 7.120% due 7/1/11                                 1,330              1,421
                                                                        --------------
MICHIGAN--0.1%
   Tobacco Settlement Finance Authority Taxable
   Series A
   7.309% due 6/1/34                                            230                198
                                                                        --------------
MINNESOTA--1.2%
   State of Minnesota
   5.000% due 8/1/19                                          2,500              2,601
                                                                        --------------
SOUTH DAKOTA--0.1%
   Educational Enhancement Funding Corp. Taxable
   Series A
   6.720% due 6/1/25                                            257                254
                                                                        --------------
VIRGINIA--0.2%
   Tobacco Settlement Financing Corp. Taxable
   Series A-1
   6.706% due 6/1/46                                            595                461
                                                                        --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,963)                                                         9,687
                                                                        --------------
ASSET-BACKED SECURITIES--1.8%
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3
   5.980% due 1/15/18 (c)                                       860                789
Carmax Auto Owner Trust 07-2, B
   5.370% due 3/15/13                                           600                541
Conseco Finance Securitizations Corp. 01-3, A4
   6.910% due 5/1/33 (c)                                      1,328              1,250
Dunkin Securitization 144A 06-1, M1
   8.285% due 6/20/31 (b)                                     1,100                825

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
FMAC Loan Receivables Trust 144A 98-CA, A2
   6.660% due 9/15/20 (b)                            $          269     $          244
MASTR Alternative Net Interest Margin 144A 06-6,
   N1
   3.606% due 9/26/46 (b)(c)(f)                                 139                 --(t)
                                                                        --------------
TOTAL ASSET-BACKED SECURITIES
   (IDENTIFIED COST $4,263)                                                      3,649
                                                                        --------------
DOMESTIC CORPORATE BONDS--31.7%
ADVERTISING--0.1%
Donnelley (R.H.), Inc. 144A
   11.750% due 5/15/15(b)                                       323                199
                                                                        --------------
AEROSPACE & DEFENSE--1.0%
DRS Technologies, Inc.
   6.625% due 2/1/16                                            500                508
L-3 Communications Corp.
   7.625% due 6/15/12                                           625                617
   6.125% due 1/15/14                                           550                511
   Series B 6.375% due 10/15/15                                 250                231
Precision Castparts Corp.
   5.600% due 12/15/13(r)                                       150                151
                                                                        --------------
                                                                                 2,018
                                                                        --------------
AIRLINES--1.5%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                         1,092                721
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                           680                578
Delta Air Lines, Inc. 00-1
   7.379% due 5/18/10                                           503                489
JetBlue Airways Corp. 04-2
   5.904% due 11/15/08 (c)                                      199                193
United Airlines, Inc.
   00-2 7.032% due 10/1/10                                    1,064              1,040
   01-1 6.071% due 3/1/13                                       157                153
                                                                        --------------
                                                                                 3,174
                                                                        --------------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
   5.750% due 3/15/17                                           415                367
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.5%
Bank of New York Co., Inc. (The)
   3.625% due 1/15/09                                           180                178

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
BlackRock, Inc.
   6.250% due 9/15/17                                $          375     $          360
Janus Capital Group, Inc.
   6.250% due 6/15/12                                           500                473
                                                                        --------------
                                                                                 1,011
                                                                        --------------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
   7.450% due 7/16/31(r)                                        625                272
General Motors Corp.
   7.200% due 1/15/11(r)                                        240                141
                                                                        --------------
                                                                                   413
                                                                        --------------
BROADCASTING--1.1%
Charter Communications Holdings I LLC
   11.750% due 5/15/14(c)(r)                                    275                107
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                            500                520
COX Communications, Inc.
   5.450% due 12/15/14                                          625                582
Time Warner Cable, Inc.
   6.750% due 7/1/18                                            650                607
Viacom, Inc.
   6.250% due 4/30/16                                           625                563
                                                                        --------------
                                                                                 2,379
                                                                        --------------
BUILDING PRODUCTS--0.8%
Esco Corp. 144A
   8.625% due 12/15/13(b)                                       600                591
Masco Corp.
   5.850% due 3/15/17                                           825                696
Owens Corning, Inc.
   6.500% due 12/1/16                                           495                438
                                                                        --------------
                                                                                 1,725
                                                                        --------------
CABLE & SATELLITE--0.4%
DIRECTV Holdings LLC/DIRECTV Financing Co.,
   Inc.
   6.375% due 6/15/15                                         1,000                885
                                                                        --------------
CASINOS & GAMING--0.4%
MGM MIRAGE
   8.500% due 9/15/10(r)                                        630                583
Pokagon Gaming Authority 144A
   10.375% due 6/15/14(b)                                       117                119

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CASINOS & GAMING--(CONTINUED)
Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A
   5.319% due 3/15/14(b)(c)                          $          125     $           94
                                                                        --------------
                                                                                   796
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.3%
Seagate Technology HDD Holdings, Inc.
   6.375% due 10/1/11                                           550                543
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
   7.375% due 1/15/14                                           250                229
                                                                        --------------
CONSTRUCTION MATERIALS--0.8%
Building Materials Corp. of America
   7.750% due 8/1/14(r)                                         610                485
CRH America, Inc.
   8.125% due 7/15/18                                         1,100              1,079
                                                                        --------------
                                                                                 1,564
                                                                        --------------
CONSUMER ELECTRONICS--0.3%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13(b)                                        640                647
                                                                        --------------
CONSUMER FINANCE--2.7%
American Express Credit Corp.
   7.300% due 8/20/13(r)                                        650                627
American Honda Finance Corp. 144A
   6.700% due 10/1/13(b)                                        575                572
Capital One Bank
   5.750% due 9/15/10(r)                                        125                115
Ford Motor Credit Co. LLC
   7.875% due 6/15/10                                           615                470
   8.625% due 11/1/10                                           650                461
   9.875% due 8/10/11                                           575                397
   7.241% due 4/15/12(c)                                         95                 85
GMAC LLC
   7.250% due 3/2/11                                          1,250                591
   6.875% due 9/15/11                                           993                443
   6.000% due 12/15/11(r)                                     1,000                445
Hertz Corp. (The)
   8.875% due 1/1/14(r)                                         600                520
   10.500% due 1/1/16                                           150                126
HSBC Finance Corp.
   4.125% due 11/16/09                                          275                266

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CONSUMER FINANCE--(CONTINUED)
SLM Corp.
   5.450% due 4/25/11(r)                             $          250     $          175
   4.810% due 1/31/14(c)                                         50                 30
   8.450% due 6/15/18                                           500                340
                                                                        --------------
                                                                                 5,663
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--1.3%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                          1,000                855
Convergys Corp.
   4.875% due 12/15/09                                        1,000              1,000
Western Union Co. (The)
   5.930% due 10/1/16                                           940                845
                                                                        --------------
                                                                                 2,700
                                                                        --------------
DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc.
   8.375% due 12/15/14                                          280                279
   7.250% due 5/15/17                                           180                166
                                                                        --------------
                                                                                   445
                                                                        --------------
DIVERSIFIED BANKS--0.1%
Wachovia Corp.
   5.750% due 2/1/18(r)                                         275                206
                                                                        --------------
DIVERSIFIED SUPPORT SERVICES--0.0%
Cintas Corp. No. 2
   6.000% due 6/1/12                                             50                 51
                                                                        --------------
ELECTRIC UTILITIES--1.5%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                        250                252
CMS Energy Corp.
   7.750% due 8/1/10                                            100                104
Consumers Energy Co. Series J
   6.000% due 2/15/14                                         1,250              1,215
Dominion Resources, Inc. Series D
   5.125% due 12/15/09                                          100                101
Midwest Generation LLC Series B
   8.560% due 1/2/16                                            209                215
Northeast Utilities
   5.650% due 6/1/13                                            465                454
Public Service Co. of Colorado Series A
   6.875% due 7/15/09                                            25                 25
Southern California Edison Co.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
ELECTRIC UTILITIES--(CONTINUED)
   7.625% due 1/15/10(r)                             $          100     $          104
   5.000% due 1/15/14(r)                                         50                 49
   6.000% due 1/15/34                                           100                 93
   04-G 5.750% due 4/1/35                                       125                111
Texas Competitive Electric Holdings Co. LLC
   144A
   10.250% due 11/1/15(b)                                       360                327
                                                                        --------------
                                                                                 3,050
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
   7.125% due 4/1/17(r)                                         500                452
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--1.0%
Jabil Circuit, Inc.
   5.875% due 7/15/10                                         1,000                960
   8.250% due 3/15/18                                           900                846
Tyco Electronic Group SA
   6.000% due 10/1/12                                           210                207
                                                                        --------------
                                                                                 2,013
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
   6.125% due 2/15/14(r)                                        500                463
Waste Management, Inc.
   7.375% due 8/1/10                                            430                445
                                                                        --------------
                                                                                   908
                                                                        --------------
GAS UTILITIES--0.3%
AmeriGas Partners LP
   7.250% due 5/20/15(r)                                        500                457
Southwest Gas Corp.
   7.625% due 5/15/12                                           140                145
                                                                        --------------
                                                                                   602
                                                                        --------------
HEALTH CARE SERVICES--0.3%
Fresenius Medical Care Capital Trust IV
   7.875% due 6/15/11                                            25                 25
Quest Diagnostics, Inc.
   7.500% due 7/12/11                                            35                 37
   6.400% due 7/1/17                                            510                496
                                                                        --------------
                                                                                   558
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc. 144A
   9.875% due 11/1/15(b)                             $          125     $          119
                                                                        --------------
HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd.
   6.875% due 12/1/13                                         1,250              1,044
                                                                        --------------
HOUSEHOLD PRODUCTS--0.2%
Yankee Acquisition Corp. Series B
   9.750% due 2/15/17(r)                                        815                469
                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
   7.750% due 10/15/15                                          150                137
                                                                        --------------
INDUSTRIAL MACHINERY--0.1%
Kennametal, Inc.
   7.200% due 6/15/12                                           225                233
                                                                        --------------
INDUSTRIAL REITS--0.1%
ProLogis
   6.625% due 5/15/18(r)                                        275                236
                                                                        --------------
INTEGRATED OIL & GAS--0.0%
Occidental Petroleum Corp.
   4.250% due 3/15/10                                            80                 81
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.4%
Qwest Corp.
   6.500% due 6/1/17(r)                                         307                246
Windstream Corp.
   8.625% due 8/1/16                                            500                464
   7.000% due 3/15/19                                           250                201
                                                                        --------------
                                                                                   911
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--1.2%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                          1,250              1,203
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                           480                396
Jefferies Group, Inc.
   5.500% due 3/15/16                                           225                177
Lehman Brothers Holdings, Inc.
   5.625% due 1/24/13(h)                                        250                 33
   6.750% due 12/28/17(h)                                       460                  2
Merrill Lynch & Co., Inc.

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
   (Brazil) 10.710% due 3/8/17                       $          380(i)  $          142
   6.110% due 1/29/37                                           500                347
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17(b)(r)                                   1,000(i)             305
                                                                        --------------
                                                                                 2,605
                                                                        --------------
LEISURE FACILITIES--0.0%
Scientific Games Corp. 144A
   7.875% due 6/15/16(b)                                        100                 96
                                                                        --------------
LEISURE PRODUCTS--0.6%
Brunswick Corp.
   9.750% due 8/15/13                                           800                818
Hasbro, Inc.
   6.300% due 9/15/17                                           475                459
                                                                        --------------
                                                                                 1,277
                                                                        --------------
LIFE & HEALTH INSURANCE--0.3%
Americo Life, Inc. 144A
   7.875% due 5/1/13(b)                                         200                198
OneAmerica Financial Partners, Inc. 144A
   7.000% due 10/15/33(b)                                       175                188
StanCorp Financial Group, Inc.
   6.875% due 10/1/12                                           225                221
                                                                        --------------
                                                                                   607
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                           725                710
                                                                        --------------
MANAGED HEALTH CARE--0.1%
UnitedHealth Group, Inc.
   4.875% due 4/1/13                                            125                119
                                                                        --------------
MORTGAGE REITS--0.0%
iStar Financial, Inc. Series B
   5.125% due 4/1/11                                             75                 38
                                                                        --------------
MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc. 144A
   3.625% due 12/15/08(b)                                       100                100
                                                                        --------------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
   6.875% due 5/1/12                                            275                273
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
MULTI-LINE INSURANCE--0.3%
Assurant, Inc.
   6.750% due 2/15/34                                $           75     $           63
Farmers Insurance Exchange 144A
   8.625% due 5/1/24(b)                                          75                 72
Liberty Mutual Group, Inc. 144A(b)
   5.750% due 3/15/14(b)                                        200                179
   7.000% due 3/15/34(b)                                        150                116
Liberty Mutual Insurance Co. 144A
   8.500% due 5/15/25(b)                                         25                 25
New York Life Insurance Co. 144A
   5.875% due 5/15/33(b)                                        100                 94
                                                                        --------------
                                                                                   549
                                                                        --------------
OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750% due 2/1/17                                            600                566
                                                                        --------------
OFFICE REITS--0.3%
Mack-Cali Realty LP
   5.125% due 2/15/14                                           700                640
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                        400                376
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
Chesapeake Energy Corp.
   6.875% due 11/15/20                                          425                366
EOG Resources, Inc.
   6.125% due 10/1/13                                           345                346
Plains Exploration & Production Co.
   7.750% due 6/15/15                                           610                564
Swift Energy Co.
   7.625% due 7/15/11                                           500                477
XTO Energy, Inc.
   6.500% due 12/15/18                                          470                436
                                                                        --------------
                                                                                 2,189
                                                                        --------------
OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp.
   6.500% due 6/1/17                                            780                628
                                                                        --------------
OIL & GAS STORAGE & TRANSPORTATION--0.8%
Buckeye Partners LP
   6.050% due 1/15/18                                           390                372

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Kaneb Pipe Line Operating Partnership LP
   5.875% due 6/1/13                                 $          125     $          122
Kern River Funding Corp. 144A
   4.893% due 4/30/18(b)                                         75                 73
Kinder Morgan Management Co.
   5.700% due 1/5/16(r)                                         700                605
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                            500                492
                                                                        --------------
                                                                                 1,664
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.
   8.000% due 12/29/49(c)                                       625                495
Citigroup, Inc.
   5.500% due 4/11/13                                           575                502
   6.500% due 8/19/13                                           650                578
   4.875% due 5/7/15(r)                                         175                131
Glencore Funding LLC 144A
   6.000% due 4/15/14(b)                                      1,150              1,085
JPMorgan Chase & Co. Series 1
   7.900% due 12/31/49 (c)                                      429                361
National Rural Utilities Cooperative Finance Corp.
   5.500% due 7/1/13                                            350                347
                                                                        --------------
                                                                                 3,499
                                                                        --------------
PACKAGED FOODS & MEATS--0.2%
Dean Holding Co.
   6.900% due 10/15/17(r)                                        50                 43
Kellogg Co. Series B
   6.600% due 4/1/11                                             75                 78
Tyson Foods, Inc.
   7.350% due 4/1/16                                            400                330
                                                                        --------------
                                                                                   451
                                                                        --------------
PAPER PACKAGING--0.3%
Jefferson Smurfit Corp.
   8.250% due 10/1/12(r)                                        215                181
Plastipak Holdings, Inc. 144A
   8.500% due 12/15/15(b)                                       500                425
                                                                        --------------
                                                                                   606
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
PAPER PRODUCTS--0.3%
Verso Paper Holdings LLC / Verso Paper, Inc.
   Series B
   11.375% due 8/1/16                                $          850     $          693
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--0.4%
Berkley (W.R.) Corp.
   5.875% due 2/15/13                                            75                 75
Berkshire Hathaway Finance Corp.
   4.625% due 10/15/13                                          100                 97
Fund American Cos., Inc.
   5.875% due 5/15/13                                           175                130
Kingsway America, Inc.
   7.500% due 2/1/14                                            125                 94
Markel Corp.
   6.800% due 2/15/13(r)                                        175                182
NYMAGIC, Inc.
   6.500% due 3/15/14                                           150                150
Progressive Corp. (The)
   6.250% due 12/1/32                                            75                 68
                                                                        --------------
                                                                                   796
                                                                        --------------
PUBLISHING--0.2%
Dex Media, Inc.
   8.000% due 11/15/13                                           50                 23
Donnelley (R.H.) Corp.
   8.875% due 10/15/17                                           13                  4
Idearc, Inc.
   8.000% due 11/15/16(r)                                       500                139
Reader's Digest Association, Inc. (The)
   9.000% due 2/15/17                                           500                285
                                                                        --------------
                                                                                   451
                                                                        --------------
REGIONAL BANKS--1.2%
Citizens Republic Bancorp, Inc.
   5.750% due 2/1/13                                             25                 22
First Tennessee Bank
   2.839% due 1/23/09(c)                                        216                211
   2.867% due 5/18/09(c)                                        400                379
Hudson United Bank
   7.000% due 5/15/12                                            80                 86
Northern Trust Co. (The)
   6.500% due 8/15/18                                           600                612
PNC Financial Services Group, Inc. (The)
   8.250% due 5/29/49(c)                                        650                609

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
REGIONAL BANKS--(CONTINUED)
Sovereign Bancorp, Inc.
   8.750% due 5/30/18                                $          600     $          410
Zions Bancorp.
   6.000% due 9/15/15(r)                                        125                 75
                                                                        --------------
                                                                                 2,404
                                                                        --------------
RESEARCH & CONSULTING SERVICES--0.6%
Equifax, Inc.
   6.300% due 7/1/17                                          1,250              1,162
                                                                        --------------
RESTAURANTS--0.0%
OSI Restaurants Partners LLC
   10.000% due 6/15/15(r)                                        50                 22
                                                                        --------------
SOFT DRINKS--0.1%
Coca-Cola Enterprises, Inc.
   7.125% due 8/1/17                                            133                143
                                                                        --------------
SPECIALIZED CONSUMER SERVICES--0.1%
Mobile Mini, Inc.
   6.875% due 5/1/15                                            250                219
                                                                        --------------
SPECIALIZED FINANCE--0.3%
Caterpillar Financial Services Corp.
   6.200% due 9/30/13                                           575                575
                                                                        --------------
SPECIALIZED REITS--1.2%
Health Care REIT, Inc.
   5.875% due 5/15/15                                         1,775              1,562
Host Hotels & Resorts LP
   6.875% due 11/1/14                                           650                566
Realty Income Corp.
   6.750% due 8/15/19                                           425                383
                                                                        --------------
                                                                                 2,511
                                                                        --------------
SPECIALTY CHEMICALS--0.4%
Cabot Corp. 144A
   5.250% due 9/1/13(b)                                         750                745
Nalco Co.
   7.750% due 11/15/11                                           50                 49
                                                                        --------------
                                                                                   794
                                                                        --------------
SPECIALTY STORES--0.4%
Office Depot, Inc.
   6.250% due 8/15/13                                         1,000                807
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
STEEL--0.1%
Steel Dynamics, Inc.
   7.375% due 11/1/12                                $          337     $          310
                                                                        --------------
TOBACCO--0.9%
Reynolds American, Inc.
   7.300% due 7/15/15                                           750                751
   7.625% due 6/1/16                                            600                597
UST, Inc.
   5.750% due 3/1/18                                            500                481
                                                                        --------------
                                                                                 1,829
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                          1,000                660
                                                                        --------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $76,688)                                                       66,197
                                                                        --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--7.2%
American Home Mortgage Assets 07-2, M4
   3.737% due 3/25/47(c)(g)                                   1,088                140
American Tower Trust 144A L 07-1A, C
   5.615% due 4/15/37(b)                                        500                418
Bear Stearns Commercial Mortgage Securities
   07-PW18, AM
   6.084% due 6/11/49(c)                                      1,475              1,160
Bear Stearns Structured Products, Inc. 144A
   05-10 4.972% due 4/26/35(b)(c)                               253                165
   05-20N, B 6.707% due 10/25/45(b)(c)                        1,250                844
Chase Mortgage Finance Corp. 06-A1, 4A1
   6.032% due 9/25/36(c)                                      1,813              1,518
Citicorp Mortgage Securities, Inc. 06-7, 1A1
   6.000% due 12/25/36                                        1,382              1,122
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1
   5.500% due 8/25/34                                           953                952
Credit Suisse Mortgage Capital Certificates 06-C1
   A3
   5.711% due 2/15/39(c)                                      1,100              1,035
Crown Castle Towers LLC 144A 05-1A, B
   4.878% due 6/15/35(b)                                        800                767
First Horizon Asset Securities, Inc. 05-AR1, 2A1
   4.998% due 4/25/35(c)                                        899                784

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
GS Mortgage Securities Corp. II 07-GG10, A4
   5.993% due 8/10/45(c)                              $       1,090     $          931
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
   6.331% due 9/25/36(c)                                      1,410                944
Lehman Brothers - UBS Commercial Mortgage Trust
   05-C3, AM 4.794% due 7/15/40                                 600                500
   07-C7, A3 5.866% due 9/15/45(c)                              600                514
Lehman Brothers - UBS Commercial Mortgage
   Trust 144A 07-C2, H
   6.180% due 2/15/40(b)(c)                                   1,400                473
MASTR Resecuritization Trust 144A
   04-3 5.000% due 3/28/34(b)                                   463                243
   05-1 5.000% due 10/28/34(b)                                  423                233
Merrill Lynch-Countrywide Commercial Mortgage
   Trust 06-4, A3
   5.172% due 12/12/49(c)                                     1,100                944
Residential Accredit Loans, Inc. 02-QS12, B1
   6.250% due 9/25/32                                           570                168
Timberstar Trust 144A 06-1A, A
   5.668% due 10/15/36(b)                                     1,275              1,178
                                                                        --------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,088)                                                       15,033
                                                                        --------------
FOREIGN GOVERNMENT SECURITIES--10.2%
ARGENTINA--0.2%
Republic of Argentina Series GDP
   1.318% due 12/15/35(c)                                     5,490                445
                                                                        --------------
AUSTRALIA--0.4%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                         1,145(j)             924
                                                                        --------------
BRAZIL--1.2%
Federative Republic of Brazil
   12.500% due 1/5/22                                         1,875(i)           1,021
   10.250% due 1/10/28                                          935(i)             432
   7.125% due 1/20/37                                           415                427
   11.000% due 8/17/40                                          550                690
                                                                        --------------
                                                                                 2,570
                                                                        --------------
COLOMBIA--0.3%
Republic of Colombia
   12.000% due 10/22/15                                   1,075,000(k)             517
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
EGYPT--0.6%
Arab Republic of Egypt Series 364
   0.000% due 11/4/08                                $        6,500(l)  $        1,177
                                                                        --------------
INDONESIA--0.3%
Republic of Indonesia Series FR-23
   11.000% due 12/15/12                                   6,000,000(m)             598
                                                                        --------------
MEXICO--0.2%
United Mexican States Series B
   6.750% due 9/27/34                                           500                503
                                                                        --------------
NORWAY--0.2%
Kingdom of Norway
   5.500% due 5/15/09                                         2,610(n)             443
                                                                        --------------
PHILIPPINES--0.7%
Republic of Philippines
   7.750% due 1/14/31                                         1,405              1,482
                                                                        --------------
RUSSIA--1.8%
Russian Federation(c)
   144A 7.500% due 3/31/30(b)(c)                              2,044              2,064
   RegS 7.500% due 3/31/30(c)(e)                              1,576              1,588
                                                                        --------------
                                                                                 3,652
                                                                        --------------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                        225                235
                                                                        --------------
TURKEY--0.6%
Republic of Turkey
   11.500% due 1/23/12                                          750                855
   7.250% due 3/15/15                                           350                349
                                                                        --------------
                                                                                 1,204
                                                                        --------------
UKRAINE--0.3%
Republic of Ukraine 144A
   6.580% due 11/21/16(b)                                       750                583
                                                                        --------------
VENEZUELA--3.3%
Republic of Venezuela
   RegS 5.375% due 8/7/10(e)                                  1,500              1,335
   8.500% due 10/8/14                                           600                474
   5.750% due 2/26/16                                           550                360
   9.250% due 9/15/27                                         5,310              3,975

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
VENEZUELA--(CONTINUED)
   9.375% due 1/13/34                                $        1,000     $          697
                                                                        --------------
                                                                                 6,841
                                                                        --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,669)                                                       21,174
                                                                        --------------
FOREIGN CORPORATE BONDS(d)--13.5%
AUSTRALIA--0.5%
Rio Tinto Finance USA Ltd.
   6.500% due 7/15/18                                         1,075              1,016
                                                                        --------------
BRAZIL--0.1%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                                        308                299
                                                                        --------------
CANADA--1.3%
Agrium, Inc.
   6.750% due 1/15/19                                           550                539
Canadian National Resources Ltd.
   5.900% due 2/1/18(r)                                         500                440
Catalyst Paper Corp.
   7.375% due 3/1/14                                          1,055                723
Petro-Canada
   6.050% due 5/15/18                                           240                209
Rogers Wireless Communications, Inc.
   6.375% due 3/1/14                                            575                550
Videotron / Quebecor Media Inc.144A
   9.125% due 4/15/18(b)                                         83                 84
Videotron / Quebecor Media, Inc.
   6.375% due 12/15/15                                          300                266
                                                                        --------------
                                                                                 2,811
                                                                        --------------
CHILE--0.2%
Empresa Nacional de Electricidad SA
   8.350% due 8/1/13                                            500                534
                                                                        --------------
CHINA--0.1%
China Properties Group Ltd. 144A
   9.125% due 5/4/14(b)                                         500                221
                                                                        --------------
CYPRUS--0.4%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
   8.200% due 6/25/12(b)                                        250                192

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CYPRUS--(CONTINUED)
Alfa MTN Invest Ltd. 144A
   9.250% due 6/24/13(b)                             $          575     $          568
                                                                        --------------
                                                                                   760
                                                                        --------------
FRANCE--0.2%
Compagnie Generale de Geophysique-Veritas
   7.750% due 5/15/17                                           425                406
                                                                        --------------
GERMANY--0.4%
Deutsche Bank AG
   4.875% due 5/20/13                                           165                158
E.ON International Finance BV 144A
   5.800% due 4/30/18(b)                                        600                573
Hanson Australia Funding Ltd.
   5.250% due 3/15/13                                           125                117
                                                                        --------------
                                                                                   848
                                                                        --------------
HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
   5.450% due 11/24/10(b)                                       150                149
                                                                        --------------
INDIA--0.2%
ICICI Bank Ltd. 144A
   6.375% due 4/30/22(b)(c)                                     625                431
                                                                        --------------
INDONESIA--0.3%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)(r)                                     825                730
                                                                        --------------
ISRAEL--0.2%
Israel Electric Corp. Ltd. 144A
   7.250% due 1/15/19(b)                                        345                346
                                                                        --------------
ITALY--0.3%
Telecom Italia Capital SA
   6.999% due 6/4/18(r)                                         600                539
                                                                        --------------
JAPAN--0.4%
Resona Bank Ltd. 144A
   5.850% due 9/29/49(b)(c)                                   1,250                919
                                                                        --------------
KAZAKHSTAN--0.9%
Kazkommerts International BV RegS
   8.000% due 11/3/15(e)                                      1,000                575
KazMunaiGaz Finance Sub BV 144A
   9.125% due 7/2/18(b)                                         600                510

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE             VALUE
                                                     --------------     --------------
KAZAKHSTAN--(CONTINUED)
TengizChevroil Finance Co. S.A.R.L. 144A
   6.124% due 11/15/14(b)                            $          929     $          743
                                                                        --------------
                                                                                 1,828
                                                                        --------------
LUXEMBOURG--0.3%
ArcelorMittal 144A
   6.125% due 6/1/18(b)                                         490                428
OJSC Vimpel Communications (VIP Finance
Ireland Ltd.) 144A
   9.125% due 4/30/18(b)(r)                                     250                194
                                                                        --------------
                                                                                   622
                                                                        --------------
MALAYSIA--0.6%
Malaysia International Shipping Corp. Capital Ltd.
   144A
   6.125% due 7/1/14(b)                                       1,250              1,214
                                                                        --------------
RUSSIA--3.1%
European Bank for Reconstruction & Development
   6.000% due 2/14/12                                        32,600(o)           1,178
Evraz Group SA 144A
   8.875% due 4/24/13(b)                                        150                115
   9.500% due 4/24/18(b)                                        355                257
Gaz Captial SA 144A
   8.146% due 4/11/18(b)                                        145                126
Gazprom International SA 144A
   7.201% due 2/1/20(b)                                         805                728
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                     1,530              1,210
   6.510% due 3/7/22(b)                                         520                374
International Bank For Reconstruction & Development
   5.750% due 6/25/10                                        25,700(o)             966
OJSC AK Transneft (TransCapitalInvest Ltd.)
   144A
   5.670% due 3/5/14(b)                                         610                498
OJSC Vimpel Communications (UBS Luxembourg
   SA) 144A
   8.375% due 10/22/11(b)                                       250                221
Russian Agricultural Bank OJSC (RSHB Capital
   SA) 144A
   6.299% due 5/15/17(b)                                        615                439

                                                        PAR VALUE             VALUE
                                                     --------------     --------------
RUSSIA--(CONTINUED)
TNK-BP Finance SA 144A
   7.500% due 3/13/13(b)                             $          425     $          338
                                                                        --------------
                                                                                 6,450
                                                                        --------------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A
   5.796% due 12/29/49(b)(c)                                    700                610
                                                                        --------------
SOUTH AFRICA--0.0%
SABMiller plc 144A
   6.625% due 8/15/33(b)                                         75                 66
                                                                        --------------
SOUTH KOREA--0.6%
Korea Development Bank
   5.300% due 1/17/13                                           313                311
Woori Bank 144A
   6.125% due 5/3/16(b)(c)                                    1,000                909
                                                                        --------------
                                                                                 1,220
                                                                        --------------
UNITED ARAB EMIRATES--0.4%
Abu Dhabi National Energy Co. 144A
   5.875% due 10/27/16(b)                                       825                753
                                                                        --------------
UNITED KINGDOM--1.1%
British Sky Broadcasting Group plc
   6.875% due 2/23/09                                           650                650
HBOs plc 144A
   6.750% due 5/21/18(b)                                        200                168
Ineos Group Holdings plc 144A
   8.500% due 2/15/16(b)                                        500                273
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                         500                425
Vedanta Resources plc 144A
   9.500% due 7/18/18(b)                                        625                512
Vodafone Group plc
   6.150% due 2/27/37                                           375                301
                                                                        --------------
                                                                                 2,329
                                                                        --------------
UNITED STATES--1.1%
Freeport-McMoRan Copper & Gold, Inc.
   6.875% due 2/1/14(r)                                         540                535
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                                       545                522

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
UNITED STATES--(CONTINUED)
Nova Chemicals Corp.
   5.953% due 11/15/13(c)                            $        1,468     $        1,226
                                                                        --------------
                                                                                 2,283
                                                                        --------------
VENEZUELA--0.4%
Petroleos de Venezuela S.A. RegS
   5.250% due 4/12/17                                         1,500                814
                                                                        --------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $33,327)                                                       28,198
                                                                        --------------
DOMESTIC CONVERTIBLE BONDS--0.1%
PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                           300                255
                                                                        --------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $273)                                                             255
                                                                        --------------
FOREIGN CONVERTIBLE BONDS--0.1%
BRAZIL--0.1%
Vale Capital Ltd.
   5.500% due 6/15/20                                             6                228
                                                                        --------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $300)                                                             228
                                                                        --------------
DOMESTIC LOAN AGREEMENTS(c)--14.4%
ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   4.000% due 3/31/14                                           190                179
                                                                        --------------
AEROSPACE & DEFENSE--0.1%
TransDigm. Inc. Tranche
   4.801% due 6/23/13                                           200                187
                                                                        --------------
APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc. Tranche B
   6.545% due 3/5/14                                            325                300
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Totes Isotoner Corp. Tranche 2
   8.630% due 1/16/14                                           500                413
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
APPLICATION SOFTWARE--0.2%
Getty Tranche B
   7.250% due 2/15/13                                $          382     $          371
                                                                        --------------
AUTO PARTS & EQUIPMENT--0.4%
Mark IV Industries, Inc.
   Tranche B 7.467% due 6/21/11                                 950                677
   Tranche 2 11.443% due 12/19/11                               325                133
                                                                        --------------
                                                                                   810
                                                                        --------------
AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. Tranche B
   5.470% due 12/15/13                                          609                406
General Motors Corp. Tranche B
   5.163% due 11/29/13                                          312                203
                                                                        --------------
                                                                                   609
                                                                        --------------
BROADCASTING--0.4%
Charter Communications Operating LLC Tranche
   4.735% due 3/6/14                                            987                790
MCC Georgia LLC Tranche E
   6.500% due 9/30/10                                           130                128
                                                                        --------------
                                                                                   918
                                                                        --------------
CASINOS & GAMING--0.1%
Harrahs Operating Co., Inc. Tranche B3
   5.800% due 1/28/15                                           299                249
                                                                        --------------
COMMODITY CHEMICALS--0.5%
Celanese Holdings LLC Tranche B
   4.283% due 3/30/14                                         1,241              1,143
                                                                        --------------
COMMUNICATIONS EQUIPMENT--0.5%
CommScope, Inc. Tranche B
   5.132% due 12/27/14                                        1,197              1,125
                                                                        --------------
CONSUMER FINANCE--0.2%
Hertz Corp.
   Tranche B 4.266% due 12/21/12                                392                349
   Letter of Credit 4.551% due 12/21/12                          83                 75
                                                                        --------------
                                                                                   424
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp.
   Tranche B 5.386% due 9/24/14                                 579                498
   Tranche B3 5.551% due 9/24/14                                829                713

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE             VALUE
                                                     --------------     --------------
DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
Reynolds & Reynolds Co. (The) Tranche FL
   4.801% due 10/24/12                               $          455     $          409
                                                                        --------------
                                                                                 1,620
                                                                        --------------
DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The) Tranche B
   5.858% due 4/6/13                                          1,873              1,648
                                                                        --------------
DIVERSIFIED REAL ESTATE ACTIVITIES--0.0%
Tropicana Entertainment LLC Tranche B
   8.250% due 1/3/12                                            110                 77
                                                                        --------------
DIVERSIFIED SUPPORT SERVICES--0.1%
ARAMARK Corp.
   Letter of Credit 4.465% due 1/26/14                           17                 15
   Tranche B1 4.676% due 1/26/14                                261                229
                                                                        --------------
                                                                                   244
                                                                        --------------
ELECTRIC UTILITIES--0.3%
Texas Competitive Electric Holdings Co. LLC
   Tranche B3 6.145% due 10/10/14                               249                211
   Tranche B2 6.145% due 10/10/14                               437                369
                                                                        --------------
                                                                                   580
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
   4.750% due 1/31/14                                           473                446
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
   Letter of Credit A 3.890% due 3/28/14                        206                200
   Tranche B 3.970% due 3/28/14                                 299                291
                                                                        --------------
                                                                                   491
                                                                        --------------
HEALTH CARE FACILITIES--0.6%
HCA, Inc.
   Tranche A 4.696% due 11/18/12                                168                149
   Tranche B 4.946% due 11/18/13                                678                604
Health Management Associates, Inc. Tranche B
   4.551% due 2/28/14                                           245                209
LifePoint Hospitals, Inc. Tranche B
   4.274% due 4/15/12                                           390                354
                                                                        --------------
                                                                                 1,316
                                                                        --------------

                                                        PAR VALUE             VALUE
                                                     --------------     --------------
HEALTH CARE SERVICES--0.3%
Psychiatric Solutions, Inc. Tranche
   4.214% due 7/1/12                                 $          704     $          645
                                                                        --------------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.645% due 2/6/14                                            232                188
                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
NRG Energy, Inc.
   Letter of Credit 4.301% due 2/1/13                           653                571
   Tranche B 4.301% due 2/1/13                                  784                690
                                                                        --------------
                                                                                 1,261
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Level 3 Communications, Inc. Tranche B
   4.876% due 3/13/14                                           115                 98
NTELOS, Inc. Tranche B1
   4.720% due 8/24/11                                           744                706
Time Warner Telecom Holdings, Inc. Tranche B
   4.470% due 1/7/13                                          1,241              1,179
                                                                        --------------
                                                                                 1,983
                                                                        --------------
LEISURE FACILITIES--0.5%
AMF Bowling Worldwide, Inc. Tranche B
   5.377% due 5/17/13                                           866                697
PTI Group, Inc. Tranche
   9.625% due 2/28/13                                           280                255
                                                                        --------------
                                                                                   952
                                                                        --------------
METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp. Tranche
   7.750% due 6/1/13                                            603                587
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. Tranche
   4.628% due 7/1/13                                            195                181
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--0.5%
ATP Oil & Gas Corp.
   Tranche B1 8.500% due 3/1/10                                 732                666
   Tranche B2 8.711% due 7/15/11                                418                381
                                                                        --------------
                                                                                 1,047
                                                                        --------------
PACKAGED FOODS & MEATS--0.2%
Wrigley (WM) Jr. Co. Tranche B
   6.634% due 7/17/14                                           315                310
                                                                        --------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
PAPER PRODUCTS--1.4%
Boise Paper Holdings LLC
   Tranche B 6.240% due 2/22/14                      $          400     $          387
   Tranche 11.000% due 2/22/15                                  483                439
Georgia-Pacific Corp.
   Tranche B 4.486% due 12/20/10                                577                540
   Tranche B1 4.465% due 12/20/12                             1,031                905
NewPage Corp. Tranche B
   7.156% due 12/20/14                                          678                623
                                                                        --------------
                                                                                 2,894
                                                                        --------------
PUBLISHING--0.4%
Idearc, Inc. Tranche B
   4.635% due 11/17/14                                          985                590
Tribune Co. Tranche B
   5.786% due 5/30/14                                           337                176
                                                                        --------------
                                                                                   766
                                                                        --------------
SEMICONDUCTORS--0.5%
Freescale Semiconductor, Inc. Tranche
   4.214% due 12/1/13                                         1,327              1,090
                                                                        --------------
SPECIALIZED FINANCE--0.8%
Sungard Data Systems, Inc. Tranche B
   4.553% due 2/28/14                                         1,947              1,704
                                                                        --------------
SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
   5.112% due 12/16/11                                          203                187
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
ALLTEL Communications, Inc.
   Tranche B3 4.966% due 5/15/15                                620                608
   Tranche B2 5.314% due 5/15/15                                373                361
Cricket Communications, Inc. Tranche B
   6.500% due 6/16/13                                           613                588

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B
   4.906% due 2/20/14                                $        1,696     $        1,524
                                                                        --------------
                                                                                 3,081
                                                                        --------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $34,377)                                                       30,026
                                                                        --------------
FOREIGN LOAN AGREEMENTS(c)(d)--0.4%
GERMANY--0.4%
Fresenius Medical Care AG & Co. KGaA Tranche B
   4.136% due 3/31/13                                           902                845
                                                                        --------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $902)                                                             845
                                                                        --------------

                                                                             VALUE
                                                          SHARES             (000)
                                                     --------------     --------------
DOMESTIC PREFERRED STOCK--0.1%
SPECIALIZED REITS--0.0%
Saul Centers, Inc. Series A Pfd. 8%                             425                 10
                                                                        --------------
THRIFTS & MORTGAGE FINANCE--0.1%
Chevy Chase Bank FSB Series C Pfd. 8%(r)                      3,925                 63
Chevy Chase Preferred Capital Corp. Series A
   Pfd. 10.375%(r)                                            1,225                 47
FNMA Pfd. 5.50%(r)                                           63,000                136
                                                                        --------------
                                                                                   246
                                                                        --------------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $1,266)                                                           256
                                                                        --------------
DOMESTIC COMMON STOCKS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A (g)(p)                      64,050                  0
                                                                        --------------

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $282)                                                               0
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $233,372)                                                     203,552
                                                                        --------------
SHORT-TERM INVESTMENTS--5.7%

                                                        PAR VALUE             VALUE
                                                     --------------     --------------
FEDERAL AGENCY SECURITIES(q)--0.3%
FHLB
   0.300% due 10/3/08                                $          620     $          620
                                                                        --------------
COMMERCIAL PAPER(q)--1.0%
Govco LLC
   4.000% due 10/1/08                                         2,000              2,000
                                                                        --------------

                                                                             VALUE
                                                          SHARES             (000)
                                                     --------------     --------------
MONEY MARKET MUTUAL FUNDS--4.4%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                         3,750                  4
State Street Navigator Prime Plus (seven-day
   effective yield 2.765%)(s)                             9,232,147              9,232
                                                                        --------------
                                                                                 9,236
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,856)                                                       11,856
                                                                        --------------
TOTAL INVESTMENTS--103.2%
(IDENTIFIED COST $245,228)                                                     215,408(a)
Other assets and liabilities, net--(3.2)%                                       (6,687)
                                                                        --------------
NET ASSETS--100.0%                                                      $      208,721
                                                                        ==============

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

At September 30, 2008, the Series had entered into forward currency contracts as follows (reported in thousands):

                                                                   Unrealized
                                                                  Appreciation
Contracts to Sell   In Exchange for   Settlement Date    Value   (Depreciation)
-----------------   ---------------   ---------------   ------   --------------
  JPY   179,908       USD   1,650        11/14/2008     $1,703        $53
                                                                      ---
                                                                      $53
                                                                      ===

ABBREVIATIONS:

AMBAC   American Municipal Bond Assurance Corporation
FHLB    Federal Home Loan Bank
FNMA    Fannie Mae or Federal National Mortgage Association
GNMA    Ginnie Mae or Government National Mortgage Association
JPY     Japanese Yen
MBIA    Municipal Bond Insurance Association
REIT    Real Estate Investment Trust
USD     United States Dollar

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,110 and gross depreciation of $31,304 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $245,602.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $31,179 or 14.9% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2008, this security amounted to a value of $3 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g) Illiquid security. Security valued at fair value by or under the direction of the Trustees.

(h)  Security in default and non-income producing.

(i)  Par value represents Brazilian Real (reported in thousands).

(j)  Par value represents Australian Dollar (reported in thousands).

(k)  Par value represents Colombian Peso (reported in thousands).

(l)  Par value represents Egyptian Pound (reported in thousands).

(m)  Par value represents Indonesian Rupiah (reported in thousands).

(n)  Par value represents Norwegian Krone (reported in thousands).

(o)  Par value represents Russian Ruble (reported in thousands).

(p)  Non-income producing.

(q)  The rate shown is the discount rate.

(r)  All or a portion of security is on loan.

(s) Represents security purchased with cash collateral received for securities on loan.

(t)  Amount is less than $500 (not reported in thousands).

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
AGENCY MORTGAGE-BACKED SECURITIES--16.6%
FHLMC
   4.500% due 12/1/18                                $          301     $          297
   6.000% due 2/1/38                                            551                558
FNMA
   4.000% due 7/1/19                                            166                159
   5.000% due 2/1/20                                             82                 82
   5.000% due 8/1/20                                             46                 46
   04-W6, 1A4 5.500% due 7/25/34                                274                266
   6.000% due 8/1/34                                            176                179
   5.500% due 3/1/35                                            226                226
   5.500% due 4/1/35                                            539                538
   05-57, CK 5.000% due 7/25/35                                  37                 37
   05-65, PJ 5.000% due 8/25/35                                 158                158
   05-65, DK 5.000% due 8/25/35                                  47                 47
   05-74, AG 5.000% due 9/25/35                                  49                 49
   5.500% due 6/1/36                                            918                916
   6.500% due 8/1/36                                             85                 87
   6.000% due 1/1/37                                            465                471
   5.500% due 4/1/37                                            146                146
   5.500% due 6/1/37                                            299                298
   6.000% due 8/1/37                                             62                 63
   6.000% due 9/1/37                                             97                 98
   6.000% due 10/1/37                                           181                184
   5.500% due 11/1/37                                           391                390
   6.000% due 12/1/37                                           248                252
   5.500% due 2/1/38                                            148                148
   6.000% due 2/1/38                                            235                238
   6.000% due 2/1/38                                            156                158
   5.500% due 4/1/38                                            879                878
   5.500% due 5/1/38                                            418                417
   5.500% due 7/1/38                                            538                536
                                                                        --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,935)                                                         7,922
                                                                        --------------
MUNICIPAL BONDS--4.1%
ARIZONA--0.8%
Arizona School Board Facilities Improvement
   5.000% due 1/1/14                                            345                369
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe Taxable Series
   A 144A (MBIA Insured)
   6.910% due 9/1/12(b)                              $          100     $          101
                                                                        --------------
ILLINOIS--1.1%
Illinois Community College District No. 523,
   Prerefunded 2/01/10 @100 (FSA Insured)
   5.750% due 2/1/14                                            500                521
                                                                        --------------
KENTUCKY--0.4%
State Property & Buildings Commission (FSA
   Insured)
   5.250% due 10/1/13                                           195                209
                                                                        --------------
NEW YORK--0.4%
New York State Dormitory Authority Higher
   EducationTaxable Series B
   3.350% due 12/15/09                                          205                206
                                                                        --------------
TEXAS--1.0%
State of Texas Public Finance Authority
   5.000% due 10/1/12                                           430                457
                                                                        --------------
VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable Series
   A-1
   6.706% due 6/1/46                                            105                 82
                                                                        --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,981)                                                         1,945
                                                                        --------------
ASSET-BACKED SECURITIES--7.8%
AmeriCredit Automobile Receivables Trust 06-RM, A2
   5.420% due 8/8/11                                            192                186
Banc of America Securities Auto Trust 06-G1, B
   5.340% due 2/18/11                                           100                 97
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3
   5.980% due 1/15/18 (c)                                       101                 93
Carmax Auto Owner Trust
   05-1, C 4.820% due 10/15/11                                  200                190
   07-2, B 5.370% due 3/15/13                                    95                 86
Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4
   4.111% due 8/25/30                                            56                 55

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
Daimler Chrysler Auto Trust 08-B, A4A
   5.320% due 11/10/14                               $          135     $          130
Dunkin Securitization 144A 06-1, M1
   8.285% due 6/20/31 (b)                                       160                120
FMAC Loan Receivables Trust 144A 98-CA, A2
   6.660% due 1/15/12 (b)                                        53                 48
Ford Credit Auto Owner Trust 06-C, A4A
   5.150% due 2/15/12                                           250                244
GMAC Mortgage Corp. Loan Trust
   05-AR2, 2A 4.868% due 5/25/35(c)                             275                225
   05-HE2, A3 4.622% due 11/25/35(c)                             41                 38
   06-HE2, A3 6.320% due 5/25/36                                350                187
   06-HE3, A2 5.750% due 10/25/36(c)                            350                272
Great America Leasing Receivables 144A 05-1, A4
   4.970% due 8/20/10 (b)                                       217                216
Green Tree Financial Corp. 94-1, A5
   7.650% due 4/15/19                                            88                 89
Hyundai Auto Receivables Trust 08-A, A3
   4.930% due 12/17/12                                          200                198
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3
   5.777% due 8/25/36 (c)                                       225                198
MASTR Alternative Net Interest Margin 144A 06-6,
   N1
   4.120% due 9/26/46 (b)(c)(f)                                  25                 --(r)
Renaissance Home Equity Loan Trust
   05-3, AF3 4.814% due 11/25/35(c)                             543                533
   06-1, AF2 5.533% due 5/25/36(c)                               41                 41
Residential Funding Mortgage Securities II, Inc.
   05-HI2, A3
   4.460% due 5/25/35                                            51                 51
Structured Asset Securities Corp. 05-7XS, 1A2B
   5.270% due 4/25/35 (c)                                       300                296
Wachovia Auto Loan Owner Trust 144A 06-1, A4
   5.080% due 4/20/12 (b)                                       130                127
                                                                        --------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,163)                                                         3,720
                                                                        --------------
DOMESTIC CORPORATE BONDS--23.9%
AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp.
   7.625% due 6/15/12                                           115                114
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
AGRICULTURAL PRODUCTS--0.2%
Cargill, Inc. 144A
   5.600% due 9/15/12(b)                             $          115     $          114
                                                                        --------------
AIRLINES--2.0%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                           385                254
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                           133                113
Delta Air Lines, Inc. 00-1
   7.379% due 5/18/10                                           175                170
JetBlue Airways Corp. 04-2
   6.165% due 11/15/08 (c)                                      133                129
United Airlines, Inc.
   00-2 7.032% due 10/1/10                                      100                 98
   01-1 6.071% due 3/1/13                                       189                184
                                                                        --------------
                                                                                   948
                                                                        --------------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                            41                 36
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Invesco Ltd.
   4.500% due 12/15/09                                          250                240
Janus Capital Group, Inc.
   6.250% due 6/15/12                                            75                 71
Northern Trust Corp.
   5.500% due 8/15/13                                            75                 75
                                                                        --------------
                                                                                   386
                                                                        --------------
AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance N. A. LLC
   6.500% due 11/15/13                                           70                 69
General Motors Corp.
   7.200% due 1/15/11                                            80                 47
                                                                        --------------
                                                                                   116
                                                                        --------------
BROADCASTING--1.2%
Comcast Cable Holdings LLC
   7.875% due 8/1/13                                            150                156
COX Communications, Inc.
   4.625% due 6/1/13                                            250                231
Time Warner Cable, Inc.
   6.200% due 7/1/13                                             85                 83

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
BROADCASTING--(CONTINUED)
Viacom, Inc.
   5.750% due 4/30/11                                $          100     $           97
                                                                        --------------
                                                                                   567
                                                                        --------------
BUILDING PRODUCTS--0.3%
Esco Corp. 144A
   8.625% due 12/15/13(b)                                       154                152
                                                                        --------------
CASINOS & GAMING--0.3%
MGM MIRAGE
   8.500% due 9/15/10                                           155                143
Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A
   5.319% due 3/15/14(b)(c)                                      25                 19
                                                                        --------------
                                                                                   162
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Terex Corp.
   7.375% due 1/15/14                                           195                178
                                                                        --------------
CONSTRUCTION MATERIALS--0.3%
CRH America, Inc.
   8.125% due 7/15/18                                           130                128
                                                                        --------------
CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13(b)                                         60                 61
                                                                        --------------
CONSUMER FINANCE--3.3%
American Express Credit Corp.
   7.300% due 8/20/13                                            75                 72
American Express Credit Corp. Series C
   5.875% due 5/2/13                                            135                124
American Honda Finance Corp. 144A
   6.700% due 10/1/13(b)                                        150                149
ERAC USA Finance Co. 144A
   5.300% due 11/15/08(b)                                        85                 85
   5.800% due 10/15/12(b)                                       195                177
Ford Motor Credit Co. LLC
   5.625% due 10/1/08                                           345                345
   9.875% due 8/10/11                                           118                 82
   7.241% due 4/15/12(c)                                        135                120
GMAC LLC
   4.054% due 5/15/09(c)                                        135                 98
   6.875% due 9/15/11                                            38                 17

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CONSUMER FINANCE--(CONTINUED)
Hertz Corp. (The)
   8.875% due 1/1/14                                 $          100     $           87
SLM Corp.
   6.880% due 2/1/10(c)                                         250                207
                                                                        --------------
                                                                                 1,563
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Convergys Corp.
   4.875% due 12/15/09                                          250                250
                                                                        --------------
DIVERSIFIED BANKS--0.8%
Bank One Corp.
   7.875% due 8/1/10                                             50                 51
Wachovia Corp.
   5.300% due 10/15/11                                          130                108
   5.500% due 5/1/13                                             70                 58
Wells Fargo & Co.
   4.375% due 1/31/13                                           200                184
                                                                        --------------
                                                                                   401
                                                                        --------------
DIVERSIFIED REAL ESTATE ACTIVITIES--0.5%
Colonial Realty LP
   4.800% due 4/1/11                                            250                237
                                                                        --------------
ELECTRIC UTILITIES--0.8%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                         40                 40
Consumers Energy Co. Series H
   4.800% due 2/17/09                                           100                100
Midwest Generation LLC Series B
   8.560% due 1/2/16                                            113                116
Northeast Utilities
   5.650% due 6/1/13                                            105                103
Texas Competitive Electric Holdings Co. LLC 144A
   10.250% due 11/1/15(b)                                        36                 33
                                                                        --------------
                                                                                   392
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
General Cable Corp.
   6.258% due 4/1/15(c)                                         210                177
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronic Group SA
   6.000% due 10/1/12                                            35                 34
                                                                        --------------

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
FOOD RETAIL--0.3%
Kroger Co. (The)
   8.050% due 2/1/10                                 $          140     $          144
                                                                        --------------
GAS UTILITIES--0.1%
AmeriGas Partners LP
   7.250% due 5/20/15                                            25                 23
                                                                        --------------
HEALTH CARE FACILITIES--0.3%
HCA, Inc.
   9.125% due 11/15/14                                          145                141
                                                                        --------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide, Inc.
   6.250% due 2/15/13                                            63                 59
                                                                        --------------
HOUSEHOLD PRODUCTS--0.1%
Yankee Acquisition Corp. Series B
   8.500% due 2/15/15                                            80                 58
                                                                        --------------
INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc.
   4.150% due 2/1/13                                             70                 67
                                                                        --------------
INDUSTRIAL REITS--0.1%
ProLogis
   6.625% due 5/15/18                                            35                 30
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T Corp.
   7.300% due 11/15/11                                          185                192
Embarq Corp.
   6.738% due 6/1/13                                            100                 88
Qwest Corp.
   7.875% due 9/1/11                                             95                 91
                                                                        --------------
                                                                                   371
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--1.0%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                            160                154
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                            84                 69
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12(p)                                         65                  9
   5.625% due 1/24/13(p)                                         40                  5
   6.750% due 12/28/17(p)                                       105                  1

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Merrill Lynch & Co., Inc.
   6.150% due 4/25/13                                $           75     $           69
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17(b)                                        250(i)              76
Piper Jaffray Equipment Trust Securities 144A
   6.000% due 9/10/11(b)                                        124                 99
                                                                        --------------
                                                                                   482
                                                                        --------------
LEISURE FACILITIES--0.1%
Scientific Games Corp. 144A
   7.875% due 6/15/16(b)                                         25                 24
                                                                        --------------
LEISURE PRODUCTS--0.3%
Brunswick Corp.
   9.750% due 8/15/13                                           136                139
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Fisher Scientific International, Inc.
   6.750% due 8/15/14                                           140                137
                                                                        --------------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   6.875% due 5/1/12                                            100                 99
                                                                        --------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.
   5.650% due 5/15/13                                           120                117
                                                                        --------------
OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
   6.500% due 8/15/11                                           100                103
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                         13                 12
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--0.7%
Chesapeake Energy Corp.
   6.875% due 11/15/20                                          100                 86
EOG Resources, Inc.
   6.125% due 10/1/13                                            60                 60
Swift Energy Co.
   7.625% due 7/15/11                                           125                119
XTO Energy, Inc.
   5.750% due 12/15/13                                           90                 87
                                                                        --------------
                                                                                   352
                                                                        --------------

              PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                  SCHEDULE OF INVESTMENTS (CONTINUED)
                    SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
OIL & GAS REFINING & MARKETING--0.4%
Frontier Oil Corp.
   6.625% due 10/1/11                                $          100     $           95
Tesoro Corp.
   6.250% due 11/1/12                                           115                101
                                                                        --------------
                                                                                   196
                                                                        --------------
OIL & GAS STORAGE & TRANSPORTATION--0.9%
Buckeye Partners LP
   6.050% due 1/15/18                                            15                 14
Knight, Inc.
   6.500% due 9/1/12                                            171                162
Pacific Energy Partners LP/Pacific Energy Finance
   Corp.
   7.125% due 6/15/14                                            75                 74
Transcontinental Gas Pipe Line Corp. Series B
   7.000% due 8/15/11                                           100                102
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                            100                 99
                                                                        --------------
                                                                                   451
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.6%
Bank of America Corp.
   7.400% due 1/15/11                                           185                181
Citigroup, Inc.
   5.500% due 4/11/13                                            90                 78
   6.500% due 8/19/13                                           200                178
General Electric Capital Corp.
   8.125% due 5/15/12                                           125                127
JPMorgan Chase & Co. Series 1
   7.900% due 12/31/49 (c)                                       96                 81
MassMutual Global Funding II 144A
   3.500% due 3/15/10(b)                                        100                 99
                                                                        --------------
                                                                                   744
                                                                        --------------
PAPER PACKAGING--0.1%
Jefferson Smurfit Corp.
   8.250% due 10/1/12                                            40                 34
                                                                        --------------
PAPER PRODUCTS--0.4%
Bowater, Inc.
   5.819% due 3/15/10(c)                                        165                120

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
PAPER PRODUCTS--(CONTINUED)
Verso Paper Holdings LLC and Verso Paper, Inc.
   Series B
   6.551% due 8/1/14(c)                              $           85     $           70
                                                                        --------------
                                                                                   190
                                                                        --------------
REGIONAL BANKS--0.1%
First Tennessee Bank
   2.839% due 1/23/09(c)                                         22                 21
                                                                        --------------
RETAIL REITS--0.7%
Kimco Realty Corp.
   4.820% due 8/15/11                                           155                150
Simon Property Group LP
   5.600% due 9/1/11                                            205                203
                                                                        --------------
                                                                                   353
                                                                        --------------
SPECIALIZED FINANCE--0.9%
Caterpillar Financial Services Corp.
   6.200% due 9/30/13                                           120                120
CIT Group, Inc.
   4.750% due 12/15/10                                          205                133
CME Group, Inc.
   5.400% due 8/1/13                                             75                 75
Textron Financial Corp.
   5.125% due 11/1/10                                           100                101
                                                                        --------------
                                                                                   429
                                                                        --------------
SPECIALIZED REITS--0.6%
Host Hotels & Resorts LP
   6.875% due 11/1/14                                           115                100
Nationwide Health Properties, Inc.
   6.250% due 2/1/13                                            130                130
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 6/1/10                                             50                 50
                                                                        --------------
                                                                                   280
                                                                        --------------
STEEL--0.3%
Steel Dynamics, Inc.
   7.375% due 11/1/12                                           141                130
                                                                        --------------
TOBACCO--0.4%
Philip Morris Capital Corp.
   7.500% due 7/16/09                                           200                200
                                                                        --------------

              PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                  SCHEDULE OF INVESTMENTS (CONTINUED)
                    SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                 $           75     $           50
                                                                        --------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $12,697)                                                       11,452
                                                                        --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--13.4%
American General Mortgage Loan Trust 144A 06-1, A2
   5.750% due 12/25/35 (b)(c)                                   275                266
Asset Securitization Corp. 96-D3, A1C
   7.400% due 10/13/26                                           18                 18
Banc of America Commercial Mortgage, Inc. 05-6, AM
   5.352% due 9/10/47 (c)                                        40                 34
Bear Stearns Commercial Mortgage Securities 144A
   04-ESA, J
   5.817% due 5/14/16 (b)                                       350                353
Bear Stearns Structured Products, Inc. 144A
   05-10 4.972% due 4/26/35(b)(c)                                68                 44
   05-20N, A 6.707% due 10/25/45(b)(c)                           34                 31
Chase Mortgage Finance Corp.
   04-S1, M 5.098% due 2/25/19(c)                                75                 63
   04-S3, 3A1 6.000% due 3/25/34                                320                292
   06-A1, 4A1 6.032% due 9/25/36(c)                             359                300
Citicorp Mortgage Securities, Inc. 06-7, 1A1
   6.000% due 12/25/36                                          102                 82
Countrywide Home Loan Mortgage Pass-Through Trust
   04-13, 1A1
   5.500% due 8/25/34                                           159                159
Credit Suisse First Boston Mortgage Securities
   Corp.
   03-8, 3A24 5.500% due 4/25/33                                283                223
   05-12, 6A1 6.000% due 1/25/36                                128                 78
Crown Castle Towers LLC 144A
   05-1A, AFX 4.643% due 6/15/35(b)                             250                248
   05-1A, B 4.878% due 6/15/35(b)                               190                182
First Horizon Asset Securities, Inc. 05-AR1, 2A1
   4.998% due 4/25/35 (c)                                       200                174
GMAC Commercial Mortgage Securities, Inc.
   98-C2 E 6.500% due 5/15/35                                    50                 50
   04-C3, A4 4.547% due 12/10/41                                180                170
GS Mortgage Securities Corp. II 144A
   07-EOP, G 4.565% due 3/6/20(b)(c)                            130                116

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
   07-EOP, H 4.695% due 3/6/20(b)(c)                 $          110     $           98
Harborview Mortgage Loan Trust 05-9, B10
   4.937% due 6/20/35 (c)(g)                                    123                 27
IndyMac Index Mortgage Loan Trust
   06-AR25, 3A1 6.376% due 9/25/36(c)                           171                115
   07-AR2, B1 5.880% due 6/25/37(c)(g)                          134                 24
JPMorgan Chase Commercial Mortgage Securities
   Corp. 05-LDP5, AM
   5.387% due 12/15/44 (c)                                       50                 42
JPMorgan Mortgage Trust
   05-S3, 2A2 5.500% due 1/25/21                                 44                 41
   06-A1, B1 5.414% due 2/25/36(c)                              248                139
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C3, AM 5.712% due 3/15/39(c)                               25                 21
   07-C2, A2 5.303% due 2/15/40                                 225                209
   05-C3, AM 4.794% due 7/15/40                                  70                 58
   07-C6, A2 5.845% due 7/15/40                                 150                141
Lehman Brothers Commercial Conduit Mortgage Trust
   99-C2, A2
   7.325% due 10/15/32                                          343                345
MASTR Alternative Net Interest Margin Trust 144A
   05-CW1A, N1
   6.750% due 12/26/35 (b)(f)                                    14                  1
MASTR Resecuritization Trust 144A 05-4CI, N2
   6.429% due 4/26/45 (b)(c)(f)                                 120                 12
Merrill Lynch Mortgage Investors Trust 06-3, 2A1
   6.073% due 10/25/36 (c)                                      152                139
Merrill Lynch-Countrywide Commercial Mortgage
   Trust 06-4, A3
   5.172% due 12/12/49 (c)                                      250                215
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A 4.839% due 3/25/35(c)                             146                128
   06-S4, A2 6.000% due 4/25/36                                 192                173
SBA Commercial Mortgage Backed Securities Trust
   144A
   06-1A, A 5.314% due 11/15/36(b)                              190                185
   06-1A, B 5.451% due 11/15/36(b)                               95                 88
Wachovia Bank Commercial Mortgage Trust
   04-C12, A2 5.001% due 7/15/41                                465                457
   05-C22, AM 5.490% due 12/15/44(c)                             20                 17
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.412% due 5/20/36 (c)(g)                                    248                135
Wells Fargo Mortgage Backed Securities Trust

              PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                  SCHEDULE OF INVESTMENTS (CONTINUED)
                    SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
   04-R, 2A1 4.369% due 9/25/34(c)                   $          239     $          201
   04-EE, 2A3 4.109% due 12/25/34(c)                            138                128
   05-AR16, 6A3 5.001% due 10/25/35(c)                          207                185
   05-14, 2A1 5.500% due 12/25/35                               217                195
                                                                        --------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,542)                                                         6,402
                                                                        --------------
FOREIGN GOVERNMENT SECURITIES--8.7%
ARGENTINA--0.2%
Republic of Argentina Series GDP
   0.000% due 12/15/35(c)                                     1,250                101
                                                                        --------------
AUSTRALIA--0.2%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                           145(h)             117
                                                                        --------------
BRAZIL--1.1%
Federative Republic of Brazil
   7.875% due 3/7/15                                            350                375
   12.500% due 1/5/22                                           250(i)             136
                                                                        --------------
                                                                                   511
                                                                        --------------
CANADA--0.2%
Commonwealth of Canada
   4.250% due 9/1/09                                            125(j)             119
                                                                        --------------
COLOMBIA--0.3%
Republic of Colombia
   12.000% due 10/22/15                                     275,000(k)             132
                                                                        --------------
EGYPT--0.6%
Arab Republic of Egypt
   0.000% due 11/4/08                                         1,500(l)             272
                                                                        --------------
INDONESIA--0.2%
Republic of Indonesia Series FR-23
   11.000% due 12/15/12                                   1,000,000(m)             100
                                                                        --------------
NORWAY--0.2%
Kingdom of Norway
   5.500% due 5/15/09                                           650(n)             110
                                                                        --------------
PHILIPPINES--1.1%
Republic of Philippines
   9.875% due 3/16/10                                           200                217
   8.375% due 2/15/11                                           285                307
                                                                        --------------
                                                                                   524
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
RUSSIA--0.2%
Russian Federation RegS
   7.500% due 3/31/30 (c)(e)                         $          113     $          114
                                                                        --------------
TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(e)                                         75                 79
                                                                        --------------
TURKEY--1.2%
Republic of Turkey
   11.750% due 6/15/10                                          340                376
   11.500% due 1/23/12                                          155                177
                                                                        --------------
                                                                                   553
                                                                        --------------
VENEZUELA--3.0%
Republic of Venezuela
   RegS 5.375% due 8/7/10(e)                                    770                685
   8.500% due 10/8/14                                           485                383
   5.750% due 2/26/16                                           580                380
                                                                        --------------
                                                                                 1,448
                                                                        --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $4,431)                                                         4,180
                                                                        --------------
FOREIGN CORPORATE BONDS(d)--10.2%
AUSTRALIA--0.8%
National Australia Bank Ltd. 144A
   5.350% due 6/12/13(b)                                        285                274
Rio Tinto Finance USA Ltd.
   5.875% due 7/15/13                                           135                132
                                                                        --------------
                                                                                   406
                                                                        --------------
CANADA--0.5%
Catalyst Paper Corp.
   7.375% due 3/1/14                                             50                 34
Thomson Corp. (The)
   4.250% due 8/15/09                                           100                100
Videotron / Quebecor Media, Inc.
   6.375% due 12/15/15                                           95                 84
                                                                        --------------
                                                                                   218
                                                                        --------------
CHILE--0.4%
Celulosa Arauco y Constitucion SA
   7.750% due 9/13/11                                           165                174
                                                                        --------------

              PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                  SCHEDULE OF INVESTMENTS (CONTINUED)
                    SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CHINA--0.1%
NXP BV/NXP Funding LLC
   5.541% due 10/15/13(c)                            $          105     $           70
                                                                        --------------
CYPRUS--0.3%
Alfa MTN Invest Ltd. 144A
   9.250% due 6/24/13(b)                                        135                133
                                                                        --------------
FRANCE--0.2%
Compagnie Generale de Geophysique-Veritas
   7.750% due 5/15/17                                           100                95
                                                                        --------------
GERMANY--0.3%
Deutsche Bank AG
   4.875% due 5/20/13                                            45                 43
E.ON International Finance BV 144A
   5.800% due 4/30/18(b)                                        125                119
                                                                        --------------
                                                                                   162
                                                                        --------------
HONG KONG--0.5%
Hutchison Whampoa International Ltd. 144A
   5.450% due 11/24/10(b)                                       250                249
                                                                        --------------
INDIA--0.3%
ICICI Bank Ltd. 144A
   5.750% due 11/16/10(b)                                       175                169
                                                                        --------------
INDONESIA--0.2%
Majapahit Holding BV 144A
   7.250% due 6/28/17(b)                                        100                 89
                                                                        --------------
KAZAKHSTAN--0.2%
KazMunaiGaz Finance Sub BV 144A
   8.375% due 7/2/13(b)                                         100                 86
                                                                        --------------
LUXEMBOURG--0.2%
OJSC Vimpel Communications (VIP Finance Ireland
   Ltd.) 144A
   8.375% due 4/30/13(b)                                        100                 80
                                                                        --------------
MALAYSIA--0.4%
Malaysia Internaional Shipping Corporation
   Capital Ltd. 144A
   5.000% due 7/1/09(b)                                         200                200
                                                                        --------------
MEXICO--0.1%
Fideicomiso Petacalco Trust 144A
   10.160% due 12/23/09(b)                                       56                 57
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
   7.750% due 12/10/08(b)                            $          225     $          226
                                                                        --------------
QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
   3.437% due 9/15/09(b)                                         74                 74
                                                                        --------------
RUSSIA--2.5%
European Bank for Reconstruction & Development
   6.000% due 2/14/12                                         4,300(o)             155
Evraz Group SA 144A
   8.875% due 4/24/13(b)                                        100                 77
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                       360                285
   6.510% due 3/7/22(b)                                         100                 72
International Bank For Reconstruction &
   Development
   5.750% due 6/25/10                                         5,850(o)             220
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                         270                220
Russian Agricultural Bank OJSC (RSHB Capital SA)
   144A
   6.299% due 5/15/17(b)                                        100                 71
TNK-BP Finance SA RegS
   6.125% due 3/20/12(e)                                        115                 91
                                                                        --------------
                                                                                 1,191
                                                                        --------------
SOUTH KOREA--0.2%
Export-Import Bank of Korea
   4.500% due 8/12/09                                           120                119
                                                                        --------------
UKRAINE--0.2%
NAK Naftogaz Ukrainy (Standard Bank London
   Holdings plc)
   8.125% due 9/30/09                                           100                 84
                                                                        --------------
UNITED ARAB EMIRATES--0.3%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12(b)                                       170                168
                                                                        --------------
UNITED KINGDOM--0.5%
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                         180                153

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
UNITED KINGDOM--(CONTINUED)
Vedanta Resources plc 144A
   8.750% due 1/15/14(b)                             $          100     $           86
                                                                        --------------
                                                                                   239
                                                                        --------------
UNITED STATES--1.3%
ArcelorMittal 144A
   5.375% due 6/1/13(b)                                         135                128
Canadian National Resources Ltd.
   4.900% due 12/1/14                                            60                 52
Credit Suisse New York
   5.000% due 5/15/13                                           135                125
Nova Chemicals Corp.
   5.953% due 11/15/13(c)                                       370                309
                                                                        --------------
                                                                                   614
                                                                        --------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,409)                                                         4,903
                                                                        --------------
DOMESTIC CONVERTIBLE BONDS--0.1%
PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
   2.875% due 9/30/10                                            40                 34
                                                                        --------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $37)                                                               34
                                                                        --------------
DOMESTIC LOAN AGREEMENTS(c)--12.3%
ADVERTISING--0.1%
Lamar Media Corp. Tranche F
   4.000% due 3/31/14                                            25                 23
                                                                        --------------
AEROSPACE & DEFENSE--0.1%
TransDigm. Inc. Tranche
   4.801% due 6/23/13                                            47                 44
                                                                        --------------
APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc. Tranche B
   6.545% due 3/5/14                                             65                 60
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.0%
Totes Isotoner Corp. Tranche
   5.815% due 1/16/13                                            16                 13
                                                                        --------------
APPLICATION SOFTWARE--0.1%
Getty Tranche B
   7.250% due 2/15/13                                            48                 47
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. Tranche B
   5.470% due 12/16/13                               $          297     $          199
General Motors Corp. Tranche B
   5.163% due 11/29/13                                          100                 65
                                                                        --------------
                                                                                   264
                                                                        --------------
BROADCASTING--0.6%
Charter Communications Operating LLC Tranche
   4.735% due 3/6/14                                            247                198
DIRECTV Holdings LLC Tranche
   3.969% due 4/13/13                                            65                 61
MCC Georgia LLC Tranche E
   6.500% due 1/3/16                                             35                 34
                                                                        --------------
                                                                                   293
                                                                        --------------
COMMODITY CHEMICALS--0.6%
Celanese Holdings LLC Tranche B
   4.283% due 3/30/14                                           318                293
                                                                        --------------
COMMUNICATIONS EQUIPMENT--0.4%
CommScope, Inc. Tranche B
   5.132% due 12/27/14                                          190                178
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp. Tranche B3
   5.551% due 9/24/14                                           248                213
Reynolds & Reynolds Co. (The) Tranche FL
   4.801% due 10/24/12                                          175                157
                                                                        --------------
                                                                                   370
                                                                        --------------
DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche B
   4.422% due 4/6/13                                            184                162
                                                                        --------------
DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche C
   7.400% due 11/10/11                                          155                103
                                                                        --------------
DIVERSIFIED REAL ESTATE ACTIVITIES--0.0%
Tropicana Entertainment LLC Tranche B
   8.250% due 1/3/12                                             17                 12
                                                                        --------------
DIVERSIFIED SUPPORT SERVICES--0.1%
ARAMARK Corp.
   Letter of Credit 4.465% due 1/26/14                            3                  2

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
DIVERSIFIED SUPPORT SERVICES--(CONTINUED)
   Tranche B1 4.676% due 1/26/14                     $           41     $           37
                                                                        --------------
                                                                                    39
                                                                        --------------
ELECTRIC UTILITIES--0.2%
Texas Competitive Electric Holdings Co. LLC
   Tranche B3 6.145% due 10/10/14                                50                 42
   Tranche B2 6.145% due 10/10/14                                62                 52
                                                                        --------------
                                                                                    94
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche
   4.750% due 1/31/14                                            64                 60
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste North America, Inc.
   Letter of Credit A 3.870% due 3/28/14                         32                 32
   Tranche B 3.970% due 3/28/14                                  45                 44
Duratek, Inc. Tranche B1
   5.470% due 6/30/16                                            11                 10
EnergySolutions LLC Tranche
   4.730% due 2/26/14                                           107                 98
EnergySolutions, Inc. Tranche B
   5.470% due 6/7/13                                             22                 20
EnviroCare Tranche B
   4.730% due 6/30/16                                             1                  1
                                                                        --------------
                                                                                   205
                                                                        --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche B
   4.438% due 12/1/13                                             6                  6
                                                                        --------------
HEALTH CARE FACILITIES--0.7%
HCA, Inc.
   Tranche A 4.801% due 11/18/12                                112                100
   Tranche B 5.051% due 11/18/13                                 78                 70
Health Management Associates, Inc. Tranche B
   4.551% due 2/28/14                                            33                 28
HealthSouth Corp. Tranche
   5.290% due 3/10/13                                            86                 78
LifePoint Hospitals, Inc. Tranche B
   4.435% due 4/15/12                                            83                 75
                                                                        --------------
                                                                                   351
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
HEALTH CARE SERVICES--0.4%
DaVita, Inc. Tranche B
   4.083% due 10/5/12                                $          113     $          102
Psychiatric Solutions, Inc. Tranche
   4.219% due 7/1/12                                            120                110
                                                                        --------------
                                                                                   212
                                                                        --------------
HOUSEHOLD PRODUCTS--0.3%
Yankee Candle Co., Inc. Tranche B
   4.645% due 2/6/14                                            146                119
                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Mirant North America LLC Tranche B
   4.213% due 1/3/13                                             30                 28
NRG Energy, Inc.
   Letter of Credit 4.301% due 2/1/13                           156                136
   Tranche B 4.301% due 2/1/13                                  135                119
                                                                        --------------
                                                                                   283
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Level 3 Communications, Inc. Tranche B
   4.876% due 3/13/14                                            17                 14
NTELOS, Inc. Tranche B1
   5.270% due 8/24/11                                           264                251
Time Warner Telecom Holdings, Inc. Tranche B
   4.470% due 1/7/13                                            218                207
                                                                        --------------
                                                                                   472
                                                                        --------------
LEISURE FACILITIES--0.2%
AMF Bowling Worldwide, Inc. Tranche B
   5.377% due 5/17/13                                            59                 48
PTI Group, Inc. Tranche
   9.625% due 2/28/13                                            45                 41
                                                                        --------------
                                                                                    89
                                                                        --------------
METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp. Tranche
   7.750% due 6/1/13                                            137                133
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. Tranche
   4.628% due 7/1/13                                             89                 83
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
ATP Oil & Gas Corp.
   Tranche B2 8.500% due 1/15/11                                 49                 45

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
   Tranche B1 8.500% due 7/15/14                     $           86     $           78
                                                                        --------------
                                                                                   123
                                                                        --------------
PACKAGED FOODS & MEATS--0.1%
Wrigley (WM) Jr. Co. Tranche B
   6.634% due 10/6/14                                            60                 59
                                                                        --------------
PAPER PRODUCTS--1.0%
Boise Paper Holdings LLC Tranche
   11.000% due 2/22/15                                          168                152
Georgia-Pacific Corp. Tranche B1
   4.465% due 12/20/12                                          191                168
NewPage Corp. Tranche B
   7.156% due 12/20/14                                          159                146
                                                                        --------------
                                                                                   466
                                                                        --------------
PUBLISHING--0.3%
Idearc, Inc. Tranche B
   4.635% due 11/17/14                                          213                127
Tribune Co. Tranche B
   5.786% due 6/4/14                                             59                 31
                                                                        --------------
                                                                                   158
                                                                        --------------
SEMICONDUCTORS--0.4%
Freescale Semiconductor, Inc. Tranche
   4.214% due 12/1/13                                           224                184
                                                                        --------------
SPECIALIZED FINANCE--0.3%
Sungard Data Systems, Inc. Tranche B
   4.553% due 2/28/14                                           190                166
                                                                        --------------
SPECIALTY CHEMICALS--0.8%
Compass Minerals Group, Inc. Tranche B
   4.960% due 12/22/12                                          198                191
Huntsman International LLC Tranche B
   4.213% due 8/16/12                                            17                 15
JohnsonDiversey, Inc.
   Tranche 4.791% due 12/16/10                                   22                 21
   Tranche B 4.791% due 12/16/11                                152                139
                                                                        --------------
                                                                                   366
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
ALLTEL Communications, Inc.
   Tranche B3 4.966% due 5/15/15                                114                111
   Tranche B2 5.314% due 5/15/15                                 35                 34

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Cricket Communications, Inc. Tranche B
   6.500% due 6/16/13                                $          110     $          106
MetroPCS Wireless, Inc. Tranche B
   4.406% due 2/20/14                                           118                106
                                                                        --------------
                                                                                   357
                                                                        --------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $6,625)                                                         5,887
                                                                        --------------
FOREIGN LOAN AGREEMENTS(c)(d)--0.4%
GERMANY--0.3%
Fresenius Medical Care AG & Co. KGaA Tranche B
   4.136% due 3/31/13                                           135                127
                                                                        --------------
UNITED STATES--0.1%
Yell Group plc Tranche B1
   4.463% due 10/27/12                                           75                 64
                                                                        --------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $210)                                                             191
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $51,030)                                                       46,636
                                                                        --------------
SHORT-TERM INVESTMENTS--2.1%
FEDERAL AGENCY SECURITIES--2.1%
FHLB
   0.300% due 10/3/08(q)                                      1,025              1,025
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
MONEY MARKET MUTUAL FUNDS--0.0%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                         2,870                  3
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,028)                                                         1,028
                                                                        --------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $52,058)                                                       47,664(a)
Other assets and liabilities, net--0.4%                                            195
                                                                        --------------
NET ASSETS--100.0%                                                      $       47,859
                                                                        ==============

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

At September 30, 2008, the Series had entered into forward currency contracts as follows (reported in thousands):


                                                                   Unrealized
                                                                  Appreciation
Contracts to Sell    In Exchange for   Settlement Date   Value   (Depreciation)
-----------------    ---------------   ---------------   -----   --------------
  JPY   41,433          USD   380         11/14/2008      $392         $12
                                                                       ---
                                                                       $12
                                                                       ===

ABBREVIATIONS:

FHLB Federal Home Loan Bank

FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA Fannie Mae or Federal National Mortgage Association

FSA  Financial Security Assurance, Inc.

JPY  Japanese Yen

MBIA Municipal Bond Insurance Association

REIT Real Estate Investment Trust

USD  United States Dollar

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $163 and gross depreciation of $4,560 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $52,061.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $6,392 or 13.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically or in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(f) Illiquid and restricted security. September 30, 2008, these securities amounted to a value of $13 or 0.0% of net assets. For acquisition information, see Note 2 " Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g)  Illiquid security.

(h)  Par value represents Australian Dollar (reported in thousands).

(i)  Par value represents Brazilian Real (reported in thousands).

(j)  Par value represents Canadian Dollar (reported in thousands).

(k)  Par value represents Colombian Peso (reported in thousands).

(l)  Par value represents Egyptian Pound (reported in thousands).

(m)  Par value represents Indonesian Rupiah (reported in thousands).

(n)  Par value represents Norwegian Krone (reported in thousands).

(o)  Par value represents Russian Ruble (reported in thousands).

(p)  Security in default.

(q)  The rate shown is the discount rate.

(r)  Amount is less than $500 (not reported in 000s).

                         PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--96.0%
AEROSPACE & DEFENSE--6.0%
Aerovironment, Inc.(b)                                       20,300     $          649
Argon ST, Inc.(b)                                            17,600                413
Axsys Technologies, Inc.(b)                                  11,900                701
Orbital Sciences Corp.(b)                                    16,900                405
                                                                        --------------
                                                                                 2,168
                                                                        --------------
AIR FREIGHT & LOGISTICS--1.3%
HUB Group, Inc. Class A(b)                                   12,400                467
                                                                        --------------
AIRLINES--2.0%
Allegiant Travel Co.(b)                                      20,400                720
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Warnaco Group, Inc. (The)(b)                                 12,200                553
                                                                        --------------
APPLICATION SOFTWARE--8.1%
Advent Software, Inc.(b)                                     16,600                585
ANSYS, Inc.(b)                                               17,600                666
Blackboard, Inc.(b)                                           6,800                274
Concur Technologies, Inc.(b)                                 14,400                551
Nuance Communications, Inc.(b)                               32,300                394
Solera Holdings, Inc.(b)                                     15,900                457
                                                                        --------------
                                                                                 2,927
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.4%
Riskmetrics Group, Inc.(b)                                   25,100                491
                                                                        --------------
BIOTECHNOLOGY--2.1%
Martek Biosciences Corp.                                     10,200                320
United Therapeutics Corp.(b)                                  4,200                442
                                                                        --------------
                                                                                   762
                                                                        --------------
CASINOS & GAMING--2.8%
Penn National Gaming, Inc.(b)                                20,500                544
WMS Industries, Inc.(b)                                      15,300                468
                                                                        --------------
                                                                                 1,012
                                                                        --------------
COMMODITY CHEMICALS--1.7%
Calgon Carbon Corp.(b)                                       30,200                615
                                                                        --------------
COMPUTER & ELECTRONICS RETAIL--1.5%
GameStop Corp. Class A(b)                                    15,700                537
                                                                        --------------
DISTILLERS & VINTNERS--2.9%
Central European Distribution Corp.(b)                       23,500              1,067
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
EDUCATION SERVICES--5.4%
DeVry, Inc.                                                  12,600     $          624
ITT Educational Services, Inc.(b)                             7,400                599
Strayer Education, Inc.                                       3,600                721
                                                                        --------------
                                                                                 1,944
                                                                        --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
FLIR Systems, Inc.(b)                                        16,500                634
Itron, Inc.(b)                                                5,300                469
                                                                        --------------
                                                                                 1,103
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--2.8%
American Ecology Corp.                                       16,200                448
Clean Harbors, Inc.(b)                                        8,500                574
                                                                        --------------
                                                                                 1,022
                                                                        --------------
GENERAL MERCHANDISE STORES--1.9%
Fred's, Inc. Class A                                         48,000                683
                                                                        --------------
HEALTH CARE DISTRIBUTORS--1.3%
PharMerica Corp.(b)                                          21,800                490
                                                                        --------------
HEALTH CARE EQUIPMENT--14.8%
Edwards Lifesciences Corp.(b)                                 8,100                468
Integra LifeSciences Holdings(b)                              9,800                431
Kensey Nash Corp.(b)                                         14,300                450
Masimo Corp.(b)                                              14,800                551
Natus Medical, Inc.(b)                                       29,300                664
NuVasive, Inc.(b)                                            13,400                661
STERIS Corp.                                                 11,600                436
Wright Medical Group, Inc.(b)                                38,500              1,172
Zoll Medical Corp.(b)                                        16,900                553
                                                                        --------------
                                                                                 5,386
                                                                        --------------
HEALTH CARE SUPPLIES--2.2%
Immucor, Inc.(b)                                             25,400                812
                                                                        --------------
INTERNET SOFTWARE & SERVICES--3.7%
Ariba, Inc.(b)                                               18,800                266
Autobytel, Inc.(b)(d)                                         3,757                  4
Omniture, Inc.(b)                                            27,200                499
Vocus, Inc.(b)                                               16,800                570
                                                                        --------------
                                                                                 1,339
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--0.9%
KBW, Inc.(b)                                                 10,200                336
                                                                        --------------

                         PHOENIX SMALL-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
LIFE SCIENCES TOOLS & SERVICES--3.2%
Illumina, Inc.(b)                                            15,200     $          616
Techne Corp.(b)                                               7,700                555
                                                                        --------------
                                                                                 1,171
                                                                        --------------
MARINE--1.1%
Kirby Corp.(b)                                               10,200                387
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--1.0%
CARBO Ceramics, Inc.                                          7,200                372
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--5.3%
Arena Resources, Inc.(b)                                     15,900                618
Comstock Resources, Inc.(b)                                   9,400                470
Concho Resources, Inc.(b)                                    29,400                812
Concho Resources, Inc.(b)(d)                                  1,385                 36
                                                                        --------------
                                                                                 1,936
                                                                        --------------
PACKAGED FOODS & MEATS--1.5%
Diamond Foods, Inc.                                          19,500                547
                                                                        --------------
PERSONAL PRODUCTS--1.1%
Chattem, Inc.(b)                                              5,200                407
                                                                        --------------
REGIONAL BANKS--1.7%
PrivateBancorp, Inc.                                         14,400                600
                                                                        --------------
RESEARCH & CONSULTING SERVICES--5.7%
CoStar Group, Inc.(b)                                        14,600                663
FTI Consulting, Inc.(b)                                       6,100                441
Navigant Consulting, Inc.(b)                                 19,100                380
Resources Connection, Inc.(b)                                26,600                599
                                                                        --------------
                                                                                 2,083
                                                                        --------------
SECURITY & ALARM SERVICES--3.9%
Cornell Cos., Inc.(b)                                        21,900                595

                                                         SHARES              VALUE
                                                     --------------     --------------
SECURITY & ALARM SERVICES--(CONTINUED)
GEO Group, Inc. (The)(b)                                     39,900     $          807
                                                                        --------------
                                                                                 1,402
                                                                        --------------
SEMICONDUCTORS--1.2%
Microsemi Corp.(b)                                           17,000                433
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--3.0%
SBA Communications Corp. Class A(b)                          41,400              1,071
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
   (IDENTIFIED COST $34,341)                                                    34,843
                                                                        --------------
FOREIGN COMMON STOCKS(c)--1.4%
LIFE SCIENCES TOOLS & SERVICES--1.4%
Icon plc Sponsored ADR (Ireland)(b)                          13,400                513
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
   (IDENTIFIED COST $463)                                                          513
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--97.4%
   (IDENTIFIED COST $34,804)                                                    35,356
                                                                        --------------
SHORT-TERM INVESTMENTS--2.9%
MONEY MARKET MUTUAL FUNDS--2.9%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     1,040,376              1,040
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
   (IDENTIFIED COST $1,040)                                                      1,040
                                                                        --------------
TOTAL INVESTMENTS--100.3%
   (IDENTIFIED COST $35,844)                                                    36,396(a)
Other assets and liabilities, net--(0.3)%                                         (114)
                                                                        --------------
NET ASSETS--100.0%                                                      $       36,282
                                                                        ==============

ABBREVIATIONS:

ADR  American Depositary Receipt

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,042 and gross depreciation of $1,503 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $35,857.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments..

(d) Illiquid and restricted security. At September 30, 2008, this security amounted to a value of $36 or 0.1% of net assets. For acquisition information, see Note 2 " Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                       PHOENIX STRATEGIC ALLOCATION SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
AGENCY MORTGAGE-BACKED SECURITIES--8.1%
FHLMC
   R010-AB 5.500% due 12/15/19                       $          505     $          509
   6.000% due 2/1/38                                            686                696
FNMA
   4.500% due 6/1/19                                            403                396
   4.000% due 6/1/20                                            528                504
   5.000% due 6/1/20                                            455                453
   4.500% due 7/1/20                                          1,033              1,007
   4.500% due 7/1/20                                             50                 49
   6.500% due 10/1/31                                            28                 29
   6.000% due 9/1/32                                            182                185
   5.000% due 5/1/34                                            846                826
   5.500% due 5/1/34                                            461                460
   5.500% due 6/1/34                                          1,509              1,508
   04-W6, 1A4 5.500% due 7/25/34                                443                431
   5.000% due 6/1/35                                          4,060              3,962
   5.000% due 3/1/36                                            604                590
   5.500% due 4/1/37                                            272                272
   5.500% due 4/1/37                                            524                523
   6.000% due 9/1/37                                            870                882
   6.000% due 9/1/37                                            484                491
   6.000% due 2/1/38                                            696                706
   6.000% due 2/1/38                                            453                459
   5.500% due 4/1/38                                            739                737
GNMA
   6.500% due 11/15/23                                           74                 76
   6.500% due 12/15/23                                           14                 14
   6.500% due 2/15/24                                           127                131
   6.500% due 6/15/28                                           152                157
   6.500% due 7/15/31                                           103                106
   6.500% due 11/15/31                                          104                107
   6.500% due 2/15/32                                            86                 88
   6.500% due 4/15/32                                            89                 91
                                                                        --------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,622)                                                       16,445
                                                                        --------------
MUNICIPAL BONDS--3.0%
ARIZONA--0.3%
Salt River Project Agricultural Improvement &
   Power District
   5.000% due 1/1/38                                            635                597
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CALIFORNIA--1.2%
Alameda Corridor Transportation Authority Taxable
   Series C (MBIA Insured)
   6.600% due 10/1/29                                $        1,000     $        1,004
Kern County Pension Obligation Taxable (MBIA
   Insured)
   7.260% due 8/15/14                                           420                453
Sonoma County Pension Obligation Taxable (FSA
   Insured)
   6.625% due 6/1/13                                            940                969
                                                                        --------------
                                                                                 2,426
                                                                        --------------
DELAWARE--0.2%
Delaware Transportation Authority Motor Fuel Tax
   Series A (MBIA Insured)
   5.000% due 7/1/19                                            375                385
                                                                        --------------
FLORIDA--0.1%
Miami-Dade County Educational Facilities
   Authority Taxable Series C
   5.480% due 4/1/16                                            200                195
                                                                        --------------
MINNESOTA--0.5%
State of Minnesota
   5.000% due 8/1/19                                            900                936
                                                                        --------------
PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation Taxable
   Series C (FGIC Insured)
   6.500% due 3/1/17                                          1,250              1,252
                                                                        --------------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Taxable Series
   A-1
   6.706% due 6/1/46                                            225                174
                                                                        --------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5,946)                                                         5,965
ASSET-BACKED SECURITIES--2.8%
Bayview Financial Acquisition Trust 06-A, 1A2
   5.483% due 2/28/41 (c)                                       325                289
Capital One Auto Finance Trust 07-B, A3A
   5.030% due 4/15/12                                           909                877
Carmax Auto Owner Trust 07-2, A3
   5.230% due 12/15/11                                        1,550              1,553

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
Carmax Auto Owner Trust 05-2, A4
   4.340% due 9/15/10                                $          900     $          898
Dunkin Securitization 144A 06-1, M1
   8.285% due 6/20/31(b)                                        305                229
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622% due 11/25/35(c)                                       219                201
JPMorgan Mortgage Acquisition Corp.
   06-CW2, AF3 5.777% due 8/25/36(c)                            470                413
   06-CW2, AF4 6.080% due 8/25/36(c)                            530                439
Residential Funding Mortgage Securities II, Inc.
   06-HSA1, A3
   5.230% due 2/25/36(c)                                      1,000                200
Wachovia Auto Loan Owner Trust 144A 06-2A, A3
   5.230% due 8/22/11(b)                                        466                467
                                                                        --------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,681)                                                         5,566
                                                                        --------------
DOMESTIC CORPORATE BONDS--11.0%
AEROSPACE & DEFENSE--0.6%
L-3 Communications Corp.
   7.625% due 6/15/12                                           250                247
Rockwell Collins, Inc.
   4.750% due 12/1/13                                         1,000                951
                                                                        --------------
                                                                                 1,198
                                                                        --------------
AIRLINES--0.5%
American Airlines, Inc. 01-1
   6.977% due 5/23/21                                           559                369
Continental Airlines, Inc. 98-1A
   6.648% due 9/15/17                                           374                318
JetBlue Airways Corp. 04-2
   5.904% due 11/15/18(c)                                       204                198
United Airlines, Inc. 01-1
   6.071% due 3/1/13                                            117                114
                                                                        --------------
                                                                                   999
                                                                        --------------
APPLICATION SOFTWARE--0.0%
Intuit, Inc.
   5.750% due 3/15/17                                            71                 63
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Bank of New York Mellon Corp. (The)
   4.950% due 11/1/12                                           180                171
BlackRock, Inc.
   6.250% due 9/15/17                                           300                288

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
Janus Capital Group, Inc.
   6.250% due 6/15/12                                $          150     $          142
                                                                        --------------
                                                                                   601
                                                                        --------------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance N. A. LLC
   6.500% due 11/15/13                                          130                127
                                                                        --------------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.
   7.000% due 4/15/14                                           245                214
                                                                        --------------
BROADCASTING--0.1%
Time Warner Cable, Inc.
   5.850% due 5/1/17                                            130                115
                                                                        --------------
BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                           165                139
Owens Corning, Inc.
   6.500% due 12/1/16                                            60                 53
                                                                        --------------
                                                                                   192
                                                                        --------------
CASINOS & GAMING--0.1%
MGM MIRAGE
   8.500% due 9/15/10                                            25                 23
Seneca Gaming Corp. Series B
   7.250% due 5/1/12                                            225                197
                                                                        --------------
                                                                                   220
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp.
   7.375% due 1/15/14                                           110                101
                                                                        --------------
CONSTRUCTION MATERIALS--0.2%
CRH America, Inc.
   8.125% due 7/15/18                                           150                147
Vulcan Materials Co.
   5.600% due 11/30/12                                          190                186
                                                                        --------------
                                                                                   333
                                                                        --------------
CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A
   6.750% due 7/15/13(b)                                        140                142
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
CONSUMER FINANCE--1.3%
American Express Credit Corp.
   7.300% due 8/20/13                                $          200     $          193
American Honda Finance Corp. 144A
   6.700% due 10/1/13(b)                                        200                199
Ford Motor Credit Co. LLC
   8.625% due 11/1/10                                           180                128
   9.875% due 8/10/11                                           238                164
   7.241% due 4/15/12(c)                                         50                 45
   7.800% due 6/1/12                                            200                124
GMAC LLC
   6.875% due 9/15/11                                            38                 17
   6.875% due 8/28/12                                           500                199
   6.750% due 12/1/14                                            80                 31
SLM Corp.
   6.300% due 2/1/10(c)                                       1,950              1,614
                                                                        --------------
                                                                                 2,714
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.1%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                            250                214
                                                                        --------------
DIVERSIFIED BANKS--0.1%
Wachovia Corp.
   4.875% due 2/15/14                                           355                218
                                                                        --------------
ELECTRIC UTILITIES--0.3%
Allegheny Energy Supply 144A
   8.250% due 4/15/12(b)                                        110                111
Dominion Resources, Inc. Series D
   5.000% due 3/15/13                                           175                169
Great River Energy 144A
   5.829% due 7/1/17(b)                                         131                124
Midwest Generation LLC Series B
   8.560% due 1/2/16                                             92                 95
Northeast Utilities
   5.650% due 6/1/13                                            200                195
                                                                        --------------
                                                                                   694
                                                                        --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Mettler-Toledo International, Inc.
   4.850% due 11/15/10                                        1,000              1,015
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Jabil Circuit, Inc.
   8.250% due 3/15/18                                           170                160

                                                        PAR VALUE            VALUE
                                                     --------------     --------------

ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
Tyco Electronic Group SA
   6.000% due 10/1/12                                $          100     $           98
                                                                        --------------
                                                                                   258
                                                                        --------------
FOOD RETAIL--0.1%
Kroger Co. (The)
   6.800% due 12/15/18                                          130                125
   6.150% due 1/15/20                                           160                147
                                                                        --------------
                                                                                   272
                                                                        --------------
GAS UTILITIES--0.2%
AmeriGas Partners LP
   7.250% due 5/20/15                                           500                458
                                                                        --------------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                            280                272
                                                                        --------------
HOME FURNISHINGS--0.1%
Mohawk Industries, Inc.
   6.125% due 1/15/16                                           275                248
                                                                        --------------
HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd.
   7.250% due 6/15/16                                           285                238
                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
   7.750% due 10/15/15                                          250                228
                                                                        --------------
INDUSTRIAL MACHINERY--1.0%
ITW Cupids Financing Trust I 144A
   6.550% due 12/31/11(b)                                     2,000              1,976
                                                                        --------------
INDUSTRIAL REITS--0.1%
ProLogis
   6.625% due 5/15/18                                           120                103
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Citizens Communications Co.
   6.250% due 1/15/13                                           190                179
Qwest Corp.
   7.875% due 9/1/11                                            125                120
   6.500% due 6/1/17                                            143                114
                                                                        --------------
                                                                                   413
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
INVESTMENT BANKING & BROKERAGE--0.5%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                 $          250     $          241
Goldman Sachs Group, Inc. (The)
   5.950% due 1/18/18                                           165                136
   6.150% due 4/1/18                                            175                146
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12(d)                                        300                 39
   5.625% due 1/24/13(d)                                        110                 14
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                           270                187
Morgan Stanley 144A (Brazil)
   10.090% due 5/3/17(b)                                        600(i)             183
                                                                        --------------
                                                                                   946
                                                                        --------------
LEISURE PRODUCTS--0.2%
Brunswick Corp.
   9.750% due 8/15/13                                           145                148
Hasbro, Inc.
   6.300% due 9/15/17                                           200                193
                                                                        --------------
                                                                                   341
                                                                        --------------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
   6.875% due 5/1/12                                            200                198
                                                                        --------------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625% due 2/15/14                                           250                233
                                                                        --------------
OFFICE ELECTRONICS--0.2%
Xerox Corp.
   6.750% due 2/1/17                                            325                307
                                                                        --------------
OFFICE REITS--0.1%
HRPT Properties Trust
   5.750% due 11/1/15                                           275                235
                                                                        --------------
OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc.
   4.750% due 5/15/18                                           375                342
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. 144A
   9.500% due 1/15/16(b)                                         50                 47
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Chesapeake Energy Corp.
   6.875% due 11/15/20                               $          175     $          150
Petropower I Funding Trust 144A
   7.360% due 2/15/14(b)                                        353                335
Plains Exploration & Production Co.
   7.750% due 6/15/15                                           125                116
Swift Energy Co.
   7.125% due 6/1/17                                            175                150
                                                                        --------------
                                                                                   751
                                                                        --------------
OIL & GAS REFINING & MARKETING--0.1%
Tesoro Corp.
   6.500% due 6/1/17                                            255                205
                                                                        --------------
OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP
   6.050% due 1/15/18                                            50                 48
Kinder Morgan Management Co.
   5.700% due 1/5/16                                            725                627
NGPL PipeCo. LLC 144A
   6.514% due 12/15/12(b)                                       250                250
TEPPCO Partners LP
   7.625% due 2/15/12                                           130                137
                                                                        --------------
                                                                                 1,062
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bank of America Corp.
   5.650% due 5/1/18                                            400                337
Citigroup, Inc.
   5.500% due 4/11/13                                            45                 39
   6.500% due 8/19/13                                           250                222
General Electric Capital Corp.
   5.375% due 10/20/16                                          700                618
JPMorgan Chase & Co.
   5.250% due 5/1/15                                            250                230
   Series 1 7.900% due 12/31/49(c)                               89                 75
                                                                        --------------
                                                                                 1,521
                                                                        --------------
PAPER PRODUCTS--0.0%
Verso Paper Holdings LLC and Verso Paper, Inc.
   Series B
   6.551% due 8/1/14(c)                                          93                 77
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
REGIONAL BANKS--0.5%
National City Bank
   3.889% due 6/29/09(c)                             $          250     $          197
SunTrust Banks, Inc.
   5.250% due 11/5/12                                           150                135
Zions Bancorp.
   5.650% due 5/15/14                                         1,000                722
                                                                        --------------
                                                                                 1,054
                                                                        --------------
RESEARCH & CONSULTING SERVICES--0.1%
Equifax, Inc.
   6.300% due 7/1/17                                            240                223
                                                                        --------------
SPECIALIZED FINANCE--0.1%
Caterpillar Financial Services Corp.
   6.200% due 9/30/13                                           200                200
                                                                        --------------
SPECIALIZED REITS--0.1%
Host Hotels & Resorts LP
   6.875% due 11/1/14                                           200                174
Realty Income Corp.
   6.750% due 8/15/19                                           110                 99
                                                                        --------------
                                                                                   273
                                                                        --------------
TOBACCO--0.3%
Reynolds American, Inc.
   7.300% due 7/15/15                                           600                601
                                                                        --------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $25,515)                                                       22,242
                                                                        --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--10.3%
Banc of America Funding Corp. 05-8, 1A1
   5.500% due 1/25/36                                           540                485
Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1
   5.446% due 2/25/36(c)                                        577                486
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.902% due 9/11/38(c)                            720                654
   07-PW18, AM 6.084% due 6/11/50(c)                            550                432
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000% due 8/25/35                                           473                422
Citigroup/Deutsche Bank Commercial Mortgage Trust
   06-CD2, A4
   5.545% due 1/15/46(c)                                      1,190              1,055

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
Countrywide Home Loan Mortgage Pass-Through Trust
   04-13, 1A1
   5.500% due 8/25/34                                $          635     $          635
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1
   6.000% due 1/25/36                                           863                528
Credit Suisse Mortgage Capital Certificates
   06-C1, A4
   5.609% due 2/15/39(c)                                      1,710              1,534
Crown Castle Towers LLC 144A 05-1A, AFX
   4.643% due 6/15/35(b)                                        800                793
First Horizon Asset Securities, Inc. 05-AR1, 2A1
   4.998% due 4/25/35(c)                                        649                566
GS Mortgage Securities Corp. II
   05-GG4, AJ 4.782% due 7/10/39                                800                629
   07-GG10, A4 5.993% due 8/10/45(c)                            460                393
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
   6.331% due 9/25/36(c)                                        571                383
JPMorgan Chase Commercial Mortgage Securities
   Corp. 01-CIBC, A3
   6.260% due 3/15/33                                         1,084              1,083
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                           595                552
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C6, A4 5.372% due 9/15/39                                 325                284
   07-C2, A2 5.303% due 2/15/40                               1,230              1,145
   07-C6, A2 5.845% due 7/15/40                                 500                470
   07-C7, A3 5.866% due 9/15/45(c)                              700                600
MASTR Resecuritization Trust 144A 05-1
   5.000% due 10/30/34(b)                                       282                155
Merrill Lynch Mortgage Trust 06-C1, AM
   5.841% due 5/12/39(c)                                        700                578
Morgan Stanley Capital I 06-T23, A4
   5.984% due 8/12/41(c)                                        790                715
Residential Accredit Loans, Inc. 06-QA1, A21
   5.957% due 1/25/36(c)                                      1,159                852
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A
   4.839% due 3/25/35(c)                                        681                598
SBA Commercial Mortgage Backed Securities Trust
   144A 06-1A, A
   5.314% due 11/15/36(b)                                       500                486

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
Timberstar Trust 144A 06-1A, A
   5.668% due 10/15/36(b)                            $          675     $          624
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 4.109% due 12/25/34(c)                            471                435
   05-AR4, 2A1 4.537% due 4/25/35(c)                          1,201              1,041
   05-AR4, 2A2 4.537% due 4/25/35(c)                            180                156
   05-AR16, 6A3 5.001% due 10/25/35(c)                          507                452
   05-14, 2A1 5.500% due 12/25/35                             1,283              1,151
   07-AR3, A4 6.058% due 4/25/37(c)                             527                403
                                                                        --------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,902)                                                       20,775
                                                                        --------------
FOREIGN GOVERNMENT SECURITIES--0.7%
AUSTRALIA--0.1%
Commonwealth of Australia Series 909
   7.500% due 9/15/09                                           165(j)             133
                                                                        --------------
BRAZIL--0.1%
Federative Republic of Brazil
   11.000% due 8/17/40                                          165                207
                                                                        --------------
PHILIPPINES--0.1%
Republic of Philippines
   10.625% due 3/16/25                                           70                 93
   7.750% due 1/14/31                                           120                127
                                                                        --------------
                                                                                   220
                                                                        --------------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and Tobago RegS
   9.875% due 10/1/09(f)                                        115                120
                                                                        --------------
TURKEY--0.1%
Republic of Turkey
   7.000% due 6/5/20                                            190                179
                                                                        --------------
UKRAINE--0.1%
Republic of Ukraine 144A
   6.580% due 11/21/16(b)                                       275                214
                                                                        --------------
VENEZUELA--0.1%
Republic of Venezuela
   5.750% due 2/26/16                                           150                 98

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
VENEZUELA--(CONTINUED)
   9.250% due 9/15/27                                $          275     $          206
                                                                        --------------
                                                                                   304
                                                                        --------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,485)                                                         1,377
                                                                        --------------
FOREIGN CORPORATE BONDS(E)--4.4%
ARUBA--0.1%
UFJ Finance AEC
   6.750% due 7/15/13                                           275                288
                                                                        --------------
AUSTRALIA--0.8%
National Capital Trust II 144A
   5.486% due 12/29/49(b)(c)                                    950                776
United Energy Distribution Holdings Property Ltd.
   144A
   5.450% due 4/15/16(b)                                        500                517
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A
   5.125% due 11/15/14(b)                                       355                316
                                                                        --------------
                                                                                 1,609
                                                                        --------------
BRAZIL--0.1%
Usiminas Commercial Ltd. 144A
   7.250% due 1/18/18(b)                                        140                136
                                                                        --------------
CANADA--0.4%
Agrium, Inc.
   6.750% due 1/15/19                                           180                176
Catalyst Paper Corp.
   7.375% due 3/1/14                                            180                123
Videotron / Quebecor Media, Inc.
   6.375% due 12/15/15                                          175                155
Xstrata Canada Corp.
   5.500% due 6/15/17                                           260                239
                                                                        --------------
                                                                                   693
                                                                        --------------
CHILE--0.2%
Banco Santander Chile 144A
   5.375% due 12/9/14(b)                                        300                289
                                                                        --------------
FRANCE--0.1%
Compagnie Generale de Geophysique-Veritas
   7.750% due 5/15/17                                           170                162
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
GERMANY--0.0%
Deutsche Bank AG
   4.875% due 5/20/13                                $           80     $           76
                                                                        --------------
ISRAEL--0.1%
Israel Electric Corp. Ltd. 144A
   7.250% due 1/15/19(b)                                        200                200
                                                                        --------------
KAZAKHSTAN--0.1%
Kazkommerts International BV 144A
   7.000% due 11/3/09(b)                                        175                143
KazMunaiGaz Finance Sub BV 144A
   9.125% due 7/2/18(b)                                         160                136
                                                                        --------------
                                                                                   279
                                                                        --------------
LUXEMBOURG--0.1%
ArcelorMittal 144A
   6.125% due 6/1/18(b)                                         180                157
OJSC Vimpel Communications (VIP Finance Ireland
   Ltd.) 144A
   9.125% due 4/30/18(b)                                        125                 97
                                                                        --------------
                                                                                   254
                                                                        --------------
PHILIPPINES--0.1%
National Power Corp.
   9.625% due 5/15/28                                           230                258
                                                                        --------------
RUSSIA--0.4%
Evraz Group SA 144A
   9.500% due 4/24/18(b)                                        100                 73
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16(b)                                       230                182
   6.510% due 3/7/22(b)                                         125                 90
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14(b)                                         310                253
TNK-BP Finance SA RegS
   6.125% due 3/20/12(f)                                        300                237
                                                                        --------------
                                                                                   835
                                                                        --------------
SINGAPORE--0.2%
DBS Bank Ltd. 144A
   5.000% due 11/15/19(b)(c)                                    525                459
                                                                        --------------
SOUTH KOREA--0.2%
Export-Import Bank of Korea
   5.500% due 10/17/12                                          250                237

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
SOUTH KOREA--(CONTINUED)
Korea Development Bank
   5.300% due 1/17/13                                $          137     $          136
                                                                        --------------
                                                                                   373
                                                                        --------------
TURKEY--0.2%
Bosphorus Financial Services Ltd. 144A
   4.604% due 2/15/12(b)(c)                                     350                338
                                                                        --------------
UNITED ARAB EMIRATES--0.2%
Abu Dhabi National Energy Co. 144A
   5.620% due 10/25/12(b)                                       180                178
   5.875% due 10/27/16(b)                                       305                279
                                                                        --------------
                                                                                   457
                                                                        --------------
UNITED KINGDOM--0.6%
HBOS plc 144A
   5.375% due 11/29/49(b)(c)                                  1,000                619
Petroplus Finance Ltd. 144A
   6.750% due 5/1/14(b)                                         150                128
Tate & Lyle International Finance plc 144A
   6.625% due 6/15/16(b)                                        275                259
Vodafone Group plc
   5.000% due 9/15/15                                           150                132
   6.150% due 2/27/37                                           145                116
                                                                        --------------
                                                                                 1,254
                                                                        --------------
UNITED STATES--0.4%
Credit Suisse New York
   5.000% due 5/15/13                                           260                241
CRH America, Inc.
   6.000% due 9/30/16                                           255                220
GTL Trade Finance, Inc. 144A
   7.250% due 10/20/17(b)                                       143                137
Nova Chemicals Corp.
   5.953% due 11/15/13(c)                                       195                163
                                                                        --------------
                                                                                   761
VENEZUELA--0.1%
Petroleos de Venezuela S.A. RegS
   5.250% due 4/12/17(f)                                        375                204
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,342)                                                        8,925
                                                                        --------------
DOMESTIC LOAN AGREEMENTS(C)--1.7%
ADVERTISING--0.0%
Lamar Media Corp. Tranche F
   4.000% due 3/31/14                                $           40     $           38
                                                                        --------------
AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co. Tranche B
   5.470% due 12/16/13                                          296                198
                                                                        --------------
BROADCASTING--0.1%
Charter Communications Operating LLC Tranche
   4.735% due 11/30/14                                          273                218
                                                                        --------------
COMMUNICATIONS EQUIPMENT--0.1%
CommScope, Inc. Tranche B
   5.132% due 12/27/14                                          259                243
                                                                        --------------
CONSUMER FINANCE--0.1%
Hertz Corp.
   Tranche B 4.215% due 12/21/12                                252                225
   Letter of Credit 4.551% due 12/21/12                          45                 40
                                                                        --------------
                                                                                   265
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
First Data Corp. Tranche B3
   5.551% due 9/24/14                                           396                340
                                                                        --------------
ELECTRIC UTILITIES--0.0%
Texas Competitive Electric Holdings Co. LLC
   Tranche B2
   6.145% due 10/10/14                                           72                 61
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
   Letter of Credit A 4.098% due 3/28/14                        129                126
   Tranche B 4.265% due 3/28/14                                 183                178
                                                                        --------------
                                                                                   304
                                                                        --------------
HEALTH CARE FACILITIES--0.2%
HCA, Inc.
   Tranche A 4.801% due 11/18/12                                117                104
   Tranche B 5.051% due 11/18/13                                179                160

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
HEALTH CARE FACILITIES--(CONTINUED)
Health Management Associates, Inc. Tranche B
   4.551% due 2/28/14                                $           38     $           32
                                                                        --------------
                                                                                   296
                                                                        --------------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B
   4.635% due 2/6/14                                            186                151
                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
NRG Energy, Inc.
   Letter of Credit 4.301% due 2/1/13                            53                 46
   Tranche B 4.301% due 2/1/13                                  107                 94
                                                                        --------------
                                                                                   140
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
Level 3 Communications, Inc. Tranche B
   4.876% due 3/13/14                                            18                 15
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.0%
Helix Energy Solutions Group, Inc. Tranche
   4.626% due 7/1/13                                             66                 61
                                                                        --------------
PACKAGED FOODS & MEATS--0.0%
Wrigley (WM) Jr. Co. Tranche B
   6.634% due 9/30/14                                            30                 29
                                                                        --------------
PAPER PRODUCTS--0.1%
Georgia-Pacific Corp. Tranche B1
   4.465% due 12/20/12                                          285                250
                                                                        --------------
PUBLISHING--0.1%
Idearc, Inc. Tranche B
   4.635% due 11/17/14                                          297                178
                                                                        --------------
SPECIALIZED FINANCE--0.1%
Sungard Data Systems, Inc. Tranche B
   4.508% due 2/28/14                                           297                260
                                                                        --------------
SPECIALTY CHEMICALS--0.1%
Compass Minerals Group, Inc. Tranche B
   4.750% due 12/22/12                                          169                162
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
ALLTEL Communications, Inc. Tranche B3
   4.958% due 5/15/15                                           158                155

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B
   4.906% due 2/20/14                                $          149     $          134
                                                                        --------------
                                                                                   289
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $4,077)                                                         3,498

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--55.0%
ADVERTISING--0.2%
Omnicom Group, Inc.                                           7,900                305
                                                                        --------------
AEROSPACE & DEFENSE--2.1%
Boeing Co. (The)                                             15,900                912
General Dynamics Corp.                                        4,200                309
Honeywell International, Inc.                                14,800                615
Northrop Grumman Corp.                                        6,900                418
Raytheon Co.                                                  7,600                407
United Technologies Corp.                                    27,000              1,621
                                                                        --------------
                                                                                 4,282
                                                                        --------------
AGRICULTURAL PRODUCTS--0.1%
Darling International, Inc.(g)                               12,000                133
                                                                        --------------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                               1,900                 75
Gap, Inc. (The)                                              22,800                406
TJX Cos., Inc. (The)                                          6,200                189
                                                                        --------------
                                                                                   670
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Coach, Inc.(g)                                                6,200                155
Quiksilver, Inc.(g)                                          44,700                257
VF Corp.                                                      4,000                309
                                                                        --------------
                                                                                   721
                                                                        --------------
APPLICATION SOFTWARE--0.2%
Adobe Systems, Inc.(g)                                       10,700                422
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--2.3%
Ameriprise Financial, Inc.                                   16,900                646
Ares Capital Corp.                                            9,600                100
Bank of New York Mellon Corp. (The)                          46,457              1,513
Federated Investors, Inc. Class B                             7,300                211
Northern Trust Corp.                                         14,700              1,061

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
SEI Investments Co.                                          11,200     $          249
State Street Corp.                                           16,700                950
                                                                        --------------
                                                                                 4,730
                                                                        --------------
BIOTECHNOLOGY--0.8%
Amgen, Inc.(g)                                               18,600              1,102
Cephalon, Inc.(g)                                             7,400                574
                                                                        --------------
                                                                                 1,676
                                                                        --------------
BROADCASTING--0.2%
CBS Corp. Class B                                            31,310                456
                                                                        --------------
COAL & CONSUMABLE FUELS--0.0%
Massey Energy Co.                                             2,100                 75
                                                                        --------------
COMMERCIAL PRINTING--0.2%
Donnelley (R.R.) & Sons Co.                                  16,400                402
                                                                        --------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc.(g)                                       80,000              1,805
Corning, Inc.                                                 9,300                145
Emulex Corp.(g)                                              16,200                173
JDS Uniphase Corp.(g)                                        14,100                119
Juniper Networks, Inc.(g)                                     8,200                173
                                                                        --------------
                                                                                 2,415
                                                                        --------------
COMPUTER & ELECTRONICS RETAIL--0.4%
Best Buy Co., Inc.                                           10,800                405
RadioShack Corp.                                             19,600                339
                                                                        --------------
                                                                                   744
                                                                        --------------
COMPUTER HARDWARE--3.1%
Hewlett-Packard Co.                                          61,150              2,827
International Business Machines Corp.                        28,400              3,322
                                                                        --------------
                                                                                 6,149
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.2%
NetApp, Inc.(g)                                              12,600                230
QLogic Corp.(g)                                               9,000                138
                                                                        --------------
                                                                                   368
                                                                        --------------
CONSTRUCTION & ENGINEERING--0.3%
Foster Wheeler Ltd.(g)                                       13,700                495
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
AGCO Corp.(g)                                                 6,200                264
Caterpillar, Inc.                                             8,000                477

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--(CONTINUED)
Cummins, Inc.                                                 2,500     $          109
                                                                        --------------
                                                                                   850
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Automatic Data Processing, Inc.                              16,000                684
Western Union Co. (The)                                      13,500                333
                                                                        --------------
                                                                                 1,017
                                                                        --------------
DEPARTMENT STORES--0.2%
Macy's, Inc.                                                 21,200                381
                                                                        --------------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                    3,000                215
                                                                        --------------
DIVERSIFIED BANKS--0.2%
Wells Fargo & Co.                                             7,800                293
                                                                        --------------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(g)                                 2,000                119
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Acuity Brands, Inc.                                           3,800                159
Emerson Electric Co.                                         24,600              1,003
                                                                        --------------
                                                                                 1,162
                                                                        --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc.(g)                                10,600                314
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronics Ltd.                                         6,700                185
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Waste Management, Inc.                                       11,800                372
                                                                        --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Terra Industries, Inc.                                        4,900                144
                                                                        --------------
FOOD DISTRIBUTORS--0.7%
SYSCO Corp.                                                  45,700              1,409
                                                                        --------------
FOOD RETAIL--0.6%
Casey's General Stores, Inc.                                  3,700                112
Kroger Co. (The)                                             39,600              1,088
                                                                        --------------
                                                                                 1,200
                                                                        --------------
FOOTWEAR--0.4%
NIKE, Inc. Class B                                           13,000                870
                                                                        --------------

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
GENERAL MERCHANDISE STORES--0.2%
Big Lots, Inc.(g)                                             9,600     $          267
Dollar Tree, Inc.(g)                                          4,700                171
                                                                        --------------
                                                                                   438
                                                                        --------------
HEALTH CARE DISTRIBUTORS--0.6%
Cardinal Health, Inc.                                        25,400              1,252
                                                                        --------------
HEALTH CARE EQUIPMENT--0.2%
Boston Scientific Corp.(g)                                   29,000                356
                                                                        --------------
HEALTH CARE FACILITIES--0.0%
Healthsouth Corp.(g)                                          4,200                 77
                                                                        --------------
HOUSEHOLD APPLIANCES--0.1%
Stanley Works (The)                                           4,900                204
                                                                        --------------
HOUSEHOLD PRODUCTS--1.1%
Kimberly-Clark Corp.                                          6,200                402
Procter & Gamble Co. (The)                                   27,100              1,889
                                                                        --------------
                                                                                 2,291
                                                                        --------------
HYPERMARKETS & SUPER CENTERS--0.8%
BJ's Wholesale Club, Inc.(g)                                 11,200                435
Wal-Mart Stores, Inc.                                        18,700              1,120
                                                                        --------------
                                                                                 1,555
                                                                        --------------
INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd.                                      24,900                872
                                                                        --------------
INDUSTRIAL MACHINERY--0.8%
Dover Corp.                                                   6,200                251
Eaton Corp.                                                  11,500                646
Gardner Denver, Inc.(g)                                       4,500                156
Illinois Tool Works, Inc.                                     4,200                187
Parker Hannifin Corp.                                         6,650                353
                                                                        --------------
                                                                                 1,593
                                                                        --------------
INSURANCE BROKERS--0.2%
AON Corp.                                                    10,200                459
                                                                        --------------
INTEGRATED OIL & GAS--6.7%
Chevron Corp.                                                30,000              2,474
ConocoPhillips                                               34,600              2,534
Exxon Mobil Corp.                                            69,300              5,382
Occidental Petroleum Corp.                                   43,500              3,065
                                                                        --------------
                                                                                13,455
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.5%
AT&T, Inc.                                                  101,657     $        2,838
Embarq Corp.                                                  5,900                239
Verizon Communications, Inc.                                 33,300              1,069
Windstream Corp.                                             83,600                915
                                                                        --------------
                                                                                 5,061
                                                                        --------------
INTERNET RETAIL--0.1%
Expedia, Inc.(g)                                             10,800                163
                                                                        --------------
INTERNET SOFTWARE & SERVICES--0.6%
eBay, Inc.(g)                                                31,800                711
Google, Inc. Class A(g)                                       1,400                561
                                                                        --------------
                                                                                 1,272
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--0.2%
GFI Group, Inc.                                              21,800                102
MF Global Ltd.(g)                                            24,400                106
TD Ameritrade Holding Corp.(g)                               14,800                240
                                                                        --------------
                                                                                   448
                                                                        --------------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                                  7,500                260
                                                                        --------------
LIFE & HEALTH INSURANCE--2.5%
AFLAC, Inc.                                                  10,600                623
Lincoln National Corp.                                       13,400                574
MetLife, Inc.                                                29,700              1,663
Principal Financial Group, Inc.                              14,000                609
Prudential Financial, Inc.                                   13,900              1,001
StanCorp Financial Group, Inc.                                7,700                400
Unum Group                                                   10,200                256
                                                                        --------------
                                                                                 5,126
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Invitrogen Corp.(g)                                           7,200                272
Thermo Fisher Scientific, Inc.(g)                            14,900                820
                                                                        --------------
                                                                                 1,092
                                                                        --------------
MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                                  16,200                585
CIGNA Corp.                                                  10,600                360
UnitedHealth Group, Inc.                                     14,250                362
WellPoint, Inc.(g)                                           10,600                496
                                                                        --------------
                                                                                 1,803
                                                                        --------------

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
METAL & GLASS CONTAINERS--0.1%
Owens-Illinois, Inc.(g)                                       8,800     $          259
                                                                        --------------
MORTGAGE REITS--0.4%
Annaly Capital Management, Inc.                              61,300                824
                                                                        --------------
MOVIES & ENTERTAINMENT--1.8%
Time Warner, Inc.                                            67,300                882
Viacom, Inc. Class B(g)                                      30,500                758
Walt Disney Co. (The)                                        64,200              1,970
                                                                        --------------
                                                                                 3,610
                                                                        --------------
MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)                 6,600                271
                                                                        --------------
MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.                        23,800                780
                                                                        --------------
OFFICE REITS--0.4%
Brandywine Realty Trust                                      17,700                284
Lexington Realty Trust                                       23,950                412
                                                                        --------------
                                                                                   696
                                                                        --------------
OIL & GAS DRILLING--0.5%
ENSCO International, Inc.                                     4,900                282
Transocean, Inc.(g)                                           6,600                725
                                                                        --------------
                                                                                 1,007
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.3%
Dresser-Rand Group, Inc.(g)                                   9,100                286
Tidewater, Inc.                                               4,200                233
                                                                        --------------
                                                                                   519
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Devon Energy Corp.                                            7,000                638
Noble Energy, Inc.                                            3,900                217
Stone Energy Corp.(g)                                         3,800                161
W&T Offshore, Inc.                                            9,600                262
                                                                        --------------
                                                                                 1,278
                                                                        --------------
OIL & GAS STORAGE & TRANSPORTATION--0.2%
Williams Cos., Inc. (The)                                    15,300                362
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.4%
Bank of America Corp.                                        37,100              1,299
Citigroup, Inc.                                              60,500              1,241
JPMorgan Chase & Co.                                         49,300              2,302
                                                                        --------------
                                                                                 4,842
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
PACKAGED FOODS & MEATS--0.1%
Ralcorp Holdings, Inc.(g)                                     2,500     $          168
                                                                        --------------
PHARMACEUTICALS--3.9%
Abbott Laboratories                                           3,900                224
Bristol-Myers Squibb Co.                                     41,200                859
Endo Pharmaceuticals Holdings, Inc.(g)                        7,100                142
Forest Laboratories, Inc.(g)                                 11,500                325
Johnson & Johnson                                            25,500              1,767
Medicis Pharmaceutical Corp. Class A                         10,100                151
Merck & Co., Inc.                                            46,300              1,461
Pfizer, Inc.                                                154,600              2,851
Schering-Plough Corp.                                         8,300                153
                                                                        --------------
                                                                                 7,933
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--1.1%
Chubb Corp. (The)                                            12,000                659
Cincinnati Financial Corp.                                   12,200                347
Travelers Cos., Inc. (The)                                   24,400              1,103
                                                                        --------------
                                                                                 2,109
                                                                        --------------
REGIONAL BANKS--0.2%
Bank of Hawaii Corp.                                          3,800                203
KeyCorp                                                      10,900                130
                                                                        --------------
                                                                                   333
                                                                        --------------
RESTAURANTS--1.0%
McDonald's Corp.                                             31,900              1,968
                                                                        --------------
SEMICONDUCTOR EQUIPMENT--0.0%
Amkor Technology, Inc.(g)                                    13,600                 87
                                                                        --------------
SEMICONDUCTORS--1.2%
Intel Corp.                                                  72,700              1,362
LSI Corp.(g)                                                103,500                555
Texas Instruments, Inc.                                      26,100                561
                                                                        --------------
                                                                                 2,478
                                                                        --------------
SOFT DRINKS--0.8%
Coca-Cola Co. (The)                                          11,500                608
Coca-Cola Enterprises, Inc.                                  33,500                562
Pepsi Bottling Group, Inc. (The)                              8,700                254
PepsiAmericas, Inc.                                          11,800                244
                                                                        --------------
                                                                                 1,668
                                                                        --------------
SPECIALIZED CONSUMER SERVICES--0.2%
Block (H&R), Inc.                                            14,800                337
                                                                        --------------

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
SPECIALIZED FINANCE--0.1%
NYSE Euronext                                                 7,400     $          290
                                                                        --------------
SPECIALIZED REITS--0.2%
Host Hotels & Resorts, Inc.                                  35,600                473
                                                                        --------------
SPECIALTY CHEMICALS--0.2%
Chemtura Corp.                                               30,000                137
Lubrizol Corp. (The)                                          6,700                289
                                                                        --------------
                                                                                   426
                                                                        --------------
SPECIALTY STORES--0.1%
Tiffany & Co.                                                 4,900                174
                                                                        --------------
STEEL--0.1%
AK Steel Holding Corp.                                        9,900                257
                                                                        --------------
SYSTEMS SOFTWARE--3.0%
BMC Software, Inc.(g)                                         7,500                215
Microsoft Corp.                                             145,700              3,889
Oracle Corp.(g)                                              66,900              1,359
Symantec Corp.(g)                                            34,700                679
                                                                        --------------
                                                                                 6,142
                                                                        --------------
TOBACCO--0.6%
Altria Group, Inc.                                           33,360                662
Philip Morris International, Inc.                             5,560                267
Reynolds American, Inc.                                       5,200                253
                                                                        --------------
                                                                                 1,182
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp.                                          11,900                 73
Telephone & Data Systems, Inc.                                2,600                 93
                                                                        --------------
                                                                                   166
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $109,518)                                                     110,990
                                                                        --------------
FOREIGN COMMON STOCKS(E)--0.8%
AUTO PARTS & EQUIPMENT--0.1%
Autoliv, Inc. (Sweden)                                        3,900                132
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.1%
Seagate Technology (Singapore)                               13,400                162
                                                                        --------------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc. (United
   States)                                                    2,900                165
                                                                        --------------

                       PHOENIX STRATEGIC ALLOCATION SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)              3,500     $          109

IT CONSULTING & OTHER SERVICES--0.3%
Accenture Ltd. Class A (United States)                       20,600                783
                                                                        --------------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd. (United States)                                9,300                367
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,222)                                                         1,718
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $206,310)                                                     197,501
                                                                        --------------
SHORT-TERM INVESTMENTS--1.8%
MONEY MARKET MUTUAL FUNDS--1.4%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     2,877,954              2,878
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
COMMERCIAL PAPER(h)--0.4%
Cintas Corp. No. 2
   4.500% due 10/1/08                                $          775                775
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,653)                                                         3,653
                                                                        --------------
TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $209,963)                                                     201,154(a)
Other assets and liabilities, net--0.4%                                            768
                                                                        --------------
NET ASSETS--100.0%                                                      $      201,922
                                                                        ==============

ABBREVIATIONS:

FGIC    Financial Guaranty Insurance Company

FHLMC   Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA    Fannie Mae or Federal National Mortgage Association

FSA     Financial Security Assurance, Inc.

GNMA    Ginnie Mae or Government National Mortgage Association

MBIA    Municipal Bond Insurance Association

REIT    Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $13,346 and gross depreciation of $22,835 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $210,643.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $12,097 or 6.0% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)  Security in default.

(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(g)  Non-income producing.

(h)  The rate shown is the discount rate.

(i)  Par value represents Brazilian Real (reported in thousands).

(j)  Par value represents Australian Dollar (reported in thousands).

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
FOREIGN COMMON STOCKS(b)--92.9%
AUSTRALIA--1.8%
QBE Insurance Group Ltd. (Property & Casualty
   Insurance)(d)                                            329,600     $        7,108
                                                                        --------------
BELGIUM--2.6%
Belgacom SA (Integrated Telecommunication
   Services)                                                276,900             10,433
                                                                        --------------
BRAZIL--3.4%
Petroleo Brasileiro S.A. ADR (Integrated Oil &
   Gas)                                                     357,500             13,378
                                                                        --------------
FRANCE--1.0%
Schneider Electric SA (Electrical Components &
   Equipment)                                                45,200              3,881
                                                                        --------------
GERMANY--12.2%
adidas AG (Apparel, Accessories & Luxury Goods)             196,000             10,470
Commerzbank AG (Diversified Banks)                          363,000              5,381
Deutsche Post AG Registered Shares (Air Freight
   & Logistics)                                             417,600              8,713
Deutsche Postbank AG (Diversified Banks)                    178,900              6,777
E.ON AG (Electric Utilities)                                329,600             16,591
                                                                        --------------
                                                                                47,932
                                                                        --------------
HONG KONG--4.4%
CLP Holdings Ltd. (Electric Utilities)                      752,500              6,070
Swire Pacific Ltd. Class B (Multi-Sector Holdings)        6,462,500             11,183
                                                                        --------------
                                                                                17,253
                                                                        --------------
INDIA--1.5%
ICICI Bank Ltd. Sponsored ADR (Diversified Banks)           252,900              5,948
                                                                        --------------
ITALY--5.7%
ENI S.p.A. (Integrated Oil & Gas)                           405,600             10,751
Intesa Sanpaolo S.p.A. (Diversified Banks)                2,111,500             11,612
                                                                        --------------
                                                                                22,363
                                                                        --------------
JAPAN--14.6%
Bank of Yokohama Ltd. (The) (Regional Banks)              1,059,000              5,246
Canon, Inc. (Office Electronics)                            286,550             10,863
Daito Trust Construction Co., Ltd. (Diversified
   Real Estate Activities)                                  214,100              7,963

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
JAPAN--(CONTINUED)
ORIX Corp. (Consumer Finance)                                92,800     $       11,619
Takeda Pharmaceutical Co., Ltd.
   (Pharmaceuticals)(d)                                     236,500             11,908
Toyota Motor Corp. (Automobile Manufacturers)               229,300              9,803
                                                                        --------------
                                                                                57,402
                                                                        --------------
MEXICO--2.4%
Grupo Aeroportuario del Sureste S.A. de C.V.
   ADR (Airport Services)                                   194,500              9,659
                                                                        --------------
PORTUGAL--1.5%
Portugal Telecom SGPS S.A. (Integrated
   Telecommunication Services)                              587,902              5,912
                                                                        --------------
SINGAPORE--3.5%
City Developments Ltd. (Diversified Real Estate
   Activities)(d)                                           943,000              5,897
Oversea-Chinese Banking Corp. (Diversified
   Banks)                                                 1,539,800              7,774
                                                                        --------------
                                                                                13,671
                                                                        --------------
SPAIN--2.5%
Mapfre SA (Multi-line Insurance)(d)                       2,246,600              9,821
                                                                        --------------
SWEDEN--4.8%
Nordea Bank AB (Diversified Banks)                          812,400              9,699
Telefonaktiebolaget LM Ericsson Class B
   (Communications Equipment)                               953,460              9,055
                                                                        --------------
                                                                                18,754
                                                                        --------------
SWITZERLAND--7.9%
Nestle S.A. Registered Shares (Packaged Foods &
   Meats)                                                   176,750              7,639
Roche Holding AG Registered Shares
   (Pharmaceuticals)                                         40,000              6,262
Zurich Financial Services AG Registered Shares
   (Multi-line Insurance)                                    62,250             17,238
                                                                        --------------
                                                                                31,139
                                                                        --------------
TAIWAN--3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.
   Sponsored ADR (Semiconductors)                         1,580,860             14,813
                                                                        --------------
UNITED KINGDOM--14.8%
AstraZeneca plc (Pharmaceuticals)                           178,000              7,789
British American Tobacco plc (Tobacco)                      248,400              8,110

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
UNITED KINGDOM--(CONTINUED)
Centrica plc (Multi-Utilities)                            1,475,500     $        8,302
Morrison (WM.) Supermarkets plc (Food Retail)             1,267,600              5,895
Premier Foods plc (Packaged Foods & Meats)                2,523,500              3,388
Vodafone Group plc (Wireless Telecommunication
   Services)                                              5,587,730             12,340
Weir Group plc (The) (Industrial Machinery)                 403,334              4,429
Wolseley plc (Trading Companies & Distributors)           1,067,700              8,070
                                                                        --------------
                                                                                58,323
                                                                        --------------
UNITED STATES--4.6%
Koninklijke Philips Electronics N.V.
   (Industrial Conglomerates)                               256,600              6,962
Tenaris S.A.  ADR (Oil & Gas Equipment & Services)          303,200             11,307
                                                                        --------------
                                                                                18,269
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $379,682)                                                     366,059
                                                                        --------------
FOREIGN PREFERRED STOCKS(b)--2.8%
SOUTH KOREA--2.8%
Samsung Electronics Co., Ltd. Pfd. 1.100%
   (Semiconductors)                                          35,200             11,100
                                                                        --------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $13,018)                                                       11,100
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--95.7%
(IDENTIFIED COST $392,700)                                                     377,159
                                                                        --------------
SHORT-TERM INVESTMENTS--6.3%
MONEY MARKET MUTUAL FUNDS--2.1%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                         2,572                  3

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
MONEY MARKET MUTUAL FUNDS--(CONTINUED)
State Street Navigator Prime Plus (seven-day
   effective yield 2.765%)(e)                             8,215,441     $        8,215
                                                                        --------------
                                                                                 8,218
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
FEDERAL AGENCY SECURITIES(c)--1.7%
FHLB
   0.300% due 10/3/08                                $        4,855              4,855
   2.320% due 10/8/08                                         1,705              1,704
                                                                        --------------
                                                                                 6,559
                                                                        --------------
COMMERCIAL PAPER(C)--2.5%
Cintas Corp. No. 2
   4.500% due 10/1/08                                         1,605              1,605
Eaton Corp.
   2.250% due 11/10/08                                        1,000                997
Govco LLC
   4.000% due 10/1/08                                         2,500              2,500
Praxair, Inc.
   2.100% due 10/9/08                                         1,845              1,844
Procter & Gamble Co.
   2.200% due 10/30/08                                        3,000              2,995
                                                                        --------------
                                                                                 9,941
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $24,718)                                                       24,718
                                                                        --------------
TOTAL INVESTMENTS--102.0%
(IDENTIFIED COST $417,418)                                                     401,877(a)
Other assets and liabilities, net--(2.0)%                                       (8,046)
                                                                        --------------
NET ASSETS--100.0%                                                      $      393,831
                                                                        ==============

ABBREVIATIONS:

ADR   American Depositary Receipt
FHLB  Federal Home Loan Bank

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $41,052 and gross depreciation of $58,361 for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $419,186.

(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(c)  The rate shown is the discount rate.

(d)  All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

Phoenix-Aberdeen International Series

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Logistics                                                            2.3%
Airport Services                                                                   2.5
Apparel, Accessories & Luxury Goods                                                2.8
Automobile Manufacturers                                                           2.6
Communications Equipment                                                           2.4
Consumer Finance                                                                   3.1
Diversified Banks                                                                 12.5
Diversified Real Estate Activities                                                 3.7
Electric Utilities                                                                 6.0
Electrical Components & Equipment                                                  1.0
Food Retail                                                                        1.6
Industrial Conglomerates                                                           1.8
Industrial Machinery                                                               1.2
Integrated Oil & Gas                                                               6.4
Integrated Telecommunication Services                                              4.3
Multi-Sector Holdings                                                              3.0
Multi-Utilities                                                                    2.2
Multi-line Insurance                                                               7.2
Office Electronics                                                                 2.9
Oil & Gas Equipment & Services                                                     3.0
Packaged Foods & Meats                                                             2.9
Pharmaceuticals                                                                    6.9
Property & Casualty Insurance                                                      1.9
Regional Banks                                                                     1.4
Semiconductors                                                                     6.9
Tobacco                                                                            2.1
Trading Companies & Distributors                                                   2.1
Wireless Telecommunication Services                                                3.3
                                                                        --------------
                                                                                 100.0%
                                                                        ==============

               PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES             VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--96.6%
REAL ESTATE INVESTMENT TRUSTS--96.6%
DIVERSIFIED--4.9%
Vornado Realty Trust                                         74,716     $        6,795
                                                                        --------------
HEALTH CARE--14.0%
HCP, Inc.                                                   161,749              6,491
Health Care REIT, Inc.                                      112,161              5,970
Nationwide Health Properties, Inc.                           22,390                806
Ventas, Inc.                                                120,938              5,977
                                                                        --------------
                                                                                19,244
                                                                        --------------
INDUSTRIAL/OFFICE--18.6%
INDUSTRIAL--4.3%
AMB Property Corp.                                           28,441              1,289
Prologis                                                    112,292              4,634
                                                                        --------------
                                                                                 5,923
                                                                        --------------
OFFICE--14.3%
Alexandria Real Estate Equities, Inc.                        51,560              5,800
Boston Properties, Inc.                                      59,001              5,526
Corporate Office Properties Trust                            90,954              3,670
Douglas Emmett, Inc.                                        115,489              2,664
SL Green Realty Corp.                                        31,135              2,018
                                                                        --------------
                                                                                19,678
                                                                        --------------
                                                                                25,601
                                                                        --------------
LODGING/RESORTS--3.8%
DiamondRock Hospitality Co.                                 105,128                957
Host Hotels & Resorts, Inc.                                 266,975              3,548
LaSalle Hotel Properties                                     16,566                386
Sunstone Hotel Investors, Inc.                               27,026                365
                                                                        --------------
                                                                                 5,256
                                                                        --------------
RESIDENTIAL--14.3%
APARTMENTS--14.3%
AvalonBay Communities, Inc.                                  44,791              4,408
BRE Properties, Inc.                                         56,008              2,744
Equity Residential                                          113,142              5,025
Essex Property Trust, Inc.                                   35,739              4,229
UDR, Inc.                                                   121,942              3,189
                                                                        --------------
                                                                                19,595
                                                                        --------------

                                                         SHARES             VALUE
                                                     --------------     --------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
RETAIL--27.4%
REGIONAL MALLS--15.3%
General Growth Properties, Inc.                             174,255     $        2,631
Macerich Co. (The)                                          102,688              6,536
Simon Property Group, Inc.                                  121,338             11,770
                                                                        --------------
                                                                                20,937
                                                                        --------------
SHOPPING CENTERS--12.1%
Developers Diversified Realty Corp.                          95,126              3,015
Federal Realty Investment Trust                              52,875              4,526
Kimco Realty Corp.                                          100,087              3,697
Regency Centers Corp.                                        24,564              1,638
Tanger Factory Outlet Centers, Inc.                          85,970              3,765
                                                                        --------------
                                                                                16,641
                                                                        --------------
                                                                                37,578
                                                                        --------------
SELF STORAGE--5.7%
Extra Space Storage, Inc.                                   165,904              2,548
Public Storage, Inc.                                         52,892              5,237
                                                                        --------------
                                                                                 7,785
                                                                        --------------
SPECIALTY--7.9%
Digital Realty Trust, Inc.                                  151,034              7,136
Entertainment Properties Trust                               42,795              2,342
Plum Creek Timber Co., Inc.                                  27,008              1,347
                                                                        --------------
                                                                                10,825
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $92,670)                                                      132,679
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--96.6%
(IDENTIFIED COST $92,670)                                                      132,679
                                                                        --------------
SHORT TERM INVESTMENTS--3.5%
MONEY MARKET MUTUAL FUNDS--0.0%
State Street Institutional Liquid Reserves Fund
   (2.456% seven-day effective yield)                           527                  1

                                                       PAR VALUE
                                                         (000)              VALUE
                                                     --------------     --------------
FEDERAL AGENCY SECURITIES(b)--3.5%
FHLB
   0.300% due 10/3/08                                $        1,155              1,155
   2.320% due 10/8/08                                         3,295              3,293

               PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE
                                                         (000)              VALUE
                                                     --------------     --------------
FEDERAL AGENCY SECURITIES--(CONTINUED)
FHLMC 5.125% due 10/15/08                                       460     $          460
                                                                        --------------
Total Federal Agency Securities
(Identified cost $4,909)                                                         4,908
                                                                        --------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $4,910)                                                         4,909
                                                                        --------------
Total Investments--100.1%
(IDENTIFIED COST $97,580)                                                      137,588(a)
Other assets and liabilities, net--(0.1)%                                         (203)
                                                                        --------------
NET ASSETS--100.0%                                                      $      137,385
                                                                        ==============

ABBREVIATIONS:

FHLB  Fedral Home Loan Bank.
FHLMC "Freddie Mac" or Federal Home Loan Mortgage Corporation.
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND

(a) Federal Income Tax Information : Net unrealized appreciation of investment securities is comprised of gross appreciation of $42,836 and gross depreciation of $1,780 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $96,532.

(b)  The rate shown is the discount rate.

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES : AGGRESSIVE GROWTH
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
EXCHANGE TRADED FUNDS--99.7%
iPath Dow Jones-AIG Commodity Index Total
   Return ETN(b)                                             22,655     $        1,168
iShares MSCI EAFE(R) Index Fund                              59,345              3,341
SPDR S&P International Small Cap Fund                        47,710              1,167
Vanguard Emerging Markets Fund                               28,790                998
Vanguard Large-Cap Fund                                     145,760              7,671
Vanguard REIT Fund                                           21,210              1,289
Vanguard Small-Cap Fund                                      53,690              3,229
Vanguard Small-Cap Value Fund                                 6,790                402
Vanguard Value Fund                                          15,500                812
                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $23,385)                                                       20,077
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $23,385)                                                       20,077
                                                                        --------------
SHORT-TERM INVESTMENTS--0.9%
MONEY MARKET MUTUAL FUNDS--0.9%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       178,835                179
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $179)                                                             179
                                                                        --------------
TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $23,564)                                                       20,256(a)
Other assets and liabilities, net--(0.6)%                                         (113)
                                                                        --------------
NET ASSETS--100.0%                                                      $       20,143
                                                                        ==============

ABBREVIATIONS:

ETN    Exchange Traded Note
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $3,484 for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $23,740.

(b)  Non-income producing.

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES : GROWTH
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
EXCHANGE TRADED FUNDS--99.7%
iPath Dow Jones-AIG Commodity Index Total
   Return ETN(b)                                             33,435     $        1,723
iShares Lehman Treasury Inflation Protected
   Securities                                                 9,880              1,001
iShares MSCI EAFE(R) Index Fund                              89,550              5,042
SPDR S&P International Small Cap Fund                        72,240              1,766
Vanguard Emerging Markets Fund                               42,270              1,465
Vanguard Intermediate-Term Bond Fund                         31,820              2,330
Vanguard Large-Cap Fund                                     227,200             11,957
Vanguard REIT Fund                                           29,930              1,819
Vanguard Short-Term Bond Fund                                21,870              1,685
Vanguard Small-Cap Fund                                      59,100              3,554
Vanguard Small-Cap Value Fund                                17,800              1,055
Vanguard Value Fund                                          33,390              1,750
                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $40,392)                                                       35,147
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $40,392)                                                       35,147
                                                                        --------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       335,629                336
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $336)                                                             336
                                                                        --------------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $40,728)                                                       35,483(a)
Other assets and liabilities, net--(0.7)%                                         (238)
                                                                        --------------
NET ASSETS--100.0%                                                      $       35,245
                                                                        ==============

ABBREVIATIONS:

ETN    Exchange Traded Note
REIT   Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $5,541 for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $41,024.

(b)  Non-income producing.

               PHOENIX DYNAMIC ASSET ALLOCATION SERIES : MODERATE
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
EXCHANGE TRADED FUNDS--97.3%
iPath Dow Jones-AIG Commodity Index Total
   Return ETN(b)                                              8,160     $          421
iShares Lehman Treasury Inflation Protected
   Securities                                                14,510              1,470
iShares MSCI EAFE(R) Index Fund                              24,450              1,376
SPDR S&P International Small Cap Fund                        16,810                411
Vanguard Intermediate-Term Bond Fund                         23,940              1,753
Vanguard Large-Cap Fund                                      52,950              2,787
Vanguard Long-Term Bond Fund                                 20,440              1,459
Vanguard REIT Fund                                            7,400                450
Vanguard Short-Term Bond Fund                                29,600              2,280
Vanguard Small-Cap Fund                                      14,070                846
Vanguard Small-Cap Value Fund                                 2,430                144
Vanguard Value Fund                                          10,780                565
                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $15,456)                                                       13,962
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $15,456)                                                       13,962
                                                                        --------------
SHORT-TERM INVESTMENTS--2.9%
MONEY MARKET MUTUAL FUNDS--0.0%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                         1,965                  2
                                                                        --------------

                                                        PAR VALUE            VALUE
                                                     --------------     --------------
COMMERCIAL PAPER(c)--2.9%
Cintas Corporation No. 2
   4.500% due 10/1/08                                $          415                415
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $417)                                                             417
                                                                        --------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $15,873)                                                       14,379(a)
Other assets and liabilities, net--(0.2)%                                          (23)
                                                                        --------------
NET ASSETS--100.0%                                                      $       14,356
                                                                        ==============

ABBREVIATIONS:

ETN  Exchange Traded Note
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $1,542 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $15,921.

(b)  Non-income producing.

(c)  The rate shown is the discount rate.

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES : MODERATE GROWTH
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
EXCHANGE TRADED FUNDS--99.8%
   iPath Dow Jones-AIG Commodity Index Total
      Return ETN (b)                                         17,690     $          912
   iShares Lehman Treasury Inflation Protected
      Securities                                             14,015              1,420
   iShares MSCI EAFE(R) Index Fund                           44,210              2,489
   SPDR S&P International Small Cap Fund                     37,390                914
   Vanguard Emerging Markets Fund                            19,980                692
   Vanguard Intermediate-Term Bond Fund                      28,940              2,119
   Vanguard Large-Cap Fund                                  122,880              6,467
   Vanguard Long-Term Bond Fund                              16,750              1,196
   Vanguard REIT Fund                                        15,670                952
   Vanguard Short-Term Bond Fund                             30,980              2,387
   Vanguard Small-Cap Fund                                   31,110              1,871
   Vanguard Small-Cap Value Fund                             11,780                698
   Vanguard Value Fund                                       22,060              1,156
                                                                        --------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $26,128)                                                       23,273
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $26,128)                                                       23,273
                                                                        --------------
SHORT-TERM INVESTMENTS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       160,623                161
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $161)                                                             161
                                                                        --------------
TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $26,289)                                                       23,434(a)
Other assets and liabilities, net--(0.5)%                                         (108)
                                                                        --------------
NET ASSETS--100.0%                                                      $       23,326
                                                                        ==============

ABBREVIATIONS:

ETN  Exchange Traded Note
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $0 and gross depreciation of $3,072 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $26,506.

(b)  Non-income producing.

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--93.4%
AEROSPACE & DEFENSE--0.5%
Goodrich Corp.                                               15,800     $          657
                                                                        --------------
AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc.                            10,600                342
                                                                        --------------
AIRLINES--1.4%
Alaska Air Group, Inc.(b)                                    34,100                695
Continental Airlines, Inc. Class B(b)                        30,100                502
SkyWest, Inc.                                                30,200                483
                                                                        --------------
                                                                                 1,680
                                                                        --------------
APPAREL RETAIL--1.9%
Foot Locker, Inc.                                            54,400                879
Men's Wearhouse, Inc. (The)                                  70,500              1,498
                                                                        --------------
                                                                                 2,377
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Jones Apparel Group, Inc.                                    46,100                853
                                                                        --------------
AUTO PARTS & EQUIPMENT--2.2%
ArvinMeritor, Inc.                                          110,000              1,434
TRW Automotive Holdings Corp.(b)                             79,000              1,257
                                                                        --------------
                                                                                 2,691
                                                                        --------------
AUTOMOBILE MANUFACTURERS--1.4%
Thor Industries, Inc.                                        72,400              1,797
                                                                        --------------
AUTOMOTIVE RETAIL--0.6%
AutoNation, Inc.(b)                                          66,961                753
                                                                        --------------
BUILDING PRODUCTS--0.5%
Quanex Building Products Corp.                               44,800                683
                                                                        --------------
CASINOS & GAMING--0.7%
Boyd Gaming Corp.(b)                                         90,200                844
                                                                        --------------
COMMODITY CHEMICALS--1.0%
Westlake Chemical Corp.                                      61,200              1,287
                                                                        --------------
COMMUNICATIONS EQUIPMENT--0.7%
CommScope, Inc.(b)                                           24,400                845
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.6%
Lexmark International, Inc. Class A(b)                       24,100                785
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.6%
AGCO Corp.(b)                                                10,500                447

                                                         SHARES              VALUE
                                                     --------------     --------------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--(CONTINUED)
Terex Corp.(b)                                               49,100     $        1,499
                                                                        --------------
                                                                                 1,946
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Convergys Corp.(b)                                           63,500                939
                                                                        --------------
DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                      30,200                356
                                                                        --------------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                                35,900              1,050
                                                                        --------------
ELECTRIC UTILITIES--2.0%
Allegheny Energy, Inc.                                       14,400                530
Northeast Utilities                                          61,800              1,585
Portland General Electric Co.                                17,000                402
                                                                        --------------
                                                                                 2,517
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--2.7%
Acuity Brands, Inc.                                          25,100              1,048
Cooper Industries Ltd. Class A                               18,400                735
EnerSys(b)                                                   64,500              1,272
Regal-Beloit Corp.                                            6,800                289
                                                                        --------------
                                                                                 3,344
                                                                        --------------
ELECTRONIC COMPONENTS--0.4%
Vishay Intertechnology, Inc.(b)                              76,000                503
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--0.5%
Benchmark Electronics, Inc.(b)                               44,900                632
                                                                        --------------
FOOD RETAIL--2.6%
Ruddick Corp.                                                61,100              1,983
SUPERVALU, Inc.                                              56,000              1,215
                                                                        --------------
                                                                                 3,198
                                                                        --------------
GAS UTILITIES--1.1%
Atmos Energy Corp.                                           49,900              1,328
                                                                        --------------
HEALTH CARE FACILITIES--2.0%
LifePoint Hospitals, Inc.(b)                                 36,400              1,170
Universal Health Services, Inc. Class B                      22,300              1,249
                                                                        --------------
                                                                                 2,419
                                                                        --------------
HEALTH CARE SERVICES--1.4%
Apria Healthcare Group, Inc.(b)                              48,400                883
Omnicare, Inc.                                               29,900                860
                                                                        --------------
                                                                                 1,743
                                                                        --------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
HOME FURNISHINGS--0.5%
Furniture Brands International, Inc.                         59,700     $          628
                                                                        --------------
HOMEBUILDING--0.3%
KB Home                                                      17,500                344
                                                                        --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.2%
Kelly Services, Inc. Class A                                 78,600              1,497
                                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Reliant Energy, Inc.(b)                                      89,200                656
                                                                        --------------
INDUSTRIAL MACHINERY--1.7%
Briggs & Stratton Corp.                                      55,600                899
Mueller Industries, Inc.                                     51,700              1,190
                                                                        --------------
                                                                                 2,089
                                                                        --------------
LEISURE PRODUCTS--2.2%
Brunswick Corp.                                              87,900              1,124
Callaway Golf Co.                                           113,500              1,597
                                                                        --------------
                                                                                 2,721
                                                                        --------------
LIFE & HEALTH INSURANCE--1.3%
StanCorp Financial Group, Inc.                               31,500              1,638
                                                                        --------------
MANAGED HEALTH CARE--2.3%
AMERIGROUP Corp.(b)                                          55,500              1,401
Molina Healthcare, Inc.(b)                                   48,800              1,513
                                                                        --------------
                                                                                 2,914
                                                                        --------------
METAL & GLASS CONTAINERS--2.1%
AptarGroup, Inc.                                             22,200                868
Owens-Illinois, Inc.(b)                                      24,900                732
Silgan Holdings, Inc.                                        19,500                997
                                                                        --------------
                                                                                 2,597
                                                                        --------------
MULTI-UTILITIES--1.2%
Puget Energy, Inc.                                           15,800                422
Wisconsin Energy Corp.                                       23,700              1,064
                                                                        --------------
                                                                                 1,486
                                                                        --------------
OFFICE REITS--2.1%
Alexandria Real Estate Equities, Inc.                        10,100              1,136
Digital Realty Trust, Inc.                                   31,500              1,489
                                                                        --------------
                                                                                 2,625
                                                                        --------------
OFFICE SERVICES & SUPPLIES--1.2%
United Stationers, Inc.(b)                                   30,000              1,435
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
OIL & GAS DRILLING--1.4%
Helmerich & Payne, Inc.                                      29,300     $        1,266
Rowan Cos., Inc.                                             14,800                452
                                                                        --------------
                                                                                 1,718
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.9%
Oil States International, Inc.(b)                            31,600              1,117
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--1.1%
Cimarex Energy Co.                                           28,500              1,394
                                                                        --------------
PACKAGED FOODS & MEATS--3.2%
Del Monte Foods Co.                                         197,800              1,543
Smithfield Foods, Inc.(b)                                    86,200              1,369
Tyson Foods, Inc. Class A                                    92,000              1,098
                                                                        --------------
                                                                                 4,010
                                                                        --------------
PAPER PACKAGING--0.5%
Sonoco Products Co.                                          20,500                608
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--1.9%
Fidelity National Financial, Inc. Class A                    75,900              1,116
Old Republic International Corp.                             92,500              1,179
                                                                        --------------
                                                                                 2,295
                                                                        --------------
PUBLISHING--0.5%
Gannett Co., Inc.                                            37,300                631
                                                                        --------------
REGIONAL BANKS--7.1%
Central Pacific Financial Corp.                              59,300                997
Popular, Inc.                                                64,200                532
South Financial Group, Inc. (The)                           110,000                806
Susquehanna Bancshares, Inc.                                 34,600                676
Synovus Financial Corp.                                     123,200              1,275
Trustmark Corp.                                              73,934              1,533
Webster Financial Corp.                                      79,800              2,015
Whitney Holding Corp.                                        42,000              1,019
                                                                        --------------
                                                                                 8,853
                                                                        --------------
REINSURANCE--2.7%
PartnerRe Ltd.                                                6,000                408
Platinum Underwriters Holdings Ltd.                          64,000              2,271
RenaissanceRe Holdings Ltd.                                  13,500                702
                                                                        --------------
                                                                                 3,381
                                                                        --------------
RESIDENTIAL REITS--1.7%
Home Properties, Inc.                                        23,600              1,368

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
RESIDENTIAL REITS--(CONTINUED)
Mid-America Apartment Communities, Inc.                      16,000     $          786
                                                                        --------------
                                                                                 2,154
                                                                        --------------
RETAIL REITS--1.3%
Tanger Factory Outlet Centers                                20,200                885
Taubman Centers, Inc.                                        13,400                670
                                                                        --------------
                                                                                 1,555
                                                                        --------------
SEMICONDUCTOR EQUIPMENT--1.3%
Amkor Technology, Inc.(b)                                   110,200                702
Teradyne, Inc.(b)                                           112,700                880
                                                                        --------------
                                                                                 1,582
                                                                        --------------
SEMICONDUCTORS--1.4%
Siliconware Precision Industries Co.                        179,100              1,033
Spansion, Inc. Class A(b)                                    78,000                121
Zoran Corp.(b)                                               72,900                595
                                                                        --------------
                                                                                 1,749
                                                                        --------------
SPECIALIZED REITS--0.8%
Strategic Hotels & Resorts, Inc.                             30,500                230
Sunstone Hotel Investors, Inc.                               52,900                714
                                                                        --------------
                                                                                   944
                                                                        --------------
SPECIALTY CHEMICALS--4.1%
Arch Chemicals, Inc.                                         35,000              1,236
Chemtura Corp.                                              204,900                934
Cytec Industries, Inc.                                       32,600              1,269
Rockwood Holdings, Inc.(b)                                   64,900              1,665
                                                                        --------------
                                                                                 5,104
                                                                        --------------
STEEL--1.8%
Commercial Metals Co.                                        63,100              1,066
Reliance Steel & Aluminum Co.                                15,800                600
Steel Dynamics, Inc.                                         31,000                530
                                                                        --------------
                                                                                 2,196
                                                                        --------------
TECHNOLOGY DISTRIBUTORS--4.0%
Anixter International, Inc.(b)                               11,000                655
Arrow Electronics, Inc.(b)                                   44,800              1,175
Ingram Micro, Inc. Class A(b)                                74,300              1,194
Insight Enterprises, Inc.(b)                                 81,100              1,087
Tech Data Corp.(b)                                           29,900                892
                                                                        --------------
                                                                                 5,003
                                                                        --------------
THRIFTS & MORTGAGE FINANCE--4.8%
Astoria Financial Corp.                                      54,850              1,137

                                                         SHARES              VALUE
                                                     --------------     --------------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
First Niagara Financial Group, Inc.                          95,700     $        1,508
Provident Financial Services, Inc.                          118,000              1,948
Washington Federal, Inc.                                     73,500              1,356
                                                                        --------------
                                                                                 5,949
                                                                        --------------
TOBACCO--1.5%
Universal Corp.                                              38,600              1,895
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
GATX Corp.                                                   36,600              1,448
                                                                        --------------
TRUCKING--4.9%
Arkansas Best Corp.                                          27,900                940
Avis Budget Group, Inc.(b)                                   84,800                487
Con-Way, Inc.                                                22,800              1,006
Hertz Global Holdings, Inc.(b)                               94,000                711
Ryder System, Inc.                                           29,100              1,804
Werner Enterprises, Inc.                                     50,200              1,090
                                                                        --------------
                                                                                 6,038
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $134,749)                                                     115,823
                                                                        --------------
FOREIGN COMMON STOCKS(C)--4.5%
AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc. (Sweden)                                       12,000                405
                                                                        --------------
COMMODITY CHEMICALS--0.5%
Methanex Corp. (United States)                               29,800                593
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--1.5%
Aspen Insurance Holdings Ltd. (Bermuda)                      66,100              1,818
                                                                        --------------
REINSURANCE--2.2%
Arch Capital Group Ltd. (United States)(b)                   37,500              2,738
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,227)                                                         5,554
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $139,976)                                                     121,377
                                                                        --------------

SHORT-TERM INVESTMENTS--2.9%
MONEY MARKET MUTUAL FUNDS--2.9%
   SSgA Money Market Fund (2.206% seven-day
      effective yield)                                    3,657,483              3,657
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,657)                                                         3,657
                                                                        --------------

                 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $143,633)                                                     125,034(a)
Other assets and liabilities, net--(0.8)%                                       (1,046)
                                                                        --------------
NET ASSETS--100.0%                                                      $      123,988
                                                                        ==============

ABBREVIATIONS:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,756 and gross depreciation of $26,268 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $143,546.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--93.6%
AIRLINES--1.6%
Alaska Air Group, Inc.(b)                                    19,100     $          390
Continental Airlines, Inc. Class B(b)                        14,500                242
SkyWest, Inc.                                                17,800                284
                                                                        --------------
                                                                                   916
                                                                        --------------
APPAREL RETAIL--3.3%
Foot Locker, Inc.                                            20,400                330
Men's Wearhouse, Inc. (The)                                  31,000                658
Shoe Carnival, Inc.(b)                                       55,000                901
                                                                        --------------
                                                                                 1,889
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Jones Apparel Group, Inc.                                    24,800                459
                                                                        --------------
AUTO PARTS & EQUIPMENT--1.9%
ArvinMeritor, Inc.                                           35,500                463
TRW Automotive Holdings Corp.(b)                             39,800                633
                                                                        --------------
                                                                                 1,096
                                                                        --------------
AUTOMOBILE MANUFACTURERS--1.4%
Thor Industries, Inc.                                        32,400                804
                                                                        --------------
AUTOMOTIVE RETAIL--0.5%
Sonic Automotive, Inc. Class A                               37,850                320
                                                                        --------------
BUILDING PRODUCTS--0.5%
Quanex Building Products Corp.                               18,000                274
                                                                        --------------
CASINOS & GAMING--0.6%
Boyd Gaming Corp.(b)                                         38,400                359
                                                                        --------------
COMMODITY CHEMICALS--1.1%
Westlake Chemical Corp.                                      30,800                648
                                                                        --------------
COMMUNICATIONS EQUIPMENT--0.7%
CommScope, Inc.(b)                                           11,200                388
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.9%
Accuride Corp.(b)                                           115,775                185
Commercial Vehicle Group, Inc.(b)                            74,100                527
NACCO Industries, Inc. Class A                                5,300                501
Terex Corp.(b)                                               14,800                452
                                                                        --------------
                                                                                 1,665
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Convergys Corp.(b)                                           31,500                466
                                                                        --------------

                                                         SHARES              VALUE
                                                     --------------     --------------
DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A                                      13,200     $          156
                                                                        --------------
ELECTRIC UTILITIES--1.3%
Northeast Utilities                                          28,450                730
Portland General Electric Co.                                 2,200                 52
                                                                        --------------
                                                                                   782
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
Acuity Brands, Inc.                                           7,500                313
EnerSys(b)                                                   21,500                424
Regal-Beloit Corp.                                            4,000                170
                                                                        --------------
                                                                                   907
                                                                        --------------
ELECTRONIC COMPONENTS--0.4%
Vishay Intertechnology, Inc.(b)                              35,700                236
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--2.8%
Benchmark Electronics, Inc.(b)                               18,500                260
CTS Corp.                                                    74,800                956
TTM Technologies, Inc.(b)                                    42,900                426
                                                                        --------------
                                                                                 1,642
                                                                        --------------
FOOD RETAIL--1.7%
Ruddick Corp.                                                30,300                983
                                                                        --------------
GAS UTILITIES--1.2%
Atmos Energy Corp.                                           25,200                671
                                                                        --------------
HEALTH CARE EQUIPMENT--2.4%
CONMED Corp.(b)                                              28,900                925
Datascope Corp.                                               8,700                449
                                                                        --------------
                                                                                 1,374
                                                                        --------------
HEALTH CARE FACILITIES--2.5%
LifePoint Hospitals, Inc.(b)                                 20,000                643
Skilled Healthcare Group, Inc. Class A(b)                    19,800                314
Universal Health Services, Inc. Class B                       8,600                482
                                                                        --------------
                                                                                 1,439
                                                                        --------------
HEALTH CARE SERVICES--1.7%
Gentiva Health Services, Inc.(b)                             37,000                997
                                                                        --------------
HOME FURNISHINGS--0.6%
Furniture Brands International, Inc.                         30,900                325
                                                                        --------------
HOMEBUILDING--0.3%
KB Home                                                      10,200                201
                                                                        --------------

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--1.3%
Kelly Services, Inc. Class A                                 38,700     $          737
                                                                        --------------
INDUSTRIAL MACHINERY--4.2%
Briggs & Stratton Corp.                                      34,400                556
Columbus McKinnon Corp.(b)                                   42,300                997
Lydall, Inc.(b)                                              35,900                346
Mueller Industries, Inc.                                     22,200                511
                                                                        --------------
                                                                                 2,410
                                                                        --------------
LEISURE PRODUCTS--2.5%
Brunswick Corp.                                              46,700                597
Callaway Golf Co.                                            44,300                624
Steinway Musical Instruments, Inc.(b)                         7,200                204
                                                                        --------------
                                                                                 1,425
                                                                        --------------
LIFE & HEALTH INSURANCE--1.0%
StanCorp Financial Group, Inc.                               11,500                598
                                                                        --------------
MANAGED HEALTH CARE--2.5%
AMERIGROUP Corp.(b)                                          26,100                659
Molina Healthcare, Inc.(b)                                   26,200                812
                                                                        --------------
                                                                                 1,471
                                                                        --------------
METAL & GLASS CONTAINERS--2.8%
AptarGroup, Inc.                                             11,100                434
Myers Industries, Inc.                                       35,900                453
Silgan Holdings, Inc.                                        14,400                736
                                                                        --------------
                                                                                 1,623
                                                                        --------------
MULTI-LINE INSURANCE--0.4%
American National Insurance Co.                               2,700                233
                                                                        --------------
MULTI-UTILITIES--0.4%
Puget Energy, Inc.                                            8,800                235
                                                                        --------------
OFFICE REITS--1.1%
Digital Realty Trust, Inc.                                   13,300                628
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--1.1%
Bristow Group, Inc.(b)                                        4,200                142
Oil States International, Inc.(b)                            14,400                509
                                                                        --------------
                                                                                   651
                                                                        --------------
PACKAGED FOODS & MEATS--3.7%
Del Monte Foods Co.                                          84,800                662
Omega Protein Corp.(b)                                       37,700                443
Sanderson Farms, Inc.                                        11,000                404

                                                         SHARES              VALUE
                                                     --------------     --------------
PACKAGED FOODS & MEATS--(CONTINUED)
Smithfield Foods, Inc.(b)                                    39,561     $          628
                                                                        --------------
                                                                                 2,137
                                                                        --------------
PAPER PRODUCTS--0.7%
Schweitzer-Mauduit International, Inc.                       20,125                382
                                                                        --------------
PHARMACEUTICALS--0.4%
Par Pharmaceutical Cos., Inc.(b)                             20,100                247
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--0.8%
American Physicians Capital, Inc.                             7,100                301
Harleysville Group, Inc.                                      4,300                162
                                                                        --------------
                                                                                   463
                                                                        --------------
PUBLISHING--0.6%
Valassis Communications, Inc.(b)                             41,200                357
                                                                        --------------
REGIONAL BANKS--7.6%
Banner Corp.                                                  8,879                106
Central Pacific Financial Corp.                              28,600                481
Community Bank System, Inc.                                  15,100                380
Popular, Inc.                                                29,300                243
South Financial Group, Inc. (The)                            51,300                376
Susquehanna Bancshares, Inc.                                 15,625                305
Synovus Financial Corp.                                      57,300                593
Trustmark Corp.                                              33,500                695
Webster Financial Corp.                                      30,600                773
Whitney Holding Corp.                                        17,900                434
                                                                        --------------
                                                                                 4,386
                                                                        --------------
REINSURANCE--2.3%
PartnerRe Ltd.                                                2,900                197
Platinum Underwriters Holdings Ltd.                          32,600              1,157
                                                                        --------------
                                                                                 1,354
                                                                        --------------
RESIDENTIAL REITS--1.5%
Home Properties, Inc.                                         8,200                475
Mid-America Apartment Communities, Inc.                       8,600                423
                                                                        --------------
                                                                                   898
                                                                        --------------
RETAIL REITS--1.2%
Tanger Factory Outlet Centers                                 8,700                381
Taubman Centers, Inc.                                         6,400                320
                                                                        --------------
                                                                                   701
                                                                        --------------
SEMICONDUCTOR EQUIPMENT--1.3%
Amkor Technology, Inc.(b)                                    50,500                322

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES              VALUE
                                                     --------------     --------------
SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Teradyne, Inc.(b)                                            56,700     $          443
                                                                        --------------
                                                                                   765
                                                                        --------------
SEMICONDUCTORS--0.6%
Spansion, Inc. Class A(b)                                    44,400                 69
Zoran Corp.(b)                                               37,600                307
                                                                        --------------
                                                                                   376
                                                                        --------------
SPECIALIZED REITS--0.7%
Strategic Hotels & Resorts, Inc.                             13,900                105
Sunstone Hotel Investors, Inc.                               23,100                312
                                                                        --------------
                                                                                   417
                                                                        --------------
SPECIALTY CHEMICALS--5.5%
Arch Chemicals, Inc.                                         16,600                586
Chemtura Corp.                                               52,300                239
Cytec Industries, Inc.                                       18,000                700
PolyOne Corp.(b)                                            128,400                828
Rockwood Holdings, Inc.(b)                                   32,900                844
                                                                        --------------
                                                                                 3,197
                                                                        --------------
STEEL--1.3%
Commercial Metals Co.                                        30,100                508
Steel Dynamics, Inc.                                         14,500                248
                                                                        --------------
                                                                                   756
                                                                        --------------
TECHNOLOGY DISTRIBUTORS--3.4%
Anixter International, Inc.(b)                                5,200                310
Insight Enterprises, Inc.(b)                                 43,800                587
PC Connection, Inc.(b)                                       80,300                537
Tech Data Corp.(b)                                           17,900                534
                                                                        --------------
                                                                                 1,968
                                                                        --------------
THRIFTS & MORTGAGE FINANCE--4.3%
Astoria Financial Corp.                                      20,650                428
First Niagara Financial Group, Inc.                          42,300                666
Provident Financial Services, Inc.                           57,500                949
Washington Federal, Inc.                                     25,400                469
                                                                        --------------
                                                                                 2,512
                                                                        --------------
TOBACCO--1.3%
Universal Corp.                                              15,500                761
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS--2.9%
GATX Corp.                                                    6,000                237
Kaman Corp.                                                  29,100                829

                                                         SHARES              VALUE
                                                     --------------     --------------
TRADING COMPANIES & DISTRIBUTORS--(CONTINUED)
Rush Enterprises, Inc. Class A(b)                            47,100     $          603
                                                                        --------------
                                                                                 1,669
                                                                        --------------
TRUCKING--3.3%
Arkansas Best Corp.                                          14,000                472
Avis Budget Group, Inc.(b)                                   36,100                207
Con-Way, Inc.                                                 9,200                406
Hertz Global Holdings, Inc.(b)                               34,900                264
Werner Enterprises, Inc.                                     25,725                558
                                                                        --------------
                                                                                 1,907
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $62,016)                                                       54,261
                                                                        --------------
FOREIGN COMMON STOCKS(c)--6.0%
COMMODITY CHEMICALS--0.6%
Methanex Corp. (United States)                               17,800                354
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--1.8%
Aspen Insurance Holdings Ltd. (Bermuda)                      38,200              1,050
                                                                        --------------
REINSURANCE--2.1%
Arch Capital Group Ltd. (United States)(b)                   16,500              1,205
                                                                        --------------
SPECIALIZED CONSUMER SERVICES--1.5%
Steiner Leisure Ltd. (United States)(b)                      25,100                863
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,128)                                                         3,472
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $65,144)                                                       57,733
                                                                        --------------
SHORT-TERM INVESTMENTS--0.5%
MONEY MARKET MUTUAL FUNDS--0.5%
   SSgA Money Market Fund (2.206% seven-day
      effective yield)                                      308,549                309
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $309)                                                             309
                                                                        --------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $65,453)                                                       58,042(a)
Other assets and liabilities, net--(0.1)%                                          (68)
                                                                        --------------
NET ASSETS--100.0%                                                      $       57,974
                                                                        ==============

                PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:

REIT -- Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,369 and gross depreciation of $12,918 for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $65,591.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES             VALUE
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--90.3%
AIRLINES--1.1%
Southwest Airlines Co.                                       45,000     $          653
                                                                        --------------
ALUMINUM--0.3%
Alcoa, Inc.                                                   7,100                160
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Bank of New York Mellon Corp. (The)                          39,845              1,298
                                                                        --------------
CABLE & SATELLITE--5.2%
Comcast Corp. Class A                                       121,950              2,394
Liberty Media Corp. - Entertainment(b)                       28,080                701
                                                                        --------------
                                                                                 3,095
                                                                        --------------
CATALOG RETAIL--0.9%
Liberty Media Corp. - Interactive Class A(b)                 40,975                529
                                                                        --------------
COMPUTER HARDWARE--3.5%
Dell, Inc.(b)                                                37,200                613
Hewlett-Packard Co.                                          10,700                495
International Business Machines Corp.                         8,200                959
                                                                        --------------
                                                                                 2,067
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.8%
Computer Sciences Corp.(b)                                    6,800                273
Western Union Co. (The)                                       7,200                178
                                                                        --------------
                                                                                   451
                                                                        --------------
DEPARTMENT STORES--1.3%
Macy's, Inc.                                                 21,300                383
Penney (J.C.) Co., Inc.                                      11,000                367
                                                                        --------------
                                                                                   750
                                                                        --------------
DIVERSIFIED BANKS--2.3%
U.S. Bancorp                                                 12,000                432
Wells Fargo & Co.                                            24,800                931
                                                                        --------------
                                                                                 1,363
                                                                        --------------
DIVERSIFIED CHEMICALS--1.8%
Du Pont (E.I.) de Nemours & Co.                              26,399              1,064
                                                                        --------------
DRUG RETAIL--1.0%
CVS Caremark Corp.                                           18,400                619
                                                                        --------------
HEALTH CARE DISTRIBUTORS--1.7%
Cardinal Health, Inc.                                        20,800              1,025
                                                                        --------------

                                                         SHARES             VALUE
                                                     --------------     --------------
HEALTH CARE EQUIPMENT--0.9%
Boston Scientific Corp.(b)                                   46,400     $          569
                                                                        --------------
HOME IMPROVEMENT RETAIL--1.3%
Home Depot, Inc. (The)                                       13,600                352
Lowe's Cos., Inc.                                            17,000                403
                                                                        --------------
                                                                                   755
                                                                        --------------
HOUSEHOLD PRODUCTS--2.5%
Kimberly-Clark Corp.                                         16,400              1,064
Procter & Gamble Co. (The)                                    6,200                432
                                                                        --------------
                                                                                 1,496
                                                                        --------------
HYPERMARKETS & SUPER CENTERS--3.3%
Wal-Mart Stores, Inc.                                        33,300              1,994
                                                                        --------------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                         27,300                696
                                                                        --------------
INTEGRATED TELECOMMUNICATION SERVICES--5.3%
AT&T, Inc.                                                   40,700              1,136
Verizon Communications, Inc.                                 62,700              2,012
                                                                        --------------
                                                                                 3,148
                                                                        --------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc.(b)                                                48,600              1,088
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--0.8%
Goldman Sachs Group, Inc. (The)                               1,600                205
Merrill Lynch & Co., Inc.                                    11,600                293
                                                                        --------------
                                                                                   498
                                                                        --------------
LIFE & HEALTH INSURANCE--2.6%
AFLAC, Inc.                                                   4,100                241
MetLife, Inc.                                                13,500                756
Torchmark Corp.                                               9,800                586
                                                                        --------------
                                                                                 1,583
                                                                        --------------
MANAGED HEALTH CARE--0.7%
UnitedHealth Group, Inc.                                      8,000                203
WellPoint, Inc.(b)                                            5,000                234
                                                                        --------------
                                                                                   437
                                                                        --------------
MOVIES & ENTERTAINMENT--6.6%
News Corp. Class B                                           50,600                615
Time Warner, Inc.                                           124,800              1,636
Viacom, Inc. Class B(b)                                      67,400              1,674
                                                                        --------------
                                                                                 3,925
                                                                        --------------

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                         SHARES             VALUE
                                                     --------------    ---------------
MULTI-LINE INSURANCE--1.2%
Genworth Financial, Inc. Class A                             12,000     $          103
Hartford Financial Services Group, Inc. (The)                14,700                603
                                                                        --------------
                                                                                   706
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--9.1%
Bank of America Corp.                                        71,500              2,502
Citigroup, Inc.                                              75,900              1,557
JPMorgan Chase & Co.                                         29,700              1,387
                                                                        --------------
                                                                                 5,446
                                                                        --------------
PACKAGED FOODS & MEATS--3.5%
Kraft Foods, Inc. Class A                                    54,924              1,799
Sara Lee Corp.                                               21,900                276
                                                                        --------------
                                                                                 2,075
                                                                        --------------
PAPER PRODUCTS--4.3%
International Paper Co.                                      99,000              2,592
                                                                        --------------
PHARMACEUTICALS--10.8%
Abbott Laboratories                                           8,600                495
Bristol-Myers Squibb Co.                                    101,900              2,125
Lilly (Eli) & Co.                                            14,200                625
Pfizer, Inc.                                                 61,000              1,125
Schering-Plough Corp.                                        73,000              1,348
Wyeth                                                        19,400                717
                                                                        --------------
                                                                                 6,435
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--5.6%
Berkshire Hathaway, Inc. Class B(b)                             100                439
Chubb Corp. (The)                                            39,700              2,180
Travelers Cos., Inc. (The)                                   16,100                728
                                                                        --------------
                                                                                 3,347
                                                                        --------------
REGIONAL BANKS--1.0%
PNC Financial Services Group, Inc. (The)                      8,400                628
                                                                        --------------
SEMICONDUCTOR EQUIPMENT--0.5%
KLA-Tencor Corp.                                              8,700                275
                                                                        --------------
SEMICONDUCTORS--0.7%
Intel Corp.                                                  21,400                401
                                                                        --------------
SOFT DRINKS--2.4%
Coca-Cola Co. (The)                                          18,300                968
Dr Pepper Snapple Group, Inc.(b)                             17,452                462
                                                                        --------------
                                                                                 1,430
                                                                        --------------

                                                         SHARES             VALUE
                                                     --------------     --------------
SYSTEMS SOFTWARE--0.5%
Microsoft Corp.                                              12,300     $          328
                                                                        --------------
TOBACCO--1.6%
Altria Group, Inc.                                           19,900                395
Philip Morris International, Inc.                            11,100                534
                                                                        --------------
                                                                                   929
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $59,680)                                                       53,855
                                                                        --------------
FOREIGN COMMON STOCKS(C)--6.4%
COMMUNICATIONS EQUIPMENT--0.6%
Alcatel SA Sponsored ADR (France)(b)                         43,300                166
Telefonaktiebolaget LM Ericsson Sponsored ADR
   (Sweden)                                                  18,000                170
                                                                        --------------
                                                                                   336
                                                                        --------------
DIVERSIFIED BANKS--0.1%
Barclays plc Sponsored ADR (United Kingdom)                   3,300                 81
                                                                        --------------
PACKAGED FOODS & MEATS--4.7%
Cadbury plc ADR (United Kingdom)                             28,736              1,176
Unilever N.V. NY Registered Shares (United
   States)                                                   56,800              1,600
                                                                        --------------
                                                                                 2,776
                                                                        --------------
PHARMACEUTICALS--1.0%
GlaxoSmithKline plc Sponsored ADR (United
   Kingdom)                                                   8,800                383
Roche Holding AG Sponsored ADR (Switzerland)                  2,700                210
                                                                        --------------
                                                                                   593
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,115)                                                         3,786
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $63,795)                                                       57,641
                                                                        --------------
SHORT-TERM INVESTMENTS--2.5%
MONEY MARKET MUTUAL FUNDS--2.5%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                     1,497,784              1,498
                                                                        --------------

                       PHOENIX-VAN KAMPEN COMSTOCK SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,498)                                                         1,498
                                                                        --------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $65,293)                                                       59,139(a)
Other assets and liabilities, net--0.8%                                            470
                                                                        --------------
NET ASSETS--100.0%                                                      $       59,609
                                                                        ==============

ABBREVIATIONS:

ADR American Depositary Receipt

FOOTNOTE LEGEND

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,750 and gross depreciation of $10,304 for federal income tax purposes. At September 30, 2008 , the aggregate cost of securities for federal income tax purposes was $65,693.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
DOMESTIC COMMON STOCKS--97.8%
ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The)(b)                      4,018     $           31
Omnicom Group, Inc.                                           2,724                105
                                                                        --------------
                                                                                   136
                                                                        --------------
AEROSPACE & DEFENSE--2.7%
Boeing Co. (The)                                              6,064                348
General Dynamics Corp.                                        3,387                249
Goodrich Corp.                                                1,064                 44
Honeywell International, Inc.                                 6,315                263
L-3 Communications Holdings, Inc.                             1,047                103
Lockheed Martin Corp.                                         2,773                304
Northrop Grumman Corp.                                        2,911                176
Precision Castparts Corp.                                     1,184                 93
Raytheon Co.                                                  3,601                193
Rockwell Collins, Inc.                                        1,371                 66
United Technologies Corp.                                     8,172                491
                                                                        --------------
                                                                                 2,330
                                                                        --------------
AGRICULTURAL PRODUCTS--0.1%
Archer-Daniels-Midland Co.                                    5,482                120
                                                                        --------------
AIR FREIGHT & LOGISTICS--1.0%
Expeditors International of Washington, Inc.                  1,813                 63
FedEx Corp.                                                   2,639                209
Robinson (C.H.) Worldwide, Inc.                               1,456                 74
United Parcel Service, Inc. Class B                           8,576                539
                                                                        --------------
                                                                                   885
                                                                        --------------
AIRLINES--0.1%
Southwest Airlines Co.                                        6,231                 90
                                                                        --------------
ALUMINUM--0.2%
Alcoa, Inc.                                                   6,937                157
                                                                        --------------
APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                                 741                 29
Gap, Inc. (The)                                               3,891                 69
Limited Brands, Inc.                                          1,940                 34
TJX Cos., Inc. (The)                                          3,618                110
                                                                        --------------
                                                                                   242
                                                                        --------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc.(b)                                                2,903                 73
Jones Apparel Group, Inc.                                       741                 14

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
Liz Claiborne, Inc.                                             809     $           13
Polo Ralph Lauren Corp.                                         363                 24
VF Corp.                                                        627                 48
                                                                        --------------
                                                                                   172
                                                                        --------------
APPLICATION SOFTWARE--0.5%
Adobe Systems, Inc.(b)                                        4,528                179
Autodesk, Inc.(b)                                             1,907                 64
Citrix Systems, Inc.(b)                                       1,567                 40
Compuware Corp.(b)                                            2,230                 22
Intuit, Inc.(b)                                               2,733                 86
Salesforce.com, Inc.(b)                                         714                 34
                                                                        --------------
                                                                                   425
                                                                        --------------
ASSET MANAGEMENT & CUSTODY BANKS--1.3%
American Capital Ltd.                                         1,728                 44
Ameriprise Financial, Inc.                                    1,890                 72
Bank of New York Mellon Corp. (The)                           9,646                314
Federated Investors, Inc. Class B                               868                 25
Franklin Resources, Inc.                                      1,184                104
Invesco Ltd.                                                  3,301                 69
Janus Capital Group, Inc.                                     1,387                 34
Legg Mason, Inc.                                              1,200                 46
Northern Trust Corp.                                          1,739                126
State Street Corp.                                            3,634                207
T. Rowe Price Group, Inc.                                     2,213                119
                                                                        --------------
                                                                                 1,160
                                                                        --------------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                        5,048                153
                                                                        --------------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.(b)                                            19,082                 99
General Motors Corp.                                          4,818                 46
                                                                        --------------
                                                                                   145
                                                                        --------------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                           1,523                 17
AutoZone, Inc.(b)                                               298                 37
                                                                        --------------
                                                                                    54
                                                                        --------------
BIOTECHNOLOGY--1.6%
Amgen, Inc.(b)                                                8,737                518
Biogen Idec, Inc.(b)                                          2,494                125
Celgene Corp.(b)                                              3,710                235

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
BIOTECHNOLOGY--(CONTINUED)
Genzyme Corp.(b)                                              2,273     $          184
Gilead Sciences, Inc.(b)                                      7,711                351
                                                                        --------------
                                                                                 1,413
                                                                        --------------
BREWERS--0.5%
Anheuser-Busch Cos., Inc.                                     6,068                394
Molson Coors Brewing Co. Class B                              1,224                 57
                                                                        --------------
                                                                                   451
                                                                        --------------
BROADCASTING--0.1%
CBS Corp. Class B                                             5,797                 85
                                                                        --------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                   3,082                 55
                                                                        --------------
CABLE & SATELLITE--0.7%
Comcast Corp. Class A                                        24,070                472
DIRECTV Group, Inc. (The)(b)                                  4,494                118
Scripps Networks Interactive, Inc. Class A                      779                 28
                                                                        --------------
                                                                                   618
                                                                        --------------
CASINOS & GAMING--0.1%
International Game Technology                                 2,639                 45
                                                                        --------------
COAL & CONSUMABLE FUELS--0.2%
Consol Energy, Inc.                                           1,558                 72
Massey Energy Co.                                               680                 24
Peabody Energy Corp.                                          2,316                104
                                                                        --------------
                                                                                   200
                                                                        --------------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                                   1,805                 44
                                                                        --------------
COMMUNICATIONS EQUIPMENT--2.6%
Ciena Corp.(b)                                                  766                  8
Cisco Systems, Inc.(b)                                       49,494              1,117
Corning, Inc.                                                13,405                210
Harris Corp.                                                    939                 43
JDS Uniphase Corp.(b)                                         1,958                 17
Juniper Networks, Inc.(b)                                     4,469                 94
Motorola, Inc.                                               19,193                137
QUALCOMM, Inc.                                               13,663                587
Tellabs, Inc.(b)                                              1,353                  5
                                                                        --------------
                                                                                 2,218
                                                                        --------------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                            2,957                111

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
COMPUTER & ELECTRONICS RETAIL--(CONTINUED)
GameStop Corp. Class A(b)                                     1,379     $           47
RadioShack Corp.                                              1,115                 19
                                                                        --------------
                                                                                   177
                                                                        --------------
COMPUTER HARDWARE--4.0%
Apple, Inc.(b)                                                7,467                849
Dell, Inc.(b)                                                14,123                233
Hewlett-Packard Co.                                          20,376                942
International Business Machines Corp.                        11,299              1,321
Sun Microsystems, Inc.(b)                                     6,656                 51
Teradata Corp.(b)                                             1,532                 30
                                                                        --------------
                                                                                 3,426
                                                                        --------------
COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(b)                                                 17,593                211
Lexmark International, Inc. Class A(b)                          809                 26
NetApp, Inc.(b)                                               2,928                 53
QLogic Corp.(b)                                               1,132                 17
SanDisk Corp.(b)                                              1,915                 38
                                                                        --------------
                                                                                   345
                                                                        --------------
CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                                   1,516                 85
Jacobs Engineering Group, Inc.(b)                             1,039                 56
                                                                        --------------
                                                                                   141
                                                                        --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
Caterpillar, Inc.                                             5,117                305
Cummins, Inc.                                                 1,728                 75
Deere & Co.                                                   3,668                182
Manitowoc Co., Inc. (The)                                     1,107                 17
PACCAR, Inc.                                                  3,107                119
Terex Corp.(b)                                                  852                 26
                                                                        --------------
                                                                                   724
                                                                        --------------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                            928                 69
                                                                        --------------
CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                           494                 17
                                                                        --------------
CONSUMER FINANCE--0.7%
American Express Co.                                          9,547                338
Capital One Financial Corp.                                   3,192                163
Discover Financial Services                                   4,077                 56

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
CONSUMER FINANCE--(CONTINUED)
SLM Corp.(b)                                                  3,975     $           49
                                                                        --------------
                                                                                   606
                                                                        --------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Affiliated Computer Services, Inc. Class A(b)                   818                 41
Automatic Data Processing, Inc.                               4,409                188
Computer Sciences Corp.(b)                                    1,286                 52
Convergys Corp.(b)                                            1,056                 16
Fidelity National Information Services, Inc.                  1,659                 31
Fiserv, Inc.(b)                                               1,396                 66
MasterCard, Inc. Class A                                        575                102
Paychex, Inc.                                                 2,438                 80
Total System Services, Inc.                                   1,686                 28
Western Union Co. (The)                                       6,299                155
                                                                        --------------
                                                                                   759
                                                                        --------------
DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                                         638                  8
Kohl's Corp.(b)                                               2,613                120
Macy's, Inc.                                                  3,575                 64
Nordstrom, Inc.                                               1,225                 35
Penney (J.C.) Co., Inc.                                       1,890                 63
Sears Holdings Corp.(b)                                         392                 37
                                                                        --------------
                                                                                   327
                                                                        --------------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                      597                 43
Constellation Brands, Inc. Class A(b)                         1,846                 39
                                                                        --------------
                                                                                    82
                                                                        --------------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                             1,396                 56
                                                                        --------------
DIVERSIFIED BANKS--1.9%
Comerica, Inc.                                                1,277                 42
U.S. Bancorp                                                 14,566                524
Wachovia Corp.                                               18,196                 64
Wells Fargo & Co.                                            27,623              1,037
                                                                        --------------
                                                                                 1,667
                                                                        --------------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                                   536                 16
Dow Chemical Co. (The)                                        7,915                251
Du Pont (E.I.) de Nemours & Co.                               7,668                309
Eastman Chemical Co.                                            647                 36

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
DIVERSIFIED CHEMICALS--(CONTINUED)
Hercules, Inc.                                                  962     $           19
PPG Industries, Inc.                                          1,396                 81
                                                                        --------------
                                                                                   712
                                                                        --------------
DIVERSIFIED METALS & MINING--0.0%
Titanium Metals Corp.                                            39                 --(e)
                                                                        --------------
DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                          1,156                105
                                                                        --------------
DIVERSIFIED SUPPORT SERVICES--0.0%
Cintas Corp.                                                  1,310                 38
                                                                        --------------
DRUG RETAIL--0.8%
CVS Caremark Corp.                                           11,963                403
Walgreen Co.                                                  8,425                261
                                                                        --------------
                                                                                   664
                                                                        --------------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A(b)                                   747                 44
                                                                        --------------
ELECTRIC UTILITIES--2.1%
Allegheny Energy, Inc.                                        1,430                 52
American Electric Power Co., Inc.                             3,422                127
Duke Energy Corp.                                            10,767                188
Edison International                                          2,775                111
Entergy Corp.                                                 1,635                145
Exelon Corp.                                                  5,403                338
FirstEnergy Corp.                                             2,596                174
FPL Group, Inc.                                               3,473                175
Pepco Holdings, Inc.                                          1,711                 39
Pinnacle West Capital Corp.                                     860                 30
PPL Corp.                                                     3,175                117
Progress Energy, Inc.                                         2,222                 96
Southern Co. (The)                                            6,527                246
                                                                        --------------
                                                                                 1,838
                                                                        --------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Cooper Industries Ltd. Class A                                1,481                 59
Emerson Electric Co.                                          6,648                271
Rockwell Automation, Inc.                                     1,252                 47
                                                                        --------------
                                                                                   377
                                                                        --------------
ELECTRONIC COMPONENTS--0.0%
Amphenol Corp. Class A                                          362                 15
                                                                        --------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc.(b)                                 3,064     $           91
                                                                        --------------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                                           1,779                 17
Molex, Inc.                                                     840                 19
Tyco Electronics Ltd.                                         4,069                112
                                                                        --------------
                                                                                   148
                                                                        --------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc.(b)                              2,161                 24
Waste Management, Inc.                                        4,179                132
                                                                        --------------
                                                                                   156
                                                                        --------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
CF Industries Holdings, Inc.                                    544                 50
Monsanto Co.                                                  4,611                456
                                                                        --------------
                                                                                   506
                                                                        --------------
FOOD DISTRIBUTORS--0.2%
SYSCO Corp.                                                   5,116                158
                                                                        --------------
FOOD RETAIL--0.4%
Kroger Co. (The)                                              5,635                155
Safeway, Inc.                                                 3,728                 88
SUPERVALU, Inc.                                               1,805                 39
Whole Foods Market, Inc.                                      1,192                 24
                                                                        --------------
                                                                                   306
                                                                        --------------
FOOTWEAR--0.3%
NIKE, Inc. Class B                                            3,243                217
                                                                        --------------
FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                              1,796                109
                                                                        --------------
GAS UTILITIES--0.1%
Nicor, Inc.                                                     383                 17
Questar Corp.                                                 1,473                 60
                                                                        --------------
                                                                                    77
                                                                        --------------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc.(b)                                               698                 20
Family Dollar Stores, Inc.                                    1,192                 28
Target Corp.                                                  6,178                303
                                                                        --------------
                                                                                   351
                                                                        --------------
GOLD--0.2%
Newmont Mining Corp.                                          3,865                150
                                                                        --------------

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                       1,371     $           51
Cardinal Health, Inc.                                         3,039                150
McKesson Corp.                                                2,358                127
Patterson Cos., Inc.(b)                                         485                 15
                                                                        --------------
                                                                                   343
                                                                        --------------
HEALTH CARE EQUIPMENT--2.4%
Bard (C.R.), Inc.                                               843                 80
Baxter International, Inc.                                    5,337                350
Becton, Dickinson & Co.                                       2,077                167
Boston Scientific Corp.(b)                                   11,946                147
Covidien Ltd.                                                 4,256                229
Hospira, Inc.(b)                                              1,354                 52
Intuitive Surgical, Inc.(b)                                     332                 80
Medtronic, Inc.                                               9,430                472
St. Jude Medical, Inc.(b)                                     2,886                125
Stryker Corp.                                                 2,113                132
Varian Medical Systems, Inc.(b)                               1,073                 61
Zimmer Holdings, Inc.(b)                                      1,967                127
                                                                        --------------
                                                                                 2,022
                                                                        --------------
HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp.(b)                                     4,077                 23
                                                                        --------------
HEALTH CARE SERVICES--0.6%
DaVita, Inc.(b)                                                 900                 51
Express Scripts, Inc.(b)                                      2,137                158
Laboratory Corp. of America Holdings(b)                         945                 66
Medco Health Solutions, Inc.(b)                               4,316                194
Quest Diagnostics, Inc.                                       1,174                 61
                                                                        --------------
                                                                                   530
                                                                        --------------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                              1,541                 29
                                                                        --------------
HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc.(b)                                      2,707                100
                                                                        --------------
HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                         1,413                 31
                                                                        --------------
HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                                       14,444                374
Lowe's Cos., Inc.                                            12,461                295
Sherwin-Williams Co. (The)                                      680                 39
                                                                        --------------
                                                                                   708
                                                                        --------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
HOMEBUILDING--0.1%
Centex Corp.                                                  1,047     $           17
Horton (D.R.), Inc.                                           2,689                 35
KB Home                                                         765                 15
Lennar Corp. Class A                                          1,370                 21
Pulte Homes, Inc.                                             2,187                 30
                                                                        --------------
                                                                                   118
                                                                        --------------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc.(b)                                    2,205                 69
                                                                        --------------
HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                                3,787                134
Marriott International, Inc. Class A                          2,216                 58
Starwood Hotels & Resorts Worldwide, Inc.                     1,592                 45
Wyndham Worldwide Corp.                                       1,507                 23
                                                                        --------------
                                                                                   260
                                                                        --------------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)                                      520                 31
Snap-On, Inc.                                                   494                 26
Stanley Works (The)                                             664                 28
Whirlpool Corp.                                                 639                 51
                                                                        --------------
                                                                                   136
                                                                        --------------
HOUSEHOLD PRODUCTS--2.8%
Clorox Co. (The)                                              1,175                 73
Colgate-Palmolive Co.                                         4,324                326
Kimberly-Clark Corp.                                          3,558                231
Procter & Gamble Co. (The)                                   25,354              1,767
                                                                        --------------
                                                                                 2,397
                                                                        --------------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                          1,311                 75
Newell Rubbermaid, Inc.                                       2,358                 41
                                                                        --------------
                                                                                   116
                                                                        --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc.(b)                                    1,056                 16
Robert Half International, Inc.                               1,354                 33
                                                                        --------------
                                                                                    49
                                                                        --------------
HYPERMARKETS & SUPER CENTERS--1.6%
Costco Wholesale Corp.                                        3,686                239
Wal-Mart Stores, Inc.                                        18,684              1,119
                                                                        --------------
                                                                                 1,358
                                                                        --------------

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)(b)                                            5,720     $           67
Constellation Energy Group, Inc.                              1,515                 37
Dynegy, Inc. Class A(b)                                       3,115                 11
                                                                        --------------
                                                                                   115
                                                                        --------------
INDUSTRIAL CONGLOMERATES--3.2%
3M Co.                                                        5,886                402
General Electric Co.(d)                                      83,861              2,138
Textron, Inc.                                                 2,120                 62
Tyco International Ltd.                                       4,103                144
                                                                        --------------
                                                                                 2,746
                                                                        --------------
INDUSTRIAL GASES--0.4%
Air Products & Chemicals, Inc.                                1,796                123
Praxair, Inc.                                                 2,664                191
                                                                        --------------
                                                                                   314
                                                                        --------------
INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                                 2,178                151
Dover Corp.                                                   1,609                 65
Eaton Corp.                                                   1,404                 79
Illinois Tool Works, Inc.                                     3,164                141
ITT Corp.                                                     1,550                 86
Pall Corp.                                                    1,022                 35
Parker Hannifin Corp.                                         1,430                 76
                                                                        --------------
                                                                                   633
                                                                        --------------
INDUSTRIAL REITS--0.1%
ProLogis                                                      2,230                 92
                                                                        --------------
INSURANCE BROKERS--0.3%
AON Corp.                                                     2,146                 97
Marsh & McLennan Cos., Inc.                                   4,358                138
                                                                        --------------
                                                                                   235
                                                                        --------------
INTEGRATED OIL & GAS--7.8%
Chevron Corp.                                                17,143              1,414
ConocoPhillips                                               12,639                926
Exxon Mobil Corp.                                            43,496              3,378
Hess Corp.                                                    2,402                197
Marathon Oil Corp.                                            6,025                240
Murphy Oil Corp.                                              1,618                104
Occidental Petroleum Corp.                                    6,899                486
                                                                        --------------
                                                                                 6,745
                                                                        --------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                                   49,175     $        1,373
CenturyTel, Inc.                                                894                 33
Embarq Corp.                                                  1,260                 51
Frontier Communications Corp.                                 2,758                 32
Qwest Communications International, Inc.                     10,040                 32
Verizon Communications, Inc.                                 24,091                773
Windstream Corp.                                              3,805                 42
                                                                        --------------
                                                                                 2,336
                                                                        --------------
INTERNET RETAIL--0.2%
Amazon.com, Inc.(b)                                           2,566                187
Expedia, Inc.(b)                                              1,223                 18
                                                                        --------------
                                                                                   205
                                                                        --------------
INTERNET SOFTWARE & SERVICES--1.5%
Akamai Technologies, Inc.(b)                                  1,430                 25
eBay, Inc.(b)                                                 8,789                197
Google, Inc. Class A(b)                                       1,986                795
VeriSign, Inc.(b)                                             1,659                 43
Yahoo!, Inc.(b)                                              11,711                203
                                                                        --------------
                                                                                 1,263
                                                                        --------------
INVESTMENT BANKING & BROKERAGE--1.4%
Charles Schwab Corp. (The)                                    8,121                211
E*TRADE Financial Corp.(b)                                    4,025                 11
Goldman Sachs Group, Inc. (The)                               3,310                424
Merrill Lynch & Co., Inc.                                    13,090                331
Morgan Stanley                                                9,422                217
                                                                        --------------
                                                                                 1,194
                                                                        --------------
IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp. Class A(b)               2,460                 56
Unisys Corp.(b)                                               3,030                  9
                                                                        --------------
                                                                                    65
                                                                        --------------
LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                                  1,184                 41
Mattel, Inc.                                                  3,082                 56
                                                                        --------------
                                                                                    97
                                                                        --------------
LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                                   4,043                237
Lincoln National Corp.                                        2,205                 94
MetLife, Inc.                                                 5,626                315
Principal Financial Group, Inc.                               2,205                 96

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
LIFE & HEALTH INSURANCE--(CONTINUED)
Prudential Financial, Inc.                                    3,481     $          251
Torchmark Corp.                                                 766                 46
Unum Group                                                    2,945                 74
                                                                        --------------
                                                                                 1,113
                                                                        --------------
LIFE SCIENCES TOOLS & SERVICES--0.4%
Applied Biosystems, Inc.                                      1,439                 49
Millipore Corp.(b)                                              469                 32
PerkinElmer, Inc.                                             1,005                 25
Thermo Fisher Scientific, Inc.(b)                             3,558                196
Waters Corp.(b)                                                 852                 50
                                                                        --------------
                                                                                   352
                                                                        --------------
MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                                   4,128                149
CIGNA Corp.                                                   2,392                 81
Coventry Health Care, Inc.(b)                                 1,294                 42
Humana, Inc.(b)                                               1,439                 59
UnitedHealth Group, Inc.                                     10,461                266
WellPoint, Inc.(b)                                            4,477                210
                                                                        --------------
                                                                                   807
                                                                        --------------
METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                                      835                 33
Pactiv Corp.(b)                                               1,115                 28
                                                                        --------------
                                                                                    61
                                                                        --------------
MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                         2,018                 75
                                                                        --------------
MOVIES & ENTERTAINMENT--1.4%
News Corp. Class A                                           18,798                226
Time Warner, Inc.                                            30,358                398
Viacom, Inc. Class B(b)                                       5,388                134
Walt Disney Co. (The)                                        15,812                485
                                                                        --------------
                                                                                 1,243
                                                                        --------------
MULTI-LINE INSURANCE--0.4%
American International Group, Inc.                           22,983                 77
Assurant, Inc.                                                  823                 45
Genworth Financial, Inc. Class A                              3,686                 32
Hartford Financial Services Group, Inc. (The)                 2,376                 97
Loews Corp.                                                   2,835                112
                                                                        --------------
                                                                                   363
                                                                        --------------

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                                       1,512     $           69
                                                                        --------------
MULTI-UTILITIES--1.2%
Ameren Corp.                                                  1,779                 69
CenterPoint Energy, Inc.                                      2,792                 41
CMS Energy Corp.                                              1,915                 24
Consolidated Edison, Inc.                                     2,324                100
Dominion Resources, Inc.                                      4,920                211
DTE Energy Co.                                                1,388                 56
Integrys Energy Group, Inc.                                     647                 32
NiSource, Inc.                                                2,333                 35
PG&E Corp.                                                    3,039                114
Public Service Enterprise Group, Inc.                         4,333                142
Sempra Energy                                                 2,128                107
TECO Energy, Inc.                                             1,796                 28
Xcel Energy, Inc.                                             3,669                 73
                                                                        --------------
                                                                                 1,032
                                                                        --------------
OFFICE ELECTRONICS--0.1%
Xerox Corp.                                                   7,652                 88
                                                                        --------------
OFFICE REITS--0.1%
Boston Properties, Inc.                                       1,022                 96
                                                                        --------------
OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                            903                 40
Pitney Bowes, Inc.                                            1,771                 59
                                                                        --------------
                                                                                    99
                                                                        --------------
OIL & GAS DRILLING--0.6%
ENSCO International, Inc.                                     1,226                 71
Nabors Industries Ltd.(b)                                     2,401                 60
Noble Corp.                                                   2,290                101
Rowan Cos., Inc.                                                962                 29
Transocean, Inc.(b)                                           2,617                287
                                                                        --------------
                                                                                   548
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--1.1%
Baker Hughes, Inc.                                            2,622                159
BJ Services Co.                                               2,503                 48
Cameron International Corp.(b)                                1,847                 71
Halliburton Co.                                               7,422                240
National Oilwell Varco, Inc.(b)                               3,532                178
Smith International, Inc.                                     1,678                 98

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Weatherford International Ltd.(b)                             5,788     $          146
                                                                        --------------
                                                                                   940
                                                                        --------------
OIL & GAS EXPLORATION & PRODUCTION--1.9%
Anadarko Petroleum Corp.                                      3,984                193
Apache Corp.                                                  2,843                296
Cabot Oil & Gas Corp.                                           834                 30
Chesapeake Energy Corp.                                       4,206                151
Devon Energy Corp.                                            3,669                335
EOG Resources, Inc.                                           2,111                189
Noble Energy, Inc.                                            1,464                 81
Pioneer Natural Resources Co.                                   889                 47
Range Resources Corp.                                         1,320                 57
Southwestern Energy Co.(b)                                    2,911                 89
XTO Energy, Inc.                                              4,438                206
                                                                        --------------
                                                                                 1,674
                                                                        --------------
OIL & GAS REFINING & MARKETING--0.2%
Sunoco, Inc.                                                    996                 35
Tesoro Corp.                                                  1,175                 19
Valero Energy Corp.                                           4,503                137
                                                                        --------------
                                                                                   191
                                                                        --------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
El Paso Corp.                                                 5,975                 76
Spectra Energy Corp.                                          5,388                128
Williams Cos., Inc. (The)                                     4,971                118
                                                                        --------------
                                                                                   322
                                                                        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.2%
Bank of America Corp.                                        38,229              1,338
Citigroup, Inc.                                              45,992                943
JPMorgan Chase & Co.                                         28,945              1,352
                                                                        --------------
                                                                                 3,633
                                                                        --------------
PACKAGED FOODS & MEATS--1.6%
Campbell Soup Co.                                             1,885                 73
ConAgra Foods, Inc.                                           4,154                 81
Dean Foods Co.(b)                                             1,294                 30
General Mills, Inc.                                           2,852                196
Heinz (H.J.) Co.                                              2,681                134
Hershey Co. (The)                                             1,437                 57
Kellogg Co.                                                   1,979                111
Kraft Foods, Inc. Class A                                    12,903                422
McCormick & Co., Inc.                                         1,090                 42

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
PACKAGED FOODS & MEATS--(CONTINUED)
Sara Lee Corp.                                                6,009     $           76
Tyson Foods, Inc. Class A                                     1,839                 22
Wrigley (Wm.) Jr. Co.                                         1,862                148
                                                                        --------------
                                                                                 1,392
                                                                        --------------
PAPER PACKAGING--0.1%
Bemis Co., Inc.                                                 852                 22
Sealed Air Corp.                                              1,362                 30
                                                                        --------------
                                                                                    52
                                                                        --------------
PAPER PRODUCTS--0.2%
International Paper Co.                                       3,643                 95
MeadWestvaco Corp.                                            1,481                 35
                                                                        --------------
                                                                                   130
                                                                        --------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                           3,635                151
Estee Lauder Cos., Inc. (The) Class A                           978                 49
                                                                        --------------
                                                                                   200
                                                                        --------------
PHARMACEUTICALS--6.6%
Abbott Laboratories                                          12,880                742
Allergan, Inc.                                                2,622                135
Barr Pharmaceuticals, Inc.(b)                                   920                 60
Bristol-Myers Squibb Co.                                     16,852                351
Forest Laboratories, Inc.(b)                                  2,596                 73
Johnson & Johnson                                            23,338              1,617
King Pharmaceuticals, Inc.(b)                                 2,103                 20
Lilly (Eli) & Co.                                             8,206                361
Merck & Co., Inc.                                            18,076                571
Mylan, Inc.(b)                                                2,588                 30
Pfizer, Inc.                                                 56,640              1,044
Schering-Plough Corp.                                        13,797                255
Watson Pharmaceuticals, Inc.(b)                                 886                 25
Wyeth                                                        11,172                413
                                                                        --------------
                                                                                 5,697
                                                                        --------------
PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                                             2,452                 38
                                                                        --------------
PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Corp. (The)                                          4,690                216
Chubb Corp. (The)                                             3,107                171
Cincinnati Financial Corp.                                    1,388                 40
MBIA, Inc.                                                    2,025                 24

                                                                            VALUE
                                                         SHARES             (000)
                                                     --------------     --------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Progressive Corp. (The)                                       5,771     $          100
Travelers Cos., Inc. (The)                                    4,787                216
                                                                        --------------
                                                                                   767
                                                                        --------------
PUBLISHING--0.2%
Gannett Co., Inc.                                             1,950                 33
McGraw-Hill Cos., Inc. (The)                                  2,733                 86
Meredith Corp.                                                  391                 11
New York Times Co. (The) Class A                              1,226                 18
Washington Post Co. (The) Class B                                35                 19
                                                                        --------------
                                                                                   167
                                                                        --------------
RAILROADS--1.1%
Burlington Northern Santa Fe Corp.                            2,283                211
CSX Corp.                                                     3,447                188
Norfolk Southern Corp.                                        3,201                212
Union Pacific Corp.                                           4,156                296
                                                                        --------------
                                                                                   907
                                                                        --------------
REAL ESTATE SERVICES--0.0%
CB Richard Ellis Group, Inc. Class A(b)                         800                 11
                                                                        --------------
REGIONAL BANKS--1.0%
BB&T Corp.                                                    4,656                176
Fifth Third Bancorp                                           4,893                 58
First Horizon National Corp.                                  1,640                 15
Huntington Bancshares, Inc.                                   3,116                 25
KeyCorp                                                       4,136                 49
M&T Bank Corp.                                                  675                 60
Marshall & Ilsley Corp.                                       2,205                 45
National City Corp.                                           6,468                 11
PNC Financial Services Group, Inc. (The)                      2,945                220
Regions Financial Corp.                                       5,916                 57
SunTrust Banks, Inc.                                          2,996                135
Zions Bancorp                                                   920                 36
                                                                        --------------
                                                                                   887
                                                                        --------------
RESEARCH & CONSULTING SERVICES--0.0%
Equifax, Inc.                                                 1,107                 38
                                                                        --------------
RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co. Class A                   815                 29
AvalonBay Communities, Inc.                                     656                 65

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
RESIDENTIAL REITS--(CONTINUED)
Equity Residential                                            2,307     $          102
                                                                        --------------
                                                                                   196
                                                                        --------------
RESTAURANTS--1.0%
Darden Restaurants, Inc.                                      1,192                 34
McDonald's Corp.                                              9,305                574
Starbucks Corp.(b)                                            6,197                 92
Yum! Brands, Inc.                                             4,035                132
                                                                        --------------
                                                                                   832
                                                                        --------------
RETAIL REITS--0.4%
Developers Diversified Realty Corp.                           1,022                 32
General Growth Properties, Inc.                               2,273                 34
Kimco Realty Corp.                                            1,690                 63
Simon Property Group, Inc.                                    1,914                186
                                                                        --------------
                                                                                   315
                                                                        --------------
SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                                      11,533                174
KLA-Tencor Corp.                                              1,447                 46
MEMC Electronic Materials, Inc.(b)                            1,941                 55
Novellus Systems, Inc.(b)                                       852                 17
Teradyne, Inc.(b)                                             1,464                 11
                                                                        --------------
                                                                                   303
                                                                        --------------
SEMICONDUCTORS--1.9%
Advanced Micro Devices, Inc.(b)                               5,167                 27
Altera Corp.                                                  2,554                 53
Analog Devices, Inc.                                          2,469                 65
Broadcom Corp. Class A(b)                                     3,475                 65
Intel Corp.                                                  46,745                875
Linear Technology Corp.                                       1,890                 58
LSI Corp.(b)                                                  5,422                 29
Microchip Technology, Inc.                                    1,575                 46
Micron Technology, Inc.(b)                                    6,477                 26
National Semiconductor Corp.                                  2,068                 36
NVIDIA Corp.(b)                                               4,724                 51
Texas Instruments, Inc.                                      11,260                242
Xilinx, Inc.                                                  2,375                 56
                                                                        --------------
                                                                                 1,629
                                                                        --------------
SOFT DRINKS--2.2%
Coca-Cola Co. (The)                                          16,526                874
Coca-Cola Enterprises, Inc.                                   2,158                 36
Pepsi Bottling Group, Inc. (The)                                863                 25

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
SOFT DRINKS--(CONTINUED)
PepsiCo, Inc.                                                13,024     $          928
                                                                        --------------
                                                                                 1,863
                                                                        --------------
SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                             2,767                 63
                                                                        --------------
SPECIALIZED FINANCE--0.5%
CIT Group, Inc.                                               2,408                 17
CME Group, Inc.                                                 540                201
IntercontinentalExchange, Inc.(b)                               605                 49
Moody's Corp.                                                 1,481                 50
NYSE Euronext                                                 2,256                 88
                                                                        --------------
                                                                                   405
                                                                        --------------
SPECIALIZED REITS--0.4%
Host Hotels & Resorts, Inc.                                   4,443                 59
HPC, Inc.                                                     2,001                 80
Plum Creek Timber Co., Inc.                                   1,456                 73
Public Storage                                                1,080                107
                                                                        --------------
                                                                                   319
                                                                        --------------
SPECIALTY CHEMICALS--0.3%
Ecolab, Inc.                                                  1,535                 74
International Flavors & Fragrances, Inc.                        690                 27
Rohm & Haas Co.                                               1,088                 76
Sigma-Aldrich Corp.                                           1,098                 58
                                                                        --------------
                                                                                   235
                                                                        --------------
SPECIALTY STORES--0.2%
Office Depot, Inc.(b)                                         2,324                 14
Staples, Inc.                                                 5,975                134
Tiffany & Co.                                                 1,073                 38
                                                                        --------------
                                                                                   186
                                                                        --------------
STEEL--0.3%
AK Steel Holding Corp.                                          958                 25
Allegheny Technologies, Inc.                                    860                 25
Nucor Corp.                                                   2,672                106
United States Steel Corp.                                     1,005                 78
                                                                        --------------
                                                                                   234
                                                                        --------------
SYSTEMS SOFTWARE--3.1%
BMC Software, Inc.(b)                                         1,626                 47
CA, Inc.                                                      3,415                 68
Microsoft Corp.                                              65,577              1,750
Novell, Inc.(b)                                               3,013                 15

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
SYSTEMS SOFTWARE--(CONTINUED)
Oracle Corp.(b)                                              32,429     $          659
Symantec Corp.(b)                                             7,150                140
                                                                        --------------
                                                                                 2,679
                                                                        --------------
THRIFTS & MORTGAGE FINANCE--0.1%
Hudson City Bancorp, Inc.                                     4,418                 82
MGIC Investment Corp.                                         1,064                  7
Sovereign Bancorp, Inc.                                       4,096                 16
                                                                        --------------
                                                                                   105
                                                                        --------------
TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The)(b)                           2,052                 31
                                                                        --------------
TOBACCO--1.6%
Altria Group, Inc.                                           16,858                335
Lorillard, Inc.                                               1,480                105
Philip Morris International, Inc.                            17,133                824
Reynolds American, Inc.                                       1,465                 71
UST, Inc.                                                     1,260                 84
                                                                        --------------
                                                                                 1,419
                                                                        --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Fastenal Co.                                                    922                 45
Grainger (W.W.), Inc.                                           445                 39
                                                                        --------------
                                                                                    84
                                                                        --------------
TRUCKING--0.0%
Ryder System, Inc.                                              486                 30
                                                                        --------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower Corp. Class A(b)                               3,379                122
Sprint Nextel Corp.                                          24,266                148
                                                                        --------------
                                                                                   270
                                                                        --------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $75,025)                                                       84,175
                                                                        --------------
FOREIGN COMMON STOCKS(C)--1.3%
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (United
   States)                                                    3,260                185
                                                                        --------------
INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)              2,706                 84
                                                                        --------------
OIL & GAS EQUIPMENT & SERVICES--0.9%
Schlumberger Ltd. (Netherlands)                              10,099                789
                                                                        --------------

                                                                             VALUE
                                                         SHARES              (000)
                                                     --------------     --------------
PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                       2,594     $           47
                                                                        --------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $702)                                                           1,105
                                                                        --------------
RIGHTS--0.0%
COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights(f)                       7,900                  0
                                                                        --------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                                 0
                                                                        --------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $75,727)                                                       85,280
                                                                        --------------
SHORT-TERM INVESTMENTS--0.9%
MONEY MARKET MUTUAL FUNDS--0.9%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 2.456%)                       760,052                760
                                                                        --------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $760)                                                             760
                                                                        --------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $76,487)                                                       86,040(a)
Other assets and liabilities, net--0.0%                                             38
                                                                        --------------
NET ASSETS--100.0%                                                      $       86,078
                                                                        ==============

                   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

At September 30, 2008, the Series had entered into futures contracts as follows:

                                                      Value of       Market      Unrealized
                                         Number of    Contracts     Value of    Appreciation
                       Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                       ---------------   ---------   -----------   ---------   --------------
S&P December E- Mini   December - 08         21         $1,226       $1,130         $(96)
                                                                                    ----
                                                                                    $(96)
                                                                                    ----

ABBREVIATIONS:

REIT Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,348 and gross depreciation of $10,993 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $79,685.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(d)  All or a portion segregated as collateral for futures contracts.

(e)  Amounts are less than $500 (not reported in thousands).

(f) Illiquid and restricted security. At September 30, 2008, this security amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 2 " Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.   SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions -- Note 5), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

Money Market uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the series attempts to maintain a constant net asset value of $10 per share.

The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the series' own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the series' net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                      Level 1 -        Level 2 -           Level 3 -
                                                        Quoted       Significant          Significant
Series                                                  Prices    Observable Inputs   Unobservable Inputs     Total
------                                                ---------   -----------------   -------------------   --------
Investments in Securities
(Market Value)
($ reported in thousands)
Capital Growth Series                                  $262,282        $     --              $   --         $262,282
Growth and Income Series                                109,805             370                  --          110,175
Mid-Cap Growth Series                                    56,417              --                  --           56,417
Money Market Series                                          --         201,441                  --          201,441
Multi-Sector Fixed Income Series                          9,719         200,751               4,938          215,408
Multi-Sector Short Term Bond Series                           3          46,577               1,084           47,664
Strategic Allocation Series                             115,586          84,785                 783          201,154
Aberdeen International Series                            63,322         338,555                  --          401,877
Small-Cap Growth Series                                  36,360              --                  36           36,396
Duff & Phelps Real Estate Securities Series             132,679           4,909                  --          137,588
Dynamic Asset Allocation Series - Aggressive Growth      20,256              --                  --           20,256
Dynamic Asset Allocation Series - Growth                 35,483              --                  --           35,483
Dynamic Asset Allocation Series - Moderate               13,964             415                  --           14,379
Dynamic Asset Allocation Series - Moderate Growth        23,434              --                  --           23,434
Sanford Bernstein Mid-Cap Value Series                  125,034              --                  --          125,034
Sanford Bernstein Small-Cap Value Series                 58,042              --                  --           58,042
Van Kampen Comstock Equity Series                        59,139              --                  --           59,139
Van Kampen Equity 500 Index Series                       86,040              --                  --           86,040

Other Financial Instruments*
Multi-Sector Fixed Income Series                       $     --        $     53              $   --         $     53
Multi-Sector Short Term Bond Series                          --              12                  --               12
Van Kampen Equity 500 Index Series                          (96)             --                  --              (96)

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

* Other financial instruments are forward currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                            Investments in Securities
                            ($ reported in thousands)

                                                   Multi-Sector   Multi-Sector   Strategic
                                                   Fixed Income    Short Term    Allocation     Small-Cap
                                                      Series       Bond Series     Series     Growth Series
                                                   ------------   ------------  ------------ -------------
Balance as of December 31, 2007                       $10,733        $ 2,886      $ 5,155         $--
Accrued discounts/premiums                                168             59           10          --
Realized gain (loss)                                      (78)          (544)        (104)         --
Change in unrealized appreciation (depreciation)       (1,542)           (38)        (272)         --
Net purchases (sales)                                  (1,451)        (1,075)      (2,740)         --
Transfers in and/or out of Level 3(1)                  (2,892)          (204)      (1,266)         36
                                                      -------        -------      -------         ---
Balance as of September 30, 2008                      $ 4,938        $ 1,084      $   783         $36
                                                      =======        =======      =======         ===

(1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF SEPTEMBER 30, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

On September 16, 2008, certain subsidiaries of PNX purchased three short-term notes from the Money Market Series. These notes were purchased at a price equal to the notes par totaling $9,190,000.

B.   FOREIGN SECURITY COUNTRY DETERMINATION

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

C.   SECURITY LENDING

Certain series may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the series net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At September 30, 2008, the following series had securities on loan as follows (reported in thousands):

                                    Market Value of
Series                             Securities Loaned   Cash Collateral
------                             -----------------   ---------------
Multi-Sector Fixed Income Series         $8,503             $9,232

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Aberdeen International Series             7,875              8,215

As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Multi-Sector Fixed Income Series (the "Fund"). As a result, State Street Bank and Trust Company as Securities Lending Agent took possession of the collateral and repurchased the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("FAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Fund at replacement value, the Fund had realized losses of ($45) (reported in thousands), which did not have an impact on the financial statements or net asset values of the Fund.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each series' Schedule of Investments.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At September 30, 2008, the Fund held the following illiquid and restricted securities ($ reported in thousands):

                                                            Market       % of
                               Acquisition   Acquisition   Value at   Net Assets
                                  Date           Cost       9/30/08   At 9/30/08
                               -----------   -----------   --------   ----------
MULTI-SECTOR FIXED INCOME
   MASTR Alternative
   Net Interest Margin
   06-6, N1 144A
   3.606% due 9/26/46              8/3/06         152        --(1)       0.0%
MULTI-SECTOR SHORT TERM BOND
   MASTR Alternative
   Net Interest Margin
   06-6, N1 144A
   4.120% due 9/26/46              8/3/06          27        --(1)       0.0%
   MASTR Alternative
   Net Interest Margin
   05-CW1A, N1 144A
   6.750% due 12/26/35           11/18/05          14         1          0.0%

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

   MASTR Resuritization
   Trust
   05-4CI, N2 144A
   6.4288% due 4/26/45            1/12/06         120        12          0.0%
SMALL-CAP GROWTH
   Concho Resources, Inc.          6/4/08          42        36          0.1%
VAN KAMPEN EQUITY 500 INDEX
      Seagate Technology
         Tax Refund Rights       11/20/00           0         0            0%

(1)  AMOUNT IS LESS THAN $500 (NOT REPORTED IN THOUSANDS)

Each series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Note 3 -- Recently Issued Accounting Standards

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

Note 4 - Treasury Guarantee Program

On September 30, 2008, the Board authorized the Money Market Series (the "Fund") to apply for participation in the Department of the Treasury's Temporary Money Market Fund Guarantee Program (the "Program"). The Fund was subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $9.95 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $10.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $9.95. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund. The Fund paid $19,692, to participate in the Program which will be amortized through December 18, 2008.

The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, Fund management will consider whether to continue to participate.

Note 5 - Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of

Other information regarding the Fund is available in the series' most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)

Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held within the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

Note 6 - Other

On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").

Other information regarding the Fund is available in the series' most recent Report to Shareholders.




ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The Phoenix Edge Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       December 1, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       December 1, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (principal financial officer)

Date                       November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.